Lease Liabilities - Summary of Individualization of Lease Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	$ 51,495	$ 81,644
Non-current lease liability	91,070	108,625
Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	17,959	18,896
Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	33,536	62,748
One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	27,969	42,709
Two to three years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	12,935	26,241
Three to four years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	9,573	13,673
Four to five years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	9,726	7,927
More than five years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	30,867	18,075
Colombian peso [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	4,792	6,004
Non-current lease liability	15,639	6,190
Peruvian sol [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	10,434	15,455
Non-current lease liability	13,816	25,300
U.S. Dollar [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	20,470	33,751
Non-current lease liability	25,668	18,317
Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	15,685	26,411
Non-current lease liability	35,516	58,803
Euros [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	17	5
Non-current lease liability	386
Argentine peso [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	78	7
Non-current lease liability	45	7
Unidad de Fomento (funds code)
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	$ 19	11
Non-current lease liability		$ 8
Codensa [Member] | Colombia | MAREAUTO COLOMBIA SAS | Colombian peso [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	1294.00%	12.09%
Current lease liabilities	$ 78	$ 895
Non-current lease liability		92
Codensa [Member] | Colombia | MAREAUTO COLOMBIA SAS | Colombian peso [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	68	223
Codensa [Member] | Colombia | MAREAUTO COLOMBIA SAS | Colombian peso [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	$ 10	672
Codensa [Member] | Colombia | MAREAUTO COLOMBIA SAS | Colombian peso [Member] | One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability		$ 92
Codensa [Member] | Colombia | TRANSPORTES ESPECIALES ALIADOS S.A.S | Colombian peso [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	1250.00%	12.50%
Current lease liabilities	$ 205	$ 289
Non-current lease liability		214
Codensa [Member] | Colombia | TRANSPORTES ESPECIALES ALIADOS S.A.S | Colombian peso [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	75	69
Codensa [Member] | Colombia | TRANSPORTES ESPECIALES ALIADOS S.A.S | Colombian peso [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	$ 130	220
Codensa [Member] | Colombia | TRANSPORTES ESPECIALES ALIADOS S.A.S | Colombian peso [Member] | One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability		$ 214
Codensa [Member] | Colombia | PATRIMONIOS AUTONOMOS FIDUCIARIA BO | Colombian peso [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	744.00%
Current lease liabilities	$ 82
Codensa [Member] | Colombia | PATRIMONIOS AUTONOMOS FIDUCIARIA BO | Colombian peso [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	$ 82
Codensa [Member] | Colombia | ANA MARIA RESTREPO PEREA | Colombian peso [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	744.00%
Current lease liabilities	$ 65
Codensa [Member] | Colombia | ANA MARIA RESTREPO PEREA | Colombian peso [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	19
Codensa [Member] | Colombia | ANA MARIA RESTREPO PEREA | Colombian peso [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	$ 46
Codensa [Member] | Colombia | MARIA VICTORIA RESTREPO DE MARTINEZ | Colombian peso [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	744.00%
Current lease liabilities	$ 65
Codensa [Member] | Colombia | MARIA VICTORIA RESTREPO DE MARTINEZ | Colombian peso [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	19
Codensa [Member] | Colombia | MARIA VICTORIA RESTREPO DE MARTINEZ | Colombian peso [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	$ 46
Codensa [Member] | Colombia | LONDONO DE ARENAS MARIA DEL PILAR | Colombian peso [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	744.00%
Current lease liabilities	$ 49
Codensa [Member] | Colombia | LONDONO DE ARENAS MARIA DEL PILAR | Colombian peso [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	15
Codensa [Member] | Colombia | LONDONO DE ARENAS MARIA DEL PILAR | Colombian peso [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	$ 34
Codensa [Member] | Colombia | MARTINEZ ISAACS ROBERTO EDUARDO | Colombian peso [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	744.00%
Current lease liabilities	$ 16
Codensa [Member] | Colombia | MARTINEZ ISAACS ROBERTO EDUARDO | Colombian peso [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	5
Codensa [Member] | Colombia | MARTINEZ ISAACS ROBERTO EDUARDO | Colombian peso [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	$ 11
Codensa [Member] | Colombia | PATRIMONIOS AUTONOMOS FIDUCIARIA BO | Colombian peso [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	744.00%
Current lease liabilities	$ 24
Codensa [Member] | Colombia | PATRIMONIOS AUTONOMOS FIDUCIARIA BO | Colombian peso [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	$ 24
Codensa [Member] | Colombia | PATRIMONIOS AUTONOMOS FIDUCIARIA BO | Colombian peso [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	793.00%
Current lease liabilities	$ 433
Codensa [Member] | Colombia | PATRIMONIOS AUTONOMOS FIDUCIARIA BO | Colombian peso [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	129
Codensa [Member] | Colombia | PATRIMONIOS AUTONOMOS FIDUCIARIA BO | Colombian peso [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	$ 304
Codensa [Member] | Colombia | PATRIMONIOS AUTONOMOS FIDUCIARIA BO | Colombian peso [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	420.00%
Current lease liabilities	$ 342
Codensa [Member] | Colombia | PATRIMONIOS AUTONOMOS FIDUCIARIA BO | Colombian peso [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	102
Codensa [Member] | Colombia | PATRIMONIOS AUTONOMOS FIDUCIARIA BO | Colombian peso [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	$ 240
Codensa [Member] | Colombia | CALDWELL MANAGEMENT SAS | Colombian peso [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	756.00%	7.56%
Current lease liabilities	$ 163	$ 227
Non-current lease liability		142
Codensa [Member] | Colombia | CALDWELL MANAGEMENT SAS | Colombian peso [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	54	52
Codensa [Member] | Colombia | CALDWELL MANAGEMENT SAS | Colombian peso [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	$ 109	175
Codensa [Member] | Colombia | CALDWELL MANAGEMENT SAS | Colombian peso [Member] | One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability		$ 142
Codensa [Member] | Colombia | CASTRO OCHOA LUIS ANTONIO | Colombian peso [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	771.00%	7.71%
Current lease liabilities	$ 12	$ 75
Non-current lease liability		111
Codensa [Member] | Colombia | CASTRO OCHOA LUIS ANTONIO | Colombian peso [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	$ 12	15
Codensa [Member] | Colombia | CASTRO OCHOA LUIS ANTONIO | Colombian peso [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		60
Codensa [Member] | Colombia | CASTRO OCHOA LUIS ANTONIO | Colombian peso [Member] | One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability		62
Codensa [Member] | Colombia | CASTRO OCHOA LUIS ANTONIO | Colombian peso [Member] | Two to three years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability		$ 49
Codensa [Member] | Colombia | SITUANDO LTDA | Colombian peso [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	756.00%	7.56%
Current lease liabilities	$ 49	$ 149
Non-current lease liability		84
Codensa [Member] | Colombia | SITUANDO LTDA | Colombian peso [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	37	35
Codensa [Member] | Colombia | SITUANDO LTDA | Colombian peso [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	$ 12	114
Codensa [Member] | Colombia | SITUANDO LTDA | Colombian peso [Member] | One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability		$ 84
Codensa [Member] | Colombia | JULIO ALBERTO FLECHAS VEGA | Colombian peso [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	744.00%	7.44%
Current lease liabilities	$ 28	$ 28
Codensa [Member] | Colombia | JULIO ALBERTO FLECHAS VEGA | Colombian peso [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	7	7
Codensa [Member] | Colombia | JULIO ALBERTO FLECHAS VEGA | Colombian peso [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	$ 21	$ 21
Codensa [Member] | Colombia | PAEZ RUIZ Y ASOCIADOS LTDA | Colombian peso [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	760.00%	7.60%
Current lease liabilities	$ 60	$ 64
Non-current lease liability		52
Codensa [Member] | Colombia | PAEZ RUIZ Y ASOCIADOS LTDA | Colombian peso [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	15	14
Codensa [Member] | Colombia | PAEZ RUIZ Y ASOCIADOS LTDA | Colombian peso [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	$ 45	50
Codensa [Member] | Colombia | PAEZ RUIZ Y ASOCIADOS LTDA | Colombian peso [Member] | One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability		$ 52
Codensa [Member] | Colombia | ACCI S.A.S | Colombian peso [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	799.00%	7.99%
Current lease liabilities	$ 83	$ 230
Non-current lease liability		543
Codensa [Member] | Colombia | ACCI S.A.S | Colombian peso [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	51	40
Codensa [Member] | Colombia | ACCI S.A.S | Colombian peso [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	$ 32	190
Codensa [Member] | Colombia | ACCI S.A.S | Colombian peso [Member] | One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability		151
Codensa [Member] | Colombia | ACCI S.A.S | Colombian peso [Member] | Two to three years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability		163
Codensa [Member] | Colombia | ACCI S.A.S | Colombian peso [Member] | Three to four years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability		176
Codensa [Member] | Colombia | ACCI S.A.S | Colombian peso [Member] | Four to five years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability		$ 53
Codensa [Member] | Colombia | SITUANDO LTDA | Colombian peso [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	420.00%	7.40%
Current lease liabilities	$ 21	$ 93
Codensa [Member] | Colombia | SITUANDO LTDA | Colombian peso [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	$ 21	31
Codensa [Member] | Colombia | SITUANDO LTDA | Colombian peso [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		$ 62
Codensa [Member] | Colombia | CONSTRUCCIONES E INVERSIONES | Colombian peso [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	780.00%
Current lease liabilities	$ 23
Codensa [Member] | Colombia | CONSTRUCCIONES E INVERSIONES | Colombian peso [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	14
Codensa [Member] | Colombia | CONSTRUCCIONES E INVERSIONES | Colombian peso [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	$ 9
Codensa [Member] | Colombia | CANALES ANDRADE Y CIA SAS | Colombian peso [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	757.00%	7.57%
Current lease liabilities	$ 78	$ 108
Non-current lease liability		68
Codensa [Member] | Colombia | CANALES ANDRADE Y CIA SAS | Colombian peso [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	26	25
Codensa [Member] | Colombia | CANALES ANDRADE Y CIA SAS | Colombian peso [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	$ 52	83
Codensa [Member] | Colombia | CANALES ANDRADE Y CIA SAS | Colombian peso [Member] | One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability		$ 68
Codensa [Member] | Colombia | MERCURIO CENTRO COMERCIAL | Colombian peso [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	757.00%	7.57%
Current lease liabilities	$ 4	$ 5
Non-current lease liability		3
Codensa [Member] | Colombia | MERCURIO CENTRO COMERCIAL | Colombian peso [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	1	1
Codensa [Member] | Colombia | MERCURIO CENTRO COMERCIAL | Colombian peso [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	$ 3	4
Codensa [Member] | Colombia | MERCURIO CENTRO COMERCIAL | Colombian peso [Member] | One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability		$ 3
Codensa [Member] | Colombia | MUNOZ HERMANOS FYN Y COMPAN A SAS | Colombian peso [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	787.00%	7.87%
Current lease liabilities	$ 24	$ 33
Non-current lease liability	54	68
Codensa [Member] | Colombia | MUNOZ HERMANOS FYN Y COMPAN A SAS | Colombian peso [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	6	6
Codensa [Member] | Colombia | MUNOZ HERMANOS FYN Y COMPAN A SAS | Colombian peso [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	18	27
Codensa [Member] | Colombia | MUNOZ HERMANOS FYN Y COMPAN A SAS | Colombian peso [Member] | One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	26	24
Codensa [Member] | Colombia | MUNOZ HERMANOS FYN Y COMPAN A SAS | Colombian peso [Member] | Two to three years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	$ 28	$ 44
Codensa [Member] | Colombia | MUNOZ HERMANOS FYN Y COMPAN A SAS | Colombian peso [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	787.00%	7.87%
Current lease liabilities	$ 23	$ 32
Non-current lease liability	50	65
Codensa [Member] | Colombia | MUNOZ HERMANOS FYN Y COMPAN A SAS | Colombian peso [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	6	6
Codensa [Member] | Colombia | MUNOZ HERMANOS FYN Y COMPAN A SAS | Colombian peso [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	17	26
Codensa [Member] | Colombia | MUNOZ HERMANOS FYN Y COMPAN A SAS | Colombian peso [Member] | One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	24	23
Codensa [Member] | Colombia | MUNOZ HERMANOS FYN Y COMPAN A SAS | Colombian peso [Member] | Two to three years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	$ 26	$ 42
Codensa [Member] | Colombia | E Y D Y COMPAÑIA S.C | Colombian peso [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	420.00%
Current lease liabilities	$ 7
Non-current lease liability	5
Codensa [Member] | Colombia | E Y D Y COMPAÑIA S.C | Colombian peso [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	2
Codensa [Member] | Colombia | E Y D Y COMPAÑIA S.C | Colombian peso [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	5
Codensa [Member] | Colombia | E Y D Y COMPAÑIA S.C | Colombian peso [Member] | One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	$ 5
Codensa [Member] | Colombia | INTERCOLOMBIA S.A. E.S.P | Colombian peso [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	788.00%
Current lease liabilities	$ 28
Non-current lease liability	1,059
Codensa [Member] | Colombia | INTERCOLOMBIA S.A. E.S.P | Colombian peso [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	13
Codensa [Member] | Colombia | INTERCOLOMBIA S.A. E.S.P | Colombian peso [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	15
Codensa [Member] | Colombia | INTERCOLOMBIA S.A. E.S.P | Colombian peso [Member] | One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	26
Codensa [Member] | Colombia | INTERCOLOMBIA S.A. E.S.P | Colombian peso [Member] | Two to three years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	28
Codensa [Member] | Colombia | INTERCOLOMBIA S.A. E.S.P | Colombian peso [Member] | Three to four years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	30
Codensa [Member] | Colombia | INTERCOLOMBIA S.A. E.S.P | Colombian peso [Member] | Four to five years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	33
Codensa [Member] | Colombia | INTERCOLOMBIA S.A. E.S.P | Colombian peso [Member] | More than five years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	$ 942
Codensa [Member] | Colombia | C.I. ALLIANCE S.A | Colombian peso [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	750.00%
Current lease liabilities	$ 319
Non-current lease liability	5,939
Codensa [Member] | Colombia | C.I. ALLIANCE S.A | Colombian peso [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	95
Codensa [Member] | Colombia | C.I. ALLIANCE S.A | Colombian peso [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	224
Codensa [Member] | Colombia | C.I. ALLIANCE S.A | Colombian peso [Member] | One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	254
Codensa [Member] | Colombia | C.I. ALLIANCE S.A | Colombian peso [Member] | Two to three years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	273
Codensa [Member] | Colombia | C.I. ALLIANCE S.A | Colombian peso [Member] | Three to four years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	294
Codensa [Member] | Colombia | C.I. ALLIANCE S.A | Colombian peso [Member] | Four to five years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	316
Codensa [Member] | Colombia | C.I. ALLIANCE S.A | Colombian peso [Member] | More than five years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	$ 4,802
Codensa [Member] | Colombia | TERRAPUERTO SAS | Colombian peso [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	750.00%
Current lease liabilities	$ 180
Non-current lease liability	4,165
Codensa [Member] | Colombia | TERRAPUERTO SAS | Colombian peso [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	67
Codensa [Member] | Colombia | TERRAPUERTO SAS | Colombian peso [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	113
Codensa [Member] | Colombia | TERRAPUERTO SAS | Colombian peso [Member] | One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	178
Codensa [Member] | Colombia | TERRAPUERTO SAS | Colombian peso [Member] | Two to three years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	192
Codensa [Member] | Colombia | TERRAPUERTO SAS | Colombian peso [Member] | Three to four years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	206
Codensa [Member] | Colombia | TERRAPUERTO SAS | Colombian peso [Member] | Four to five years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	221
Codensa [Member] | Colombia | TERRAPUERTO SAS | Colombian peso [Member] | More than five years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	$ 3,368
Codensa [Member] | Colombia | COMPAÑIA GENERAL DE | Colombian peso [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	750.00%
Current lease liabilities	$ 164
Non-current lease liability	3,584
Codensa [Member] | Colombia | COMPAÑIA GENERAL DE | Colombian peso [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	57
Codensa [Member] | Colombia | COMPAÑIA GENERAL DE | Colombian peso [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	107
Codensa [Member] | Colombia | COMPAÑIA GENERAL DE | Colombian peso [Member] | One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	152
Codensa [Member] | Colombia | COMPAÑIA GENERAL DE | Colombian peso [Member] | Two to three years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	163
Codensa [Member] | Colombia | COMPAÑIA GENERAL DE | Colombian peso [Member] | Three to four years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	176
Codensa [Member] | Colombia | COMPAÑIA GENERAL DE | Colombian peso [Member] | Four to five years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	189
Codensa [Member] | Colombia | COMPAÑIA GENERAL DE | Colombian peso [Member] | More than five years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	$ 2,904
Codensa [Member] | Colombia | MINISTERIO DEFENSA NAL EJERCITO NAC | Colombian peso [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	772.00%	7.72%
Current lease liabilities	$ 151	$ 103
Non-current lease liability	51	88
Codensa [Member] | Colombia | MINISTERIO DEFENSA NAL EJERCITO NAC | Colombian peso [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	95	12
Codensa [Member] | Colombia | MINISTERIO DEFENSA NAL EJERCITO NAC | Colombian peso [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	56	91
Codensa [Member] | Colombia | MINISTERIO DEFENSA NAL EJERCITO NAC | Colombian peso [Member] | One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	$ 51	49
Codensa [Member] | Colombia | MINISTERIO DEFENSA NAL EJERCITO NAC | Colombian peso [Member] | Two to three years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability		$ 39
Codensa [Member] | Colombia | NEARDENTAL SAS | Colombian peso [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	740.00%	7.40%
Current lease liabilities	$ 16	$ 23
Codensa [Member] | Colombia | NEARDENTAL SAS | Colombian peso [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	$ 16	9
Codensa [Member] | Colombia | NEARDENTAL SAS | Colombian peso [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		$ 14
Codensa [Member] | Colombia | TRANSPORTES ESPECIALES FSG | Colombian peso [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	710.00%	7.10%
Current lease liabilities	$ 24	$ 23
Non-current lease liability	2	26
Codensa [Member] | Colombia | TRANSPORTES ESPECIALES FSG | Colombian peso [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	7	6
Codensa [Member] | Colombia | TRANSPORTES ESPECIALES FSG | Colombian peso [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	17	17
Codensa [Member] | Colombia | TRANSPORTES ESPECIALES FSG | Colombian peso [Member] | One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	$ 2	23
Codensa [Member] | Colombia | TRANSPORTES ESPECIALES FSG | Colombian peso [Member] | Two to three years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability		$ 3
Codensa [Member] | Colombia | ALD AUTOMOTIVE | Colombian peso [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	925.00%
Current lease liabilities	$ 4
Non-current lease liability	14
Codensa [Member] | Colombia | ALD AUTOMOTIVE | Colombian peso [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	1
Codensa [Member] | Colombia | ALD AUTOMOTIVE | Colombian peso [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	3
Codensa [Member] | Colombia | ALD AUTOMOTIVE | Colombian peso [Member] | One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	4
Codensa [Member] | Colombia | ALD AUTOMOTIVE | Colombian peso [Member] | Two to three years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	5
Codensa [Member] | Colombia | ALD AUTOMOTIVE | Colombian peso [Member] | Three to four years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	$ 5
Codensa [Member] | Colombia | ALD AUTOMOTIVE | Colombian peso [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	925.00%
Current lease liabilities	$ 6
Non-current lease liability	17
Codensa [Member] | Colombia | ALD AUTOMOTIVE | Colombian peso [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	2
Codensa [Member] | Colombia | ALD AUTOMOTIVE | Colombian peso [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	4
Codensa [Member] | Colombia | ALD AUTOMOTIVE | Colombian peso [Member] | One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	5
Codensa [Member] | Colombia | ALD AUTOMOTIVE | Colombian peso [Member] | Two to three years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	6
Codensa [Member] | Colombia | ALD AUTOMOTIVE | Colombian peso [Member] | Three to four years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	$ 6
Codensa [Member] | Colombia | ALD AUTOMOTIVE | Colombian peso [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	925.00%
Current lease liabilities	$ 9
Non-current lease liability	29
Codensa [Member] | Colombia | ALD AUTOMOTIVE | Colombian peso [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	3
Codensa [Member] | Colombia | ALD AUTOMOTIVE | Colombian peso [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	6
Codensa [Member] | Colombia | ALD AUTOMOTIVE | Colombian peso [Member] | One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	9
Codensa [Member] | Colombia | ALD AUTOMOTIVE | Colombian peso [Member] | Two to three years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	10
Codensa [Member] | Colombia | ALD AUTOMOTIVE | Colombian peso [Member] | Three to four years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	$ 10
Codensa [Member] | Colombia | ALD AUTOMOTIVE | Colombian peso [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	925.00%
Current lease liabilities	$ 6
Non-current lease liability	18
Codensa [Member] | Colombia | ALD AUTOMOTIVE | Colombian peso [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	2
Codensa [Member] | Colombia | ALD AUTOMOTIVE | Colombian peso [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	4
Codensa [Member] | Colombia | ALD AUTOMOTIVE | Colombian peso [Member] | One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	6
Codensa [Member] | Colombia | ALD AUTOMOTIVE | Colombian peso [Member] | Two to three years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	6
Codensa [Member] | Colombia | ALD AUTOMOTIVE | Colombian peso [Member] | Three to four years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	$ 6
Codensa [Member] | Colombia | ALD AUTOMOTIVE | Colombian peso [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	925.00%
Current lease liabilities	$ 6
Non-current lease liability	17
Codensa [Member] | Colombia | ALD AUTOMOTIVE | Colombian peso [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	2
Codensa [Member] | Colombia | ALD AUTOMOTIVE | Colombian peso [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	4
Codensa [Member] | Colombia | ALD AUTOMOTIVE | Colombian peso [Member] | One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	5
Codensa [Member] | Colombia | ALD AUTOMOTIVE | Colombian peso [Member] | Two to three years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	6
Codensa [Member] | Colombia | ALD AUTOMOTIVE | Colombian peso [Member] | Three to four years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	$ 6
Codensa [Member] | Colombia | ALD AUTOMOTIVE | Colombian peso [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	925.00%
Current lease liabilities	$ 6
Non-current lease liability	17
Codensa [Member] | Colombia | ALD AUTOMOTIVE | Colombian peso [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	2
Codensa [Member] | Colombia | ALD AUTOMOTIVE | Colombian peso [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	4
Codensa [Member] | Colombia | ALD AUTOMOTIVE | Colombian peso [Member] | One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	5
Codensa [Member] | Colombia | ALD AUTOMOTIVE | Colombian peso [Member] | Two to three years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	6
Codensa [Member] | Colombia | ALD AUTOMOTIVE | Colombian peso [Member] | Three to four years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	$ 6
Codensa [Member] | Colombia | ALD AUTOMOTIVE | Colombian peso [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	925.00%
Current lease liabilities	$ 5
Non-current lease liability	15
Codensa [Member] | Colombia | ALD AUTOMOTIVE | Colombian peso [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	2
Codensa [Member] | Colombia | ALD AUTOMOTIVE | Colombian peso [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	3
Codensa [Member] | Colombia | ALD AUTOMOTIVE | Colombian peso [Member] | One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	5
Codensa [Member] | Colombia | ALD AUTOMOTIVE | Colombian peso [Member] | Two to three years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	5
Codensa [Member] | Colombia | ALD AUTOMOTIVE | Colombian peso [Member] | Three to four years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	$ 5
Codensa [Member] | Colombia | ALD AUTOMOTIVE | Colombian peso [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	925.00%
Current lease liabilities	$ 6
Non-current lease liability	18
Codensa [Member] | Colombia | ALD AUTOMOTIVE | Colombian peso [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	2
Codensa [Member] | Colombia | ALD AUTOMOTIVE | Colombian peso [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	4
Codensa [Member] | Colombia | ALD AUTOMOTIVE | Colombian peso [Member] | One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	6
Codensa [Member] | Colombia | ALD AUTOMOTIVE | Colombian peso [Member] | Two to three years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	6
Codensa [Member] | Colombia | ALD AUTOMOTIVE | Colombian peso [Member] | Three to four years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	$ 6
Codensa [Member] | Colombia | ALD AUTOMOTIVE | Colombian peso [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	925.00%
Current lease liabilities	$ 6
Non-current lease liability	18
Codensa [Member] | Colombia | ALD AUTOMOTIVE | Colombian peso [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	2
Codensa [Member] | Colombia | ALD AUTOMOTIVE | Colombian peso [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	4
Codensa [Member] | Colombia | ALD AUTOMOTIVE | Colombian peso [Member] | One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	6
Codensa [Member] | Colombia | ALD AUTOMOTIVE | Colombian peso [Member] | Two to three years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	6
Codensa [Member] | Colombia | ALD AUTOMOTIVE | Colombian peso [Member] | Three to four years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	$ 6
Codensa [Member] | Colombia | ALD AUTOMOTIVE | Colombian peso [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	925.00%
Current lease liabilities	$ 6
Non-current lease liability	18
Codensa [Member] | Colombia | ALD AUTOMOTIVE | Colombian peso [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	2
Codensa [Member] | Colombia | ALD AUTOMOTIVE | Colombian peso [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	4
Codensa [Member] | Colombia | ALD AUTOMOTIVE | Colombian peso [Member] | One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	6
Codensa [Member] | Colombia | ALD AUTOMOTIVE | Colombian peso [Member] | Two to three years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	6
Codensa [Member] | Colombia | ALD AUTOMOTIVE | Colombian peso [Member] | Three to four years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	$ 6
Codensa [Member] | Colombia | ALD AUTOMOTIVE | Colombian peso [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	925.00%
Current lease liabilities	$ 4
Non-current lease liability	12
Codensa [Member] | Colombia | ALD AUTOMOTIVE | Colombian peso [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	1
Codensa [Member] | Colombia | ALD AUTOMOTIVE | Colombian peso [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	3
Codensa [Member] | Colombia | ALD AUTOMOTIVE | Colombian peso [Member] | One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	4
Codensa [Member] | Colombia | ALD AUTOMOTIVE | Colombian peso [Member] | Two to three years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	4
Codensa [Member] | Colombia | ALD AUTOMOTIVE | Colombian peso [Member] | Three to four years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	$ 4
Codensa [Member] | Colombia | ALD AUTOMOTIVE | Colombian peso [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	925.00%
Current lease liabilities	$ 6
Non-current lease liability	18
Codensa [Member] | Colombia | ALD AUTOMOTIVE | Colombian peso [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	2
Codensa [Member] | Colombia | ALD AUTOMOTIVE | Colombian peso [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	4
Codensa [Member] | Colombia | ALD AUTOMOTIVE | Colombian peso [Member] | One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	6
Codensa [Member] | Colombia | ALD AUTOMOTIVE | Colombian peso [Member] | Two to three years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	6
Codensa [Member] | Colombia | ALD AUTOMOTIVE | Colombian peso [Member] | Three to four years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	$ 6
Codensa [Member] | Colombia | AMERICAS BUSINESS PROCESS SERVICES | Colombian peso [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	759.00%
Current lease liabilities	$ 32
Codensa [Member] | Colombia | AMERICAS BUSINESS PROCESS SERVICES | Colombian peso [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	9
Codensa [Member] | Colombia | AMERICAS BUSINESS PROCESS SERVICES | Colombian peso [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	$ 23
Codensa [Member] | Colombia | AMERICAS BUSINESS PROCESS SERVICES | Colombian peso [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	759.00%
Current lease liabilities	$ 82
Codensa [Member] | Colombia | AMERICAS BUSINESS PROCESS SERVICES | Colombian peso [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	22
Codensa [Member] | Colombia | AMERICAS BUSINESS PROCESS SERVICES | Colombian peso [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	$ 60
Codensa [Member] | Colombia | INVERSIONES Y CONSTRUCCIONES 79 SAS (PAGADOR ALTERNO: FIDUBOGOTÁ GE) | Colombian peso [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate		7.44%
Current lease liabilities		$ 474
Codensa [Member] | Colombia | INVERSIONES Y CONSTRUCCIONES 79 SAS (PAGADOR ALTERNO: FIDUBOGOTÁ GE) | Colombian peso [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		118
Codensa [Member] | Colombia | INVERSIONES Y CONSTRUCCIONES 79 SAS (PAGADOR ALTERNO: FIDUBOGOTÁ GE) | Colombian peso [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		$ 356
Codensa [Member] | Colombia | INVERSIONES Y CONSTRUCCIONES 79 SAS (PAGADOR ALTERNO: FIDUBOGOTÁ GE) | Colombian peso [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate		7.44%
Current lease liabilities		$ 140
Codensa [Member] | Colombia | INVERSIONES Y CONSTRUCCIONES 79 SAS (PAGADOR ALTERNO: FIDUBOGOTÁ GE) | Colombian peso [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		35
Codensa [Member] | Colombia | INVERSIONES Y CONSTRUCCIONES 79 SAS (PAGADOR ALTERNO: FIDUBOGOTÁ GE) | Colombian peso [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		$ 105
Codensa [Member] | Colombia | ANA MARIA RESTREPO PEREA (33,33%) | Colombian peso [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate		7.44%
Current lease liabilities		$ 75
Non-current lease liability		2
Codensa [Member] | Colombia | ANA MARIA RESTREPO PEREA (33,33%) | Colombian peso [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		19
Codensa [Member] | Colombia | ANA MARIA RESTREPO PEREA (33,33%) | Colombian peso [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		56
Codensa [Member] | Colombia | ANA MARIA RESTREPO PEREA (33,33%) | Colombian peso [Member] | One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability		$ 2
Codensa [Member] | Colombia | MARIA VICTORIA RESTREPO DE MARTINEZ (33,33%) | Colombian peso [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate		7.44%
Current lease liabilities		$ 75
Non-current lease liability		2
Codensa [Member] | Colombia | MARIA VICTORIA RESTREPO DE MARTINEZ (33,33%) | Colombian peso [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		19
Codensa [Member] | Colombia | MARIA VICTORIA RESTREPO DE MARTINEZ (33,33%) | Colombian peso [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		56
Codensa [Member] | Colombia | MARIA VICTORIA RESTREPO DE MARTINEZ (33,33%) | Colombian peso [Member] | One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability		$ 2
Codensa [Member] | Colombia | LONDONO DE ARENAS MARIA DEL PILAR (25%) | Colombian peso [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate		7.44%
Current lease liabilities		$ 56
Non-current lease liability		2
Codensa [Member] | Colombia | LONDONO DE ARENAS MARIA DEL PILAR (25%) | Colombian peso [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		14
Codensa [Member] | Colombia | LONDONO DE ARENAS MARIA DEL PILAR (25%) | Colombian peso [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		42
Codensa [Member] | Colombia | LONDONO DE ARENAS MARIA DEL PILAR (25%) | Colombian peso [Member] | One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability		$ 2
Codensa [Member] | Colombia | MARTINEZ ISAACS ROBERTO EDUARDO (8,34%) | Colombian peso [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate		7.44%
Current lease liabilities		$ 19
Non-current lease liability		1
Codensa [Member] | Colombia | MARTINEZ ISAACS ROBERTO EDUARDO (8,34%) | Colombian peso [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		5
Codensa [Member] | Colombia | MARTINEZ ISAACS ROBERTO EDUARDO (8,34%) | Colombian peso [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		14
Codensa [Member] | Colombia | MARTINEZ ISAACS ROBERTO EDUARDO (8,34%) | Colombian peso [Member] | One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability		$ 1
Codensa [Member] | Colombia | PATRIMONIOS AUTONOMOS FIDUCIARIA BOGOTA | Colombian peso [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate		7.39%
Current lease liabilities		$ 273
Codensa [Member] | Colombia | PATRIMONIOS AUTONOMOS FIDUCIARIA BOGOTA | Colombian peso [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		102
Codensa [Member] | Colombia | PATRIMONIOS AUTONOMOS FIDUCIARIA BOGOTA | Colombian peso [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		$ 171
Codensa [Member] | Colombia | CONSTRUCCIONES E INVERSIONES AMC S.A. | Colombian peso [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate		7.80%
Current lease liabilities		$ 62
Non-current lease liability		114
Codensa [Member] | Colombia | CONSTRUCCIONES E INVERSIONES AMC S.A. | Colombian peso [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		12
Codensa [Member] | Colombia | CONSTRUCCIONES E INVERSIONES AMC S.A. | Colombian peso [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		50
Codensa [Member] | Colombia | CONSTRUCCIONES E INVERSIONES AMC S.A. | Colombian peso [Member] | One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability		48
Codensa [Member] | Colombia | CONSTRUCCIONES E INVERSIONES AMC S.A. | Colombian peso [Member] | Two to three years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability		52
Codensa [Member] | Colombia | CONSTRUCCIONES E INVERSIONES AMC S.A. | Colombian peso [Member] | Three to four years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability		$ 14
Codensa [Member] | Colombia | PATRIMONIOS AUTONOMOS FIDUCIARIA BOGOTA | Colombian peso [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate		7.93%
Current lease liabilities		$ 622
Non-current lease liability		1,398
Codensa [Member] | Colombia | PATRIMONIOS AUTONOMOS FIDUCIARIA BOGOTA | Colombian peso [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		112
Codensa [Member] | Colombia | PATRIMONIOS AUTONOMOS FIDUCIARIA BOGOTA | Colombian peso [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		510
Codensa [Member] | Colombia | PATRIMONIOS AUTONOMOS FIDUCIARIA BOGOTA | Colombian peso [Member] | One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability		431
Codensa [Member] | Colombia | PATRIMONIOS AUTONOMOS FIDUCIARIA BOGOTA | Colombian peso [Member] | Two to three years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability		465
Codensa [Member] | Colombia | PATRIMONIOS AUTONOMOS FIDUCIARIA BOGOTA | Colombian peso [Member] | Three to four years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability		$ 502
Codensa [Member] | Colombia | INTERCONEXIÓN ELÉCTRICA S.A. E.S.P. | Colombian peso [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate		7.88%
Current lease liabilities		$ 185
Non-current lease liability		973
Codensa [Member] | Colombia | INTERCONEXIÓN ELÉCTRICA S.A. E.S.P. | Colombian peso [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		15
Codensa [Member] | Colombia | INTERCONEXIÓN ELÉCTRICA S.A. E.S.P. | Colombian peso [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		170
Codensa [Member] | Colombia | INTERCONEXIÓN ELÉCTRICA S.A. E.S.P. | Colombian peso [Member] | One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability		25
Codensa [Member] | Colombia | INTERCONEXIÓN ELÉCTRICA S.A. E.S.P. | Colombian peso [Member] | Two to three years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability		27
Codensa [Member] | Colombia | INTERCONEXIÓN ELÉCTRICA S.A. E.S.P. | Colombian peso [Member] | Three to four years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability		29
Codensa [Member] | Colombia | INTERCONEXIÓN ELÉCTRICA S.A. E.S.P. | Colombian peso [Member] | Four to five years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability		32
Codensa [Member] | Colombia | INTERCONEXIÓN ELÉCTRICA S.A. E.S.P. | Colombian peso [Member] | More than five years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability		$ 860
Codensa [Member] | Colombia | AMERICAS BUSINESS PROCESS SERVICES S.A | Colombian peso [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate		7.59%
Current lease liabilities		$ 39
Non-current lease liability		28
Codensa [Member] | Colombia | AMERICAS BUSINESS PROCESS SERVICES S.A | Colombian peso [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		9
Codensa [Member] | Colombia | AMERICAS BUSINESS PROCESS SERVICES S.A | Colombian peso [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		30
Codensa [Member] | Colombia | AMERICAS BUSINESS PROCESS SERVICES S.A | Colombian peso [Member] | One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability		$ 28
Codensa [Member] | Colombia | AMERICAS BUSINESS PROCESS SERVICES S.A | Colombian peso [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate		7.59%
Current lease liabilities		$ 100
Non-current lease liability		74
Codensa [Member] | Colombia | AMERICAS BUSINESS PROCESS SERVICES S.A | Colombian peso [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		23
Codensa [Member] | Colombia | AMERICAS BUSINESS PROCESS SERVICES S.A | Colombian peso [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		77
Codensa [Member] | Colombia | AMERICAS BUSINESS PROCESS SERVICES S.A | Colombian peso [Member] | One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability		$ 74
Codensa [Member] | Colombia | EQUIRENT S.A. | Colombian peso [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate		9.52%
Current lease liabilities		$ 30
Codensa [Member] | Colombia | EQUIRENT S.A. | Colombian peso [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		11
Codensa [Member] | Colombia | EQUIRENT S.A. | Colombian peso [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		$ 19
Enel Distribucion Peru S.A. (formerly named Edelnor S.A.A.) [Member] | Peru | BANCO INTERBANK DEL PERU | Peruvian sol [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	624.00%
Current lease liabilities	$ 2,480
Non-current lease liability	2,620
Enel Distribucion Peru S.A. (formerly named Edelnor S.A.A.) [Member] | Peru | BANCO INTERBANK DEL PERU | Peruvian sol [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	617
Enel Distribucion Peru S.A. (formerly named Edelnor S.A.A.) [Member] | Peru | BANCO INTERBANK DEL PERU | Peruvian sol [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	1,863
Enel Distribucion Peru S.A. (formerly named Edelnor S.A.A.) [Member] | Peru | BANCO INTERBANK DEL PERU | Peruvian sol [Member] | One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	$ 2,620
Enel Distribucion Peru S.A. (formerly named Edelnor S.A.A.) [Member] | Peru | BANCO INTERBANK DEL PERU | Peruvian sol [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	554.00%
Current lease liabilities	$ 397
Non-current lease liability	417
Enel Distribucion Peru S.A. (formerly named Edelnor S.A.A.) [Member] | Peru | BANCO INTERBANK DEL PERU | Peruvian sol [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	99
Enel Distribucion Peru S.A. (formerly named Edelnor S.A.A.) [Member] | Peru | BANCO INTERBANK DEL PERU | Peruvian sol [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	298
Enel Distribucion Peru S.A. (formerly named Edelnor S.A.A.) [Member] | Peru | BANCO INTERBANK DEL PERU | Peruvian sol [Member] | One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	311
Enel Distribucion Peru S.A. (formerly named Edelnor S.A.A.) [Member] | Peru | BANCO INTERBANK DEL PERU | Peruvian sol [Member] | Two to three years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	$ 106
Enel Distribucion Peru S.A. (formerly named Edelnor S.A.A.) [Member] | Peru | BANCO CONTINENTAL | Peruvian sol [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	437.00%	4.37%
Current lease liabilities	$ 7,086	$ 4,932
Non-current lease liability	9,267	17,536
Enel Distribucion Peru S.A. (formerly named Edelnor S.A.A.) [Member] | Peru | BANCO CONTINENTAL | Peruvian sol [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	1,758
Enel Distribucion Peru S.A. (formerly named Edelnor S.A.A.) [Member] | Peru | BANCO CONTINENTAL | Peruvian sol [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	5,328	4,932
Enel Distribucion Peru S.A. (formerly named Edelnor S.A.A.) [Member] | Peru | BANCO CONTINENTAL | Peruvian sol [Member] | One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	7,374	6,801
Enel Distribucion Peru S.A. (formerly named Edelnor S.A.A.) [Member] | Peru | BANCO CONTINENTAL | Peruvian sol [Member] | Two to three years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	$ 1,893	7,085
Enel Distribucion Peru S.A. (formerly named Edelnor S.A.A.) [Member] | Peru | BANCO CONTINENTAL | Peruvian sol [Member] | Three to four years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability		$ 3,650
Enel Distribucion Peru S.A. (formerly named Edelnor S.A.A.) [Member] | Peru | BANCO CONTINENTAL | Peruvian sol [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	161.00%
Current lease liabilities	$ 95
Non-current lease liability	477
Enel Distribucion Peru S.A. (formerly named Edelnor S.A.A.) [Member] | Peru | BANCO CONTINENTAL | Peruvian sol [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	95
Enel Distribucion Peru S.A. (formerly named Edelnor S.A.A.) [Member] | Peru | BANCO CONTINENTAL | Peruvian sol [Member] | One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	382
Enel Distribucion Peru S.A. (formerly named Edelnor S.A.A.) [Member] | Peru | BANCO CONTINENTAL | Peruvian sol [Member] | Two to three years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	$ 95
Enel Distribucion Peru S.A. (formerly named Edelnor S.A.A.) [Member] | Peru | BUILDINGINMUEBLES PANAMERICANA S.A. | Peruvian sol [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	519.00%
Current lease liabilities	$ 218
Non-current lease liability	809
Enel Distribucion Peru S.A. (formerly named Edelnor S.A.A.) [Member] | Peru | BUILDINGINMUEBLES PANAMERICANA S.A. | Peruvian sol [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	54
Enel Distribucion Peru S.A. (formerly named Edelnor S.A.A.) [Member] | Peru | BUILDINGINMUEBLES PANAMERICANA S.A. | Peruvian sol [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	164
Enel Distribucion Peru S.A. (formerly named Edelnor S.A.A.) [Member] | Peru | BUILDINGINMUEBLES PANAMERICANA S.A. | Peruvian sol [Member] | One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	229
Enel Distribucion Peru S.A. (formerly named Edelnor S.A.A.) [Member] | Peru | BUILDINGINMUEBLES PANAMERICANA S.A. | Peruvian sol [Member] | Two to three years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	240
Enel Distribucion Peru S.A. (formerly named Edelnor S.A.A.) [Member] | Peru | BUILDINGINMUEBLES PANAMERICANA S.A. | Peruvian sol [Member] | Three to four years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	253
Enel Distribucion Peru S.A. (formerly named Edelnor S.A.A.) [Member] | Peru | BUILDINGINMUEBLES PANAMERICANA S.A. | Peruvian sol [Member] | Four to five years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	$ 87
Enel Distribucion Peru S.A. (formerly named Edelnor S.A.A.) [Member] | Peru | BUILDINGINMUEBLES PANAMERICANA S.A. | U.S. Dollar [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate		5.19%
Current lease liabilities		$ 207
Non-current lease liability		1,024
Enel Distribucion Peru S.A. (formerly named Edelnor S.A.A.) [Member] | Peru | BUILDINGINMUEBLES PANAMERICANA S.A. | U.S. Dollar [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		51
Enel Distribucion Peru S.A. (formerly named Edelnor S.A.A.) [Member] | Peru | BUILDINGINMUEBLES PANAMERICANA S.A. | U.S. Dollar [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		156
Enel Distribucion Peru S.A. (formerly named Edelnor S.A.A.) [Member] | Peru | BUILDINGINMUEBLES PANAMERICANA S.A. | U.S. Dollar [Member] | One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability		217
Enel Distribucion Peru S.A. (formerly named Edelnor S.A.A.) [Member] | Peru | BUILDINGINMUEBLES PANAMERICANA S.A. | U.S. Dollar [Member] | Two to three years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability		228
Enel Distribucion Peru S.A. (formerly named Edelnor S.A.A.) [Member] | Peru | BUILDINGINMUEBLES PANAMERICANA S.A. | U.S. Dollar [Member] | Three to four years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability		240
Enel Distribucion Peru S.A. (formerly named Edelnor S.A.A.) [Member] | Peru | BUILDINGINMUEBLES PANAMERICANA S.A. | U.S. Dollar [Member] | Four to five years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability		252
Enel Distribucion Peru S.A. (formerly named Edelnor S.A.A.) [Member] | Peru | BUILDINGINMUEBLES PANAMERICANA S.A. | U.S. Dollar [Member] | More than five years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability		$ 87
Enel Distribucion Peru S.A. (formerly named Edelnor S.A.A.) [Member] | Peru | BUILDINGMZ-INMOBILIARIA & DESARROLLADORA S.A. | Peruvian sol [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	465.00%
Current lease liabilities	$ 11
Enel Distribucion Peru S.A. (formerly named Edelnor S.A.A.) [Member] | Peru | BUILDINGMZ-INMOBILIARIA & DESARROLLADORA S.A. | Peruvian sol [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	$ 11
Enel Distribucion Peru S.A. (formerly named Edelnor S.A.A.) [Member] | Peru | BUILDINGMZ-INMOBILIARIA & DESARROLLADORA S.A. | U.S. Dollar [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate		4.65%
Current lease liabilities		$ 39
Non-current lease liability		10
Enel Distribucion Peru S.A. (formerly named Edelnor S.A.A.) [Member] | Peru | BUILDINGMZ-INMOBILIARIA & DESARROLLADORA S.A. | U.S. Dollar [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		10
Enel Distribucion Peru S.A. (formerly named Edelnor S.A.A.) [Member] | Peru | BUILDINGMZ-INMOBILIARIA & DESARROLLADORA S.A. | U.S. Dollar [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		29
Enel Distribucion Peru S.A. (formerly named Edelnor S.A.A.) [Member] | Peru | BUILDINGMZ-INMOBILIARIA & DESARROLLADORA S.A. | U.S. Dollar [Member] | One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability		$ 10
Enel Distribucion Peru S.A. (formerly named Edelnor S.A.A.) [Member] | Peru | RENTAEQUIPOS LEASING PERU S.A. | U.S. Dollar [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	470.00%	4.35%
Current lease liabilities	$ 101	$ 42
Non-current lease liability	107
Enel Distribucion Peru S.A. (formerly named Edelnor S.A.A.) [Member] | Peru | RENTAEQUIPOS LEASING PERU S.A. | U.S. Dollar [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	26	16
Enel Distribucion Peru S.A. (formerly named Edelnor S.A.A.) [Member] | Peru | RENTAEQUIPOS LEASING PERU S.A. | U.S. Dollar [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	75	$ 26
Enel Distribucion Peru S.A. (formerly named Edelnor S.A.A.) [Member] | Peru | RENTAEQUIPOS LEASING PERU S.A. | U.S. Dollar [Member] | One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	$ 107
Enel Distribucion Peru S.A. (formerly named Edelnor S.A.A.) [Member] | Peru | CORP MG | U.S. Dollar [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	227.00%
Current lease liabilities	$ 767
Non-current lease liability	14,565
Enel Distribucion Peru S.A. (formerly named Edelnor S.A.A.) [Member] | Peru | CORP MG | U.S. Dollar [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	1
Enel Distribucion Peru S.A. (formerly named Edelnor S.A.A.) [Member] | Peru | CORP MG | U.S. Dollar [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	766
Enel Distribucion Peru S.A. (formerly named Edelnor S.A.A.) [Member] | Peru | CORP MG | U.S. Dollar [Member] | One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	1,697
Enel Distribucion Peru S.A. (formerly named Edelnor S.A.A.) [Member] | Peru | CORP MG | U.S. Dollar [Member] | Two to three years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	1,697
Enel Distribucion Peru S.A. (formerly named Edelnor S.A.A.) [Member] | Peru | CORP MG | U.S. Dollar [Member] | Three to four years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	1,697
Enel Distribucion Peru S.A. (formerly named Edelnor S.A.A.) [Member] | Peru | CORP MG | U.S. Dollar [Member] | Four to five years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	1,697
Enel Distribucion Peru S.A. (formerly named Edelnor S.A.A.) [Member] | Peru | CORP MG | U.S. Dollar [Member] | More than five years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	$ 7,777
Enel Distribucion Peru S.A. (formerly named Edelnor S.A.A.) [Member] | Peru | SOVI INVERSIONES S.A.C. | U.S. Dollar [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	319.00%
Current lease liabilities	$ 124
Non-current lease liability	232
Enel Distribucion Peru S.A. (formerly named Edelnor S.A.A.) [Member] | Peru | SOVI INVERSIONES S.A.C. | U.S. Dollar [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	22
Enel Distribucion Peru S.A. (formerly named Edelnor S.A.A.) [Member] | Peru | SOVI INVERSIONES S.A.C. | U.S. Dollar [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	102
Enel Distribucion Peru S.A. (formerly named Edelnor S.A.A.) [Member] | Peru | SOVI INVERSIONES S.A.C. | U.S. Dollar [Member] | One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	93
Enel Distribucion Peru S.A. (formerly named Edelnor S.A.A.) [Member] | Peru | SOVI INVERSIONES S.A.C. | U.S. Dollar [Member] | Two to three years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	93
Enel Distribucion Peru S.A. (formerly named Edelnor S.A.A.) [Member] | Peru | SOVI INVERSIONES S.A.C. | U.S. Dollar [Member] | Three to four years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	$ 46
Enel Distribucion Peru S.A. (formerly named Edelnor S.A.A.) [Member] | Peru | RENTAEQUIPOS LEASING PERU S.A. | U.S. Dollar [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate		4.35%
Current lease liabilities		$ 11
Enel Distribucion Peru S.A. (formerly named Edelnor S.A.A.) [Member] | Peru | RENTAEQUIPOS LEASING PERU S.A. | U.S. Dollar [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		7
Enel Distribucion Peru S.A. (formerly named Edelnor S.A.A.) [Member] | Peru | RENTAEQUIPOS LEASING PERU S.A. | U.S. Dollar [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		$ 4
Enel Distribucion Peru S.A. (formerly named Edelnor S.A.A.) [Member] | Peru | RENTAEQUIPOS LEASING PERU S.A. | U.S. Dollar [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate		4.70%
Current lease liabilities		$ 118
Non-current lease liability		226
Enel Distribucion Peru S.A. (formerly named Edelnor S.A.A.) [Member] | Peru | RENTAEQUIPOS LEASING PERU S.A. | U.S. Dollar [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		31
Enel Distribucion Peru S.A. (formerly named Edelnor S.A.A.) [Member] | Peru | RENTAEQUIPOS LEASING PERU S.A. | U.S. Dollar [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		87
Enel Distribucion Peru S.A. (formerly named Edelnor S.A.A.) [Member] | Peru | RENTAEQUIPOS LEASING PERU S.A. | U.S. Dollar [Member] | One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability		129
Enel Distribucion Peru S.A. (formerly named Edelnor S.A.A.) [Member] | Peru | RENTAEQUIPOS LEASING PERU S.A. | U.S. Dollar [Member] | Two to three years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability		$ 97
Enel Distribucion Peru S.A. (formerly named Edelnor S.A.A.) [Member] | Peru | BANCO INTERBANK | Peruvian sol [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate		6.24%
Current lease liabilities		$ 2,596
Non-current lease liability		5,549
Enel Distribucion Peru S.A. (formerly named Edelnor S.A.A.) [Member] | Peru | BANCO INTERBANK | Peruvian sol [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		642
Enel Distribucion Peru S.A. (formerly named Edelnor S.A.A.) [Member] | Peru | BANCO INTERBANK | Peruvian sol [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		1,954
Enel Distribucion Peru S.A. (formerly named Edelnor S.A.A.) [Member] | Peru | BANCO INTERBANK | Peruvian sol [Member] | One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability		2,692
Enel Distribucion Peru S.A. (formerly named Edelnor S.A.A.) [Member] | Peru | BANCO INTERBANK | Peruvian sol [Member] | Two to three years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability		$ 2,857
Enel Distribucion Peru S.A. (formerly named Edelnor S.A.A.) [Member] | Peru | BANCO INTERBANK | Peruvian sol [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate		5.54%
Current lease liabilities		$ 411
Non-current lease liability		886
Enel Distribucion Peru S.A. (formerly named Edelnor S.A.A.) [Member] | Peru | BANCO INTERBANK | Peruvian sol [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		103
Enel Distribucion Peru S.A. (formerly named Edelnor S.A.A.) [Member] | Peru | BANCO INTERBANK | Peruvian sol [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		308
Enel Distribucion Peru S.A. (formerly named Edelnor S.A.A.) [Member] | Peru | BANCO INTERBANK | Peruvian sol [Member] | One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability		431
Enel Distribucion Peru S.A. (formerly named Edelnor S.A.A.) [Member] | Peru | BANCO INTERBANK | Peruvian sol [Member] | Two to three years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability		339
Enel Distribucion Peru S.A. (formerly named Edelnor S.A.A.) [Member] | Peru | BANCO INTERBANK | Peruvian sol [Member] | Three to four years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability		$ 116
Enel Distribucion Peru S.A. (formerly named Edelnor S.A.A.) [Member] | Peru | FM EDIFICACIONES | U.S. Dollar [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate		5.05%
Current lease liabilities		$ 15
Non-current lease liability		42
Enel Distribucion Peru S.A. (formerly named Edelnor S.A.A.) [Member] | Peru | FM EDIFICACIONES | U.S. Dollar [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		4
Enel Distribucion Peru S.A. (formerly named Edelnor S.A.A.) [Member] | Peru | FM EDIFICACIONES | U.S. Dollar [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		11
Enel Distribucion Peru S.A. (formerly named Edelnor S.A.A.) [Member] | Peru | FM EDIFICACIONES | U.S. Dollar [Member] | One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability		16
Enel Distribucion Peru S.A. (formerly named Edelnor S.A.A.) [Member] | Peru | FM EDIFICACIONES | U.S. Dollar [Member] | Two to three years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability		16
Enel Distribucion Peru S.A. (formerly named Edelnor S.A.A.) [Member] | Peru | FM EDIFICACIONES | U.S. Dollar [Member] | Three to four years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability		$ 10
Enel Generacion Piura Formerly Named Empresa Electrica Piura S A [Member] | Peru | SCOTIABANK PERU | U.S. Dollar [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	370.00%	3.70%
Current lease liabilities	$ 9,686	$ 9,608
Non-current lease liability	2,397	11,968
Enel Generacion Piura Formerly Named Empresa Electrica Piura S A [Member] | Peru | SCOTIABANK PERU | U.S. Dollar [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	2,418	2,427
Enel Generacion Piura Formerly Named Empresa Electrica Piura S A [Member] | Peru | SCOTIABANK PERU | U.S. Dollar [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	7,268	7,181
Enel Generacion Piura Formerly Named Empresa Electrica Piura S A [Member] | Peru | SCOTIABANK PERU | U.S. Dollar [Member] | One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	$ 2,397	9,574
Enel Generacion Piura Formerly Named Empresa Electrica Piura S A [Member] | Peru | SCOTIABANK PERU | U.S. Dollar [Member] | Two to three years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability		$ 2,394
Enel Generacion Piura Formerly Named Empresa Electrica Piura S A [Member] | Peru | BANCO DE CREDITO DEL PERU | U.S. Dollar [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	363.00%	5.68%
Current lease liabilities	$ 1,255	$ 20,296
Enel Generacion Piura Formerly Named Empresa Electrica Piura S A [Member] | Peru | BANCO DE CREDITO DEL PERU | U.S. Dollar [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	627	1,981
Enel Generacion Piura Formerly Named Empresa Electrica Piura S A [Member] | Peru | BANCO DE CREDITO DEL PERU | U.S. Dollar [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	$ 628	$ 18,315
Enel Generacion Piura Formerly Named Empresa Electrica Piura S A [Member] | Peru | BBVA CONTINENTAL | U.S. Dollar [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	284.00%	2.84%
Current lease liabilities	$ 1,432	$ 1
Non-current lease liability	1,463	1,124
Enel Generacion Piura Formerly Named Empresa Electrica Piura S A [Member] | Peru | BBVA CONTINENTAL | U.S. Dollar [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		1
Enel Generacion Piura Formerly Named Empresa Electrica Piura S A [Member] | Peru | BBVA CONTINENTAL | U.S. Dollar [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	1,432
Enel Generacion Piura Formerly Named Empresa Electrica Piura S A [Member] | Peru | BBVA CONTINENTAL | U.S. Dollar [Member] | One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	$ 1,463	556
Enel Generacion Piura Formerly Named Empresa Electrica Piura S A [Member] | Peru | BBVA CONTINENTAL | U.S. Dollar [Member] | Two to three years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability		$ 568
Enel Generacion Piura Formerly Named Empresa Electrica Piura S A [Member] | Peru | RENTING S.A.C. | Peruvian sol [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate		7.57%
Current lease liabilities		$ 35
Non-current lease liability		21
Enel Generacion Piura Formerly Named Empresa Electrica Piura S A [Member] | Peru | RENTING S.A.C. | Peruvian sol [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		9
Enel Generacion Piura Formerly Named Empresa Electrica Piura S A [Member] | Peru | RENTING S.A.C. | Peruvian sol [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		26
Enel Generacion Piura Formerly Named Empresa Electrica Piura S A [Member] | Peru | RENTING S.A.C. | Peruvian sol [Member] | One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability		$ 21
Enel Generacion Piura Formerly Named Empresa Electrica Piura S A [Member] | Peru | RENTING S.A.C. | U.S. Dollar [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	757.00%
Current lease liabilities	$ 19
Enel Generacion Piura Formerly Named Empresa Electrica Piura S A [Member] | Peru | RENTING S.A.C. | U.S. Dollar [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	8
Enel Generacion Piura Formerly Named Empresa Electrica Piura S A [Member] | Peru | RENTING S.A.C. | U.S. Dollar [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	$ 11
Enel Generacion Piura Formerly Named Empresa Electrica Piura S A [Member] | Peru | BANCO DE CREDITO DEL PERU | Peruvian sol [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate		5.58%
Current lease liabilities		$ 7,041
Enel Generacion Piura Formerly Named Empresa Electrica Piura S A [Member] | Peru | BANCO DE CREDITO DEL PERU | Peruvian sol [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		687
Enel Generacion Piura Formerly Named Empresa Electrica Piura S A [Member] | Peru | BANCO DE CREDITO DEL PERU | Peruvian sol [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		$ 6,354
Enel Generacion Piura Formerly Named Empresa Electrica Piura S A [Member] | Peru | BANCO DE CREDITO DEL PERU | U.S. Dollar [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate		3.63%
Current lease liabilities		$ 2,447
Non-current lease liability		1,252
Enel Generacion Piura Formerly Named Empresa Electrica Piura S A [Member] | Peru | BANCO DE CREDITO DEL PERU | U.S. Dollar [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		607
Enel Generacion Piura Formerly Named Empresa Electrica Piura S A [Member] | Peru | BANCO DE CREDITO DEL PERU | U.S. Dollar [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		1,840
Enel Generacion Piura Formerly Named Empresa Electrica Piura S A [Member] | Peru | BANCO DE CREDITO DEL PERU | U.S. Dollar [Member] | One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability		$ 1,252
Emgesa S.A. E.S.P. | Colombia | AVIS MAREAUTO COLOMBIA S.A.S | Colombian peso [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	747.00%	13.00%
Current lease liabilities	$ 14	$ 20
Non-current lease liability		25
Emgesa S.A. E.S.P. | Colombia | AVIS MAREAUTO COLOMBIA S.A.S | Colombian peso [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	8	5
Emgesa S.A. E.S.P. | Colombia | AVIS MAREAUTO COLOMBIA S.A.S | Colombian peso [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	$ 6	15
Emgesa S.A. E.S.P. | Colombia | AVIS MAREAUTO COLOMBIA S.A.S | Colombian peso [Member] | One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability		23
Emgesa S.A. E.S.P. | Colombia | AVIS MAREAUTO COLOMBIA S.A.S | Colombian peso [Member] | Two to three years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability		$ 2
Emgesa S.A. E.S.P. | Colombia | COMPAÑÍA NAVIERA DEL GUAVIO LTDA. | Colombian peso [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	572.00%	7.00%
Current lease liabilities	$ 208	$ 76
Non-current lease liability	72
Emgesa S.A. E.S.P. | Colombia | COMPAÑÍA NAVIERA DEL GUAVIO LTDA. | Colombian peso [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	52	57
Emgesa S.A. E.S.P. | Colombia | COMPAÑÍA NAVIERA DEL GUAVIO LTDA. | Colombian peso [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	156	$ 19
Emgesa S.A. E.S.P. | Colombia | COMPAÑÍA NAVIERA DEL GUAVIO LTDA. | Colombian peso [Member] | One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	$ 72
Emgesa S.A. E.S.P. | Colombia | PATRIMONIOS AUTONOMOS | Colombian peso [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	793.00%
Current lease liabilities	$ 233
Emgesa S.A. E.S.P. | Colombia | PATRIMONIOS AUTONOMOS | Colombian peso [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	69
Emgesa S.A. E.S.P. | Colombia | PATRIMONIOS AUTONOMOS | Colombian peso [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	$ 164
Emgesa S.A. E.S.P. | Colombia | TRANSPORTES ESPECIALES FSG | Colombian peso [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	710.00%	7.00%
Current lease liabilities	$ 840	$ 812
Non-current lease liability	72	945
Emgesa S.A. E.S.P. | Colombia | TRANSPORTES ESPECIALES FSG | Colombian peso [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	208	198
Emgesa S.A. E.S.P. | Colombia | TRANSPORTES ESPECIALES FSG | Colombian peso [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	632	614
Emgesa S.A. E.S.P. | Colombia | TRANSPORTES ESPECIALES FSG | Colombian peso [Member] | One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	$ 72	870
Emgesa S.A. E.S.P. | Colombia | TRANSPORTES ESPECIALES FSG | Colombian peso [Member] | Two to three years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability		$ 75
Emgesa S.A. E.S.P. | Colombia | CALDWELL MANAGEMENT SAS | Colombian peso [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	756.00%	8.00%
Current lease liabilities	$ 167	$ 207
Non-current lease liability		163
Emgesa S.A. E.S.P. | Colombia | CALDWELL MANAGEMENT SAS | Colombian peso [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	55	53
Emgesa S.A. E.S.P. | Colombia | CALDWELL MANAGEMENT SAS | Colombian peso [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	$ 112	154
Emgesa S.A. E.S.P. | Colombia | CALDWELL MANAGEMENT SAS | Colombian peso [Member] | One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability		$ 163
Emgesa S.A. E.S.P. | Colombia | AVIS Mareauto Colombia S.A.S | Colombian peso [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	1330.00%
Current lease liabilities	$ 22
Non-current lease liability	2
Emgesa S.A. E.S.P. | Colombia | AVIS Mareauto Colombia S.A.S | Colombian peso [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	5
Emgesa S.A. E.S.P. | Colombia | AVIS Mareauto Colombia S.A.S | Colombian peso [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	17
Emgesa S.A. E.S.P. | Colombia | AVIS Mareauto Colombia S.A.S | Colombian peso [Member] | One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	$ 2
Emgesa S.A. E.S.P. | Colombia | AVIS MAREAUTO COLOMBIA S.A.S | Colombian peso [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	1408.00%	13.00%
Current lease liabilities	$ 1	$ 6
Non-current lease liability	7
Emgesa S.A. E.S.P. | Colombia | AVIS MAREAUTO COLOMBIA S.A.S | Colombian peso [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		3
Emgesa S.A. E.S.P. | Colombia | AVIS MAREAUTO COLOMBIA S.A.S | Colombian peso [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	1	$ 3
Emgesa S.A. E.S.P. | Colombia | AVIS MAREAUTO COLOMBIA S.A.S | Colombian peso [Member] | One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	6
Emgesa S.A. E.S.P. | Colombia | AVIS MAREAUTO COLOMBIA S.A.S | Colombian peso [Member] | Two to three years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	$ 1
Emgesa S.A. E.S.P. | Colombia | NEARDENTAL S.A.S | Colombian peso [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	740.00%	7.00%
Current lease liabilities	$ 7	$ 21
Emgesa S.A. E.S.P. | Colombia | NEARDENTAL S.A.S | Colombian peso [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	$ 7	12
Emgesa S.A. E.S.P. | Colombia | NEARDENTAL S.A.S | Colombian peso [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		$ 9
Emgesa S.A. E.S.P. | Colombia | GESTIÓN INMOBILIARIA MIC S.A.S | Colombian peso [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	748.00%	7.00%
Current lease liabilities	$ 2	$ 11
Non-current lease liability		2
Emgesa S.A. E.S.P. | Colombia | GESTIÓN INMOBILIARIA MIC S.A.S | Colombian peso [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	$ 2	3
Emgesa S.A. E.S.P. | Colombia | GESTIÓN INMOBILIARIA MIC S.A.S | Colombian peso [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		8
Emgesa S.A. E.S.P. | Colombia | GESTIÓN INMOBILIARIA MIC S.A.S | Colombian peso [Member] | One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability		$ 2
Emgesa S.A. E.S.P. | Colombia | EMPRESA INMOBILIARIA DE CUNDINAMARCA | Colombian peso [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	690.00%
Current lease liabilities	$ 17
Emgesa S.A. E.S.P. | Colombia | EMPRESA INMOBILIARIA DE CUNDINAMARCA | Colombian peso [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	13
Emgesa S.A. E.S.P. | Colombia | EMPRESA INMOBILIARIA DE CUNDINAMARCA | Colombian peso [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	$ 4
Emgesa S.A. E.S.P. | Colombia | PAOLA ANDREA LONDOÑO | Colombian peso [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	818.00%
Current lease liabilities	$ 12
Non-current lease liability	3
Emgesa S.A. E.S.P. | Colombia | PAOLA ANDREA LONDOÑO | Colombian peso [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	3
Emgesa S.A. E.S.P. | Colombia | PAOLA ANDREA LONDOÑO | Colombian peso [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	9
Emgesa S.A. E.S.P. | Colombia | PAOLA ANDREA LONDOÑO | Colombian peso [Member] | One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	$ 3
Emgesa S.A. E.S.P. | Colombia | ALD AUTOMOTIVE | Colombian peso [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	925.00%
Current lease liabilities	$ 268
Non-current lease liability	358
Emgesa S.A. E.S.P. | Colombia | ALD AUTOMOTIVE | Colombian peso [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	106
Emgesa S.A. E.S.P. | Colombia | ALD AUTOMOTIVE | Colombian peso [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	162
Emgesa S.A. E.S.P. | Colombia | ALD AUTOMOTIVE | Colombian peso [Member] | One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	209
Emgesa S.A. E.S.P. | Colombia | ALD AUTOMOTIVE | Colombian peso [Member] | Two to three years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	121
Emgesa S.A. E.S.P. | Colombia | ALD AUTOMOTIVE | Colombian peso [Member] | Three to four years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	$ 28
Emgesa S.A. E.S.P. | Colombia | EQUIRENT S.A. | Colombian peso [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate		11.02%
Current lease liabilities		$ 15
Emgesa S.A. E.S.P. | Colombia | EQUIRENT S.A. | Colombian peso [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		5
Emgesa S.A. E.S.P. | Colombia | EQUIRENT S.A. | Colombian peso [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		$ 10
Emgesa S.A. E.S.P. | Colombia | MAREAUTO COLOMBIA S.A.S | Colombian peso [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate		11.02%
Current lease liabilities		$ 63
Non-current lease liability		15
Emgesa S.A. E.S.P. | Colombia | MAREAUTO COLOMBIA S.A.S | Colombian peso [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		19
Emgesa S.A. E.S.P. | Colombia | MAREAUTO COLOMBIA S.A.S | Colombian peso [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		44
Emgesa S.A. E.S.P. | Colombia | MAREAUTO COLOMBIA S.A.S | Colombian peso [Member] | One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability		$ 15
Emgesa S.A. E.S.P. | Colombia | JAIRO ALBERTO BAQUERO PRADA | Colombian peso [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate		7.00%
Current lease liabilities		$ 32
Non-current lease liability		25
Emgesa S.A. E.S.P. | Colombia | JAIRO ALBERTO BAQUERO PRADA | Colombian peso [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		10
Emgesa S.A. E.S.P. | Colombia | JAIRO ALBERTO BAQUERO PRADA | Colombian peso [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		22
Emgesa S.A. E.S.P. | Colombia | JAIRO ALBERTO BAQUERO PRADA | Colombian peso [Member] | One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability		$ 25
Emgesa S.A. E.S.P. | Colombia | PATRIMONIOS AUTONOMOS FIDUCIARIA BOGOTA | Colombian peso [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate		8.00%
Current lease liabilities		$ 214
Non-current lease liability		865
Emgesa S.A. E.S.P. | Colombia | PATRIMONIOS AUTONOMOS FIDUCIARIA BOGOTA | Colombian peso [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		52
Emgesa S.A. E.S.P. | Colombia | PATRIMONIOS AUTONOMOS FIDUCIARIA BOGOTA | Colombian peso [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		162
Emgesa S.A. E.S.P. | Colombia | PATRIMONIOS AUTONOMOS FIDUCIARIA BOGOTA | Colombian peso [Member] | One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability		230
Emgesa S.A. E.S.P. | Colombia | PATRIMONIOS AUTONOMOS FIDUCIARIA BOGOTA | Colombian peso [Member] | Two to three years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability		249
Emgesa S.A. E.S.P. | Colombia | PATRIMONIOS AUTONOMOS FIDUCIARIA BOGOTA | Colombian peso [Member] | Three to four years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability		268
Emgesa S.A. E.S.P. | Colombia | PATRIMONIOS AUTONOMOS FIDUCIARIA BOGOTA | Colombian peso [Member] | Four to five years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability		$ 118
Enel Distribucion Sao Paulo S.A | Brazil | CASTELLO BRANCO OFFICE PARK - FUNDO DE INVESTIMENTO IMOBILIÁRIO (50%) / CSHG REAL ESTATE - FUNDO DE INVESTIMENTO IMOBILIÁRIO (50%) | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	1055.00%	10.55%
Current lease liabilities	$ 1,662	$ 1,993
Non-current lease liability	9,547	14,094
Enel Distribucion Sao Paulo S.A | Brazil | CASTELLO BRANCO OFFICE PARK - FUNDO DE INVESTIMENTO IMOBILIÁRIO (50%) / CSHG REAL ESTATE - FUNDO DE INVESTIMENTO IMOBILIÁRIO (50%) | Brazilian Reals [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	622	777
Enel Distribucion Sao Paulo S.A | Brazil | CASTELLO BRANCO OFFICE PARK - FUNDO DE INVESTIMENTO IMOBILIÁRIO (50%) / CSHG REAL ESTATE - FUNDO DE INVESTIMENTO IMOBILIÁRIO (50%) | Brazilian Reals [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	1,040	1,216
Enel Distribucion Sao Paulo S.A | Brazil | CASTELLO BRANCO OFFICE PARK - FUNDO DE INVESTIMENTO IMOBILIÁRIO (50%) / CSHG REAL ESTATE - FUNDO DE INVESTIMENTO IMOBILIÁRIO (50%) | Brazilian Reals [Member] | One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	1,515	1,768
Enel Distribucion Sao Paulo S.A | Brazil | CASTELLO BRANCO OFFICE PARK - FUNDO DE INVESTIMENTO IMOBILIÁRIO (50%) / CSHG REAL ESTATE - FUNDO DE INVESTIMENTO IMOBILIÁRIO (50%) | Brazilian Reals [Member] | Two to three years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	1,674	1,955
Enel Distribucion Sao Paulo S.A | Brazil | CASTELLO BRANCO OFFICE PARK - FUNDO DE INVESTIMENTO IMOBILIÁRIO (50%) / CSHG REAL ESTATE - FUNDO DE INVESTIMENTO IMOBILIÁRIO (50%) | Brazilian Reals [Member] | Three to four years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	1,851	2,162
Enel Distribucion Sao Paulo S.A | Brazil | CASTELLO BRANCO OFFICE PARK - FUNDO DE INVESTIMENTO IMOBILIÁRIO (50%) / CSHG REAL ESTATE - FUNDO DE INVESTIMENTO IMOBILIÁRIO (50%) | Brazilian Reals [Member] | Four to five years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	2,046	2,390
Enel Distribucion Sao Paulo S.A | Brazil | CASTELLO BRANCO OFFICE PARK - FUNDO DE INVESTIMENTO IMOBILIÁRIO (50%) / CSHG REAL ESTATE - FUNDO DE INVESTIMENTO IMOBILIÁRIO (50%) | Brazilian Reals [Member] | More than five years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	$ 2,461	$ 5,819
Enel Distribucion Sao Paulo S.A | Brazil | MICHEL ESPER SAAD JUNIOR / SELMA MICHEL SAAD / DORA SAAD | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	666.00%	10.32%
Current lease liabilities	$ 235	$ 235
Non-current lease liability	345	604
Enel Distribucion Sao Paulo S.A | Brazil | MICHEL ESPER SAAD JUNIOR / SELMA MICHEL SAAD / DORA SAAD | Brazilian Reals [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	75	81
Enel Distribucion Sao Paulo S.A | Brazil | MICHEL ESPER SAAD JUNIOR / SELMA MICHEL SAAD / DORA SAAD | Brazilian Reals [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	160	154
Enel Distribucion Sao Paulo S.A | Brazil | MICHEL ESPER SAAD JUNIOR / SELMA MICHEL SAAD / DORA SAAD | Brazilian Reals [Member] | One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	226	224
Enel Distribucion Sao Paulo S.A | Brazil | MICHEL ESPER SAAD JUNIOR / SELMA MICHEL SAAD / DORA SAAD | Brazilian Reals [Member] | Two to three years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	$ 119	247
Enel Distribucion Sao Paulo S.A | Brazil | MICHEL ESPER SAAD JUNIOR / SELMA MICHEL SAAD / DORA SAAD | Brazilian Reals [Member] | Three to four years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability		$ 133
Enel Distribucion Sao Paulo S.A | Brazil | SIFONT - COMÉRCIO DE PRODUTOS ADESIVOS LTDA - PPE / DAISAN CONSULTORIA E NEGÓCIOS IMOBILIÁRIOS LTDA | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	822.00%	10.10%
Current lease liabilities	$ 67	$ 67
Non-current lease liability	293	402
Enel Distribucion Sao Paulo S.A | Brazil | SIFONT - COMÉRCIO DE PRODUTOS ADESIVOS LTDA - PPE / DAISAN CONSULTORIA E NEGÓCIOS IMOBILIÁRIOS LTDA | Brazilian Reals [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	22	25
Enel Distribucion Sao Paulo S.A | Brazil | SIFONT - COMÉRCIO DE PRODUTOS ADESIVOS LTDA - PPE / DAISAN CONSULTORIA E NEGÓCIOS IMOBILIÁRIOS LTDA | Brazilian Reals [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	45	42
Enel Distribucion Sao Paulo S.A | Brazil | SIFONT - COMÉRCIO DE PRODUTOS ADESIVOS LTDA - PPE / DAISAN CONSULTORIA E NEGÓCIOS IMOBILIÁRIOS LTDA | Brazilian Reals [Member] | One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	62	62
Enel Distribucion Sao Paulo S.A | Brazil | SIFONT - COMÉRCIO DE PRODUTOS ADESIVOS LTDA - PPE / DAISAN CONSULTORIA E NEGÓCIOS IMOBILIÁRIOS LTDA | Brazilian Reals [Member] | Two to three years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	65	68
Enel Distribucion Sao Paulo S.A | Brazil | SIFONT - COMÉRCIO DE PRODUTOS ADESIVOS LTDA - PPE / DAISAN CONSULTORIA E NEGÓCIOS IMOBILIÁRIOS LTDA | Brazilian Reals [Member] | Three to four years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	70	75
Enel Distribucion Sao Paulo S.A | Brazil | SIFONT - COMÉRCIO DE PRODUTOS ADESIVOS LTDA - PPE / DAISAN CONSULTORIA E NEGÓCIOS IMOBILIÁRIOS LTDA | Brazilian Reals [Member] | Four to five years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	76	82
Enel Distribucion Sao Paulo S.A | Brazil | SIFONT - COMÉRCIO DE PRODUTOS ADESIVOS LTDA - PPE / DAISAN CONSULTORIA E NEGÓCIOS IMOBILIÁRIOS LTDA | Brazilian Reals [Member] | More than five years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	$ 20	$ 115
Enel Distribucion Sao Paulo S.A | Brazil | GABRIEL CHUCAIR / SANDRA REGINA MARQUES PEREIRA CHUCAIR / EDUARDO CHUCAIR / MAURÍCIO CHUCAIR | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	242.00%	9.35%
Current lease liabilities	$ 11	$ 154
Enel Distribucion Sao Paulo S.A | Brazil | GABRIEL CHUCAIR / SANDRA REGINA MARQUES PEREIRA CHUCAIR / EDUARDO CHUCAIR / MAURÍCIO CHUCAIR | Brazilian Reals [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	$ 11	50
Enel Distribucion Sao Paulo S.A | Brazil | GABRIEL CHUCAIR / SANDRA REGINA MARQUES PEREIRA CHUCAIR / EDUARDO CHUCAIR / MAURÍCIO CHUCAIR | Brazilian Reals [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		$ 104
Enel Distribucion Sao Paulo S.A | Brazil | JOAQUIM VICENTE MARTINS / MARIA FERNANDA DOS SANTOS MARTINS | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	444.00%	4.01%
Current lease liabilities	$ 81	$ 26
Non-current lease liability	12
Enel Distribucion Sao Paulo S.A | Brazil | JOAQUIM VICENTE MARTINS / MARIA FERNANDA DOS SANTOS MARTINS | Brazilian Reals [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	28	$ 26
Enel Distribucion Sao Paulo S.A | Brazil | JOAQUIM VICENTE MARTINS / MARIA FERNANDA DOS SANTOS MARTINS | Brazilian Reals [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	53
Enel Distribucion Sao Paulo S.A | Brazil | JOAQUIM VICENTE MARTINS / MARIA FERNANDA DOS SANTOS MARTINS | Brazilian Reals [Member] | One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	$ 12
Enel Distribucion Sao Paulo S.A | Brazil | DINARTEK ADMINISTRAÇÃO E PARTICIPAÇÃO | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	444.00%	7.11%
Current lease liabilities	$ 58	$ 66
Non-current lease liability		64
Enel Distribucion Sao Paulo S.A | Brazil | DINARTEK ADMINISTRAÇÃO E PARTICIPAÇÃO | Brazilian Reals [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	18	21
Enel Distribucion Sao Paulo S.A | Brazil | DINARTEK ADMINISTRAÇÃO E PARTICIPAÇÃO | Brazilian Reals [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	$ 40	45
Enel Distribucion Sao Paulo S.A | Brazil | DINARTEK ADMINISTRAÇÃO E PARTICIPAÇÃO | Brazilian Reals [Member] | One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability		$ 64
Enel Distribucion Sao Paulo S.A | Brazil | LUIZ ROBERTO GIL CONSULTORIA | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	666.00%	9.35%
Current lease liabilities	$ 25	$ 26
Non-current lease liability	46
Enel Distribucion Sao Paulo S.A | Brazil | LUIZ ROBERTO GIL CONSULTORIA | Brazilian Reals [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	9	9
Enel Distribucion Sao Paulo S.A | Brazil | LUIZ ROBERTO GIL CONSULTORIA | Brazilian Reals [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	16	$ 17
Enel Distribucion Sao Paulo S.A | Brazil | LUIZ ROBERTO GIL CONSULTORIA | Brazilian Reals [Member] | One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	23
Enel Distribucion Sao Paulo S.A | Brazil | LUIZ ROBERTO GIL CONSULTORIA | Brazilian Reals [Member] | Two to three years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	$ 23
Enel Distribucion Sao Paulo S.A | Brazil | RECOLOR MERCANTIL LTDA | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	537.00%	9.89%
Current lease liabilities	$ 59	$ 62
Non-current lease liability	28	89
Enel Distribucion Sao Paulo S.A | Brazil | RECOLOR MERCANTIL LTDA | Brazilian Reals [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	18	22
Enel Distribucion Sao Paulo S.A | Brazil | RECOLOR MERCANTIL LTDA | Brazilian Reals [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	41	40
Enel Distribucion Sao Paulo S.A | Brazil | RECOLOR MERCANTIL LTDA | Brazilian Reals [Member] | One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	$ 28	58
Enel Distribucion Sao Paulo S.A | Brazil | RECOLOR MERCANTIL LTDA | Brazilian Reals [Member] | Two to three years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability		$ 31
Enel Distribucion Sao Paulo S.A | Brazil | FADL IBRAHIM MADJOUB / WADAD ABDUL MANDJOUB | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	583.00%	4.01%
Current lease liabilities	$ 42	$ 10
Non-current lease liability	43
Enel Distribucion Sao Paulo S.A | Brazil | FADL IBRAHIM MADJOUB / WADAD ABDUL MANDJOUB | Brazilian Reals [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	13	$ 10
Enel Distribucion Sao Paulo S.A | Brazil | FADL IBRAHIM MADJOUB / WADAD ABDUL MANDJOUB | Brazilian Reals [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	29
Enel Distribucion Sao Paulo S.A | Brazil | FADL IBRAHIM MADJOUB / WADAD ABDUL MANDJOUB | Brazilian Reals [Member] | One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	40
Enel Distribucion Sao Paulo S.A | Brazil | FADL IBRAHIM MADJOUB / WADAD ABDUL MANDJOUB | Brazilian Reals [Member] | Two to three years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	$ 3
Enel Distribucion Sao Paulo S.A | Brazil | ROGERIO PEREIRA DA SILVA / SIMONE DA SILVA | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	583.00%	4.01%
Current lease liabilities	$ 33	$ 5
Non-current lease liability	31
Enel Distribucion Sao Paulo S.A | Brazil | ROGERIO PEREIRA DA SILVA / SIMONE DA SILVA | Brazilian Reals [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	11	$ 5
Enel Distribucion Sao Paulo S.A | Brazil | ROGERIO PEREIRA DA SILVA / SIMONE DA SILVA | Brazilian Reals [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	22
Enel Distribucion Sao Paulo S.A | Brazil | ROGERIO PEREIRA DA SILVA / SIMONE DA SILVA | Brazilian Reals [Member] | One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	$ 31
Enel Distribucion Sao Paulo S.A | Brazil | CONSTRUTORA AVILA DE AZEVEDO EIRELI | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	528.00%	9.89%
Current lease liabilities	$ 10	$ 10
Non-current lease liability	6	16
Enel Distribucion Sao Paulo S.A | Brazil | CONSTRUTORA AVILA DE AZEVEDO EIRELI | Brazilian Reals [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	3	3
Enel Distribucion Sao Paulo S.A | Brazil | CONSTRUTORA AVILA DE AZEVEDO EIRELI | Brazilian Reals [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	7	7
Enel Distribucion Sao Paulo S.A | Brazil | CONSTRUTORA AVILA DE AZEVEDO EIRELI | Brazilian Reals [Member] | One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	$ 6	10
Enel Distribucion Sao Paulo S.A | Brazil | CONSTRUTORA AVILA DE AZEVEDO EIRELI | Brazilian Reals [Member] | Two to three years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability		$ 6
Enel Distribucion Sao Paulo S.A | Brazil | FABIO HIROYUKI OGAWA / MÔNICA HITOMI KONDO | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	333.00%	9.34%
Current lease liabilities	$ 5	$ 7
Non-current lease liability		4
Enel Distribucion Sao Paulo S.A | Brazil | FABIO HIROYUKI OGAWA / MÔNICA HITOMI KONDO | Brazilian Reals [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	3	2
Enel Distribucion Sao Paulo S.A | Brazil | FABIO HIROYUKI OGAWA / MÔNICA HITOMI KONDO | Brazilian Reals [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	$ 2	5
Enel Distribucion Sao Paulo S.A | Brazil | FABIO HIROYUKI OGAWA / MÔNICA HITOMI KONDO | Brazilian Reals [Member] | One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability		$ 4
Enel Distribucion Sao Paulo S.A | Brazil | SERGIO PEREIRA LEITE | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	934.00%	9.34%
Current lease liabilities	$ 6	$ 13
Non-current lease liability		7
Enel Distribucion Sao Paulo S.A | Brazil | SERGIO PEREIRA LEITE | Brazilian Reals [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	3	4
Enel Distribucion Sao Paulo S.A | Brazil | SERGIO PEREIRA LEITE | Brazilian Reals [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	$ 3	9
Enel Distribucion Sao Paulo S.A | Brazil | SERGIO PEREIRA LEITE | Brazilian Reals [Member] | One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability		$ 7
Enel Distribucion Sao Paulo S.A | Brazil | JOSÉ CARLOS RIBEIRO / ANA CLÁUDIA LAPORTE RIBEIRO | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	492.00%	9.35%
Current lease liabilities	$ 4	$ 4
Non-current lease liability	3
Enel Distribucion Sao Paulo S.A | Brazil | JOSÉ CARLOS RIBEIRO / ANA CLÁUDIA LAPORTE RIBEIRO | Brazilian Reals [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	1	2
Enel Distribucion Sao Paulo S.A | Brazil | JOSÉ CARLOS RIBEIRO / ANA CLÁUDIA LAPORTE RIBEIRO | Brazilian Reals [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	3	$ 2
Enel Distribucion Sao Paulo S.A | Brazil | JOSÉ CARLOS RIBEIRO / ANA CLÁUDIA LAPORTE RIBEIRO | Brazilian Reals [Member] | One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	$ 3
Enel Distribucion Sao Paulo S.A | Brazil | M.O. INCORPORAÇÕES & PARTICIPAÇÕES LTDA. | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	528.00%	9.89%
Current lease liabilities	$ 4	$ 4
Non-current lease liability	2	7
Enel Distribucion Sao Paulo S.A | Brazil | M.O. INCORPORAÇÕES & PARTICIPAÇÕES LTDA. | Brazilian Reals [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	1	1
Enel Distribucion Sao Paulo S.A | Brazil | M.O. INCORPORAÇÕES & PARTICIPAÇÕES LTDA. | Brazilian Reals [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	3	3
Enel Distribucion Sao Paulo S.A | Brazil | M.O. INCORPORAÇÕES & PARTICIPAÇÕES LTDA. | Brazilian Reals [Member] | One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	$ 2	4
Enel Distribucion Sao Paulo S.A | Brazil | M.O. INCORPORAÇÕES & PARTICIPAÇÕES LTDA. | Brazilian Reals [Member] | Two to three years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability		$ 3
Enel Distribucion Sao Paulo S.A | Brazil | EMILIANA RIBEIRO / SUZANA APARECIDA RIBEIRO / VICTOR JESUS RIBEIRO / JOSEPH AUGUSTO RIBEIRO | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	333.00%	9.34%
Current lease liabilities	$ 5	$ 9
Non-current lease liability		5
Enel Distribucion Sao Paulo S.A | Brazil | EMILIANA RIBEIRO / SUZANA APARECIDA RIBEIRO / VICTOR JESUS RIBEIRO / JOSEPH AUGUSTO RIBEIRO | Brazilian Reals [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	3	3
Enel Distribucion Sao Paulo S.A | Brazil | EMILIANA RIBEIRO / SUZANA APARECIDA RIBEIRO / VICTOR JESUS RIBEIRO / JOSEPH AUGUSTO RIBEIRO | Brazilian Reals [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	$ 2	6
Enel Distribucion Sao Paulo S.A | Brazil | EMILIANA RIBEIRO / SUZANA APARECIDA RIBEIRO / VICTOR JESUS RIBEIRO / JOSEPH AUGUSTO RIBEIRO | Brazilian Reals [Member] | One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability		$ 5
Enel Distribucion Sao Paulo S.A | Brazil | LOURIVAL ASSUNÇÃO DE ABREU | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	528.00%	9.89%
Current lease liabilities	$ 7	$ 7
Non-current lease liability	5	12
Enel Distribucion Sao Paulo S.A | Brazil | LOURIVAL ASSUNÇÃO DE ABREU | Brazilian Reals [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	2	2
Enel Distribucion Sao Paulo S.A | Brazil | LOURIVAL ASSUNÇÃO DE ABREU | Brazilian Reals [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	5	5
Enel Distribucion Sao Paulo S.A | Brazil | LOURIVAL ASSUNÇÃO DE ABREU | Brazilian Reals [Member] | One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	$ 5	7
Enel Distribucion Sao Paulo S.A | Brazil | LOURIVAL ASSUNÇÃO DE ABREU | Brazilian Reals [Member] | Two to three years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability		$ 5
Enel Distribucion Sao Paulo S.A | Brazil | DHL LOGISTICS LTDA | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	1032.00%	10.32%
Current lease liabilities	$ 268	$ 318
Non-current lease liability	508	967
Enel Distribucion Sao Paulo S.A | Brazil | DHL LOGISTICS LTDA | Brazilian Reals [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	85	104
Enel Distribucion Sao Paulo S.A | Brazil | DHL LOGISTICS LTDA | Brazilian Reals [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	183	214
Enel Distribucion Sao Paulo S.A | Brazil | DHL LOGISTICS LTDA | Brazilian Reals [Member] | One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	266	311
Enel Distribucion Sao Paulo S.A | Brazil | DHL LOGISTICS LTDA | Brazilian Reals [Member] | Two to three years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	$ 242	343
Enel Distribucion Sao Paulo S.A | Brazil | DHL LOGISTICS LTDA | Brazilian Reals [Member] | Three to four years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability		$ 313
Enel Distribucion Sao Paulo S.A | Brazil | JSL LOCAÇÕES LTDA | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	897.00%	8.97%
Current lease liabilities	$ 6	$ 22
Enel Distribucion Sao Paulo S.A | Brazil | JSL LOCAÇÕES LTDA | Brazilian Reals [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	$ 6	13
Enel Distribucion Sao Paulo S.A | Brazil | JSL LOCAÇÕES LTDA | Brazilian Reals [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		$ 9
Enel Distribucion Sao Paulo S.A | Brazil | CSC COMPUTER SCIENCES BRASIL S.A. | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	897.00%	8.97%
Current lease liabilities	$ 28	$ 589
Enel Distribucion Sao Paulo S.A | Brazil | CSC COMPUTER SCIENCES BRASIL S.A. | Brazilian Reals [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	$ 28	157
Enel Distribucion Sao Paulo S.A | Brazil | CSC COMPUTER SCIENCES BRASIL S.A. | Brazilian Reals [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		$ 432
Enel Distribucion Sao Paulo S.A | Brazil | DIRCE GONÇALVES GOMES | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	741.00%	11.25%
Current lease liabilities	$ 30	$ 29
Non-current lease liability	76	107
Enel Distribucion Sao Paulo S.A | Brazil | DIRCE GONÇALVES GOMES | Brazilian Reals [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	10	11
Enel Distribucion Sao Paulo S.A | Brazil | DIRCE GONÇALVES GOMES | Brazilian Reals [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	20	18
Enel Distribucion Sao Paulo S.A | Brazil | DIRCE GONÇALVES GOMES | Brazilian Reals [Member] | One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	28	26
Enel Distribucion Sao Paulo S.A | Brazil | DIRCE GONÇALVES GOMES | Brazilian Reals [Member] | Two to three years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	30	29
Enel Distribucion Sao Paulo S.A | Brazil | DIRCE GONÇALVES GOMES | Brazilian Reals [Member] | Three to four years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	$ 18	32
Enel Distribucion Sao Paulo S.A | Brazil | DIRCE GONÇALVES GOMES | Brazilian Reals [Member] | Four to five years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability		$ 20
Enel Distribucion Sao Paulo S.A | Brazil | FRANCISCO FREXOSO SALAZAR | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	741.00%	11.25%
Current lease liabilities	$ 19	$ 17
Non-current lease liability	46	70
Enel Distribucion Sao Paulo S.A | Brazil | FRANCISCO FREXOSO SALAZAR | Brazilian Reals [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	7	6
Enel Distribucion Sao Paulo S.A | Brazil | FRANCISCO FREXOSO SALAZAR | Brazilian Reals [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	12	11
Enel Distribucion Sao Paulo S.A | Brazil | FRANCISCO FREXOSO SALAZAR | Brazilian Reals [Member] | One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	17	17
Enel Distribucion Sao Paulo S.A | Brazil | FRANCISCO FREXOSO SALAZAR | Brazilian Reals [Member] | Two to three years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	18	19
Enel Distribucion Sao Paulo S.A | Brazil | FRANCISCO FREXOSO SALAZAR | Brazilian Reals [Member] | Three to four years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	$ 11	21
Enel Distribucion Sao Paulo S.A | Brazil | FRANCISCO FREXOSO SALAZAR | Brazilian Reals [Member] | Four to five years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability		$ 13
Enel Distribucion Sao Paulo S.A | Brazil | DARCIO ANTONIO LEARDINI / RITA DE CASSIA PONTIERI LEARDINI / VINICIUS LEARDINI / PATRICIA LEARDINI SOUZA / MURILO LEARDINI | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	735.00%	11.25%
Current lease liabilities	$ 20	$ 18
Non-current lease liability	50	72
Enel Distribucion Sao Paulo S.A | Brazil | DARCIO ANTONIO LEARDINI / RITA DE CASSIA PONTIERI LEARDINI / VINICIUS LEARDINI / PATRICIA LEARDINI SOUZA / MURILO LEARDINI | Brazilian Reals [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	7	6
Enel Distribucion Sao Paulo S.A | Brazil | DARCIO ANTONIO LEARDINI / RITA DE CASSIA PONTIERI LEARDINI / VINICIUS LEARDINI / PATRICIA LEARDINI SOUZA / MURILO LEARDINI | Brazilian Reals [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	13	12
Enel Distribucion Sao Paulo S.A | Brazil | DARCIO ANTONIO LEARDINI / RITA DE CASSIA PONTIERI LEARDINI / VINICIUS LEARDINI / PATRICIA LEARDINI SOUZA / MURILO LEARDINI | Brazilian Reals [Member] | One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	19	18
Enel Distribucion Sao Paulo S.A | Brazil | DARCIO ANTONIO LEARDINI / RITA DE CASSIA PONTIERI LEARDINI / VINICIUS LEARDINI / PATRICIA LEARDINI SOUZA / MURILO LEARDINI | Brazilian Reals [Member] | Two to three years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	20	20
Enel Distribucion Sao Paulo S.A | Brazil | DARCIO ANTONIO LEARDINI / RITA DE CASSIA PONTIERI LEARDINI / VINICIUS LEARDINI / PATRICIA LEARDINI SOUZA / MURILO LEARDINI | Brazilian Reals [Member] | Three to four years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	$ 11	22
Enel Distribucion Sao Paulo S.A | Brazil | DARCIO ANTONIO LEARDINI / RITA DE CASSIA PONTIERI LEARDINI / VINICIUS LEARDINI / PATRICIA LEARDINI SOUZA / MURILO LEARDINI | Brazilian Reals [Member] | Four to five years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability		$ 12
Enel Distribucion Sao Paulo S.A | Brazil | JOSÉ HENRIQUE DOS SANTOS SOUSA / JOSÉ ANTUNES GOMES DE SOUSA | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	693.00%	8.43%
Current lease liabilities	$ 4	$ 4
Non-current lease liability	9	16
Enel Distribucion Sao Paulo S.A | Brazil | JOSÉ HENRIQUE DOS SANTOS SOUSA / JOSÉ ANTUNES GOMES DE SOUSA | Brazilian Reals [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	1	1
Enel Distribucion Sao Paulo S.A | Brazil | JOSÉ HENRIQUE DOS SANTOS SOUSA / JOSÉ ANTUNES GOMES DE SOUSA | Brazilian Reals [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	3	3
Enel Distribucion Sao Paulo S.A | Brazil | JOSÉ HENRIQUE DOS SANTOS SOUSA / JOSÉ ANTUNES GOMES DE SOUSA | Brazilian Reals [Member] | One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	4	4
Enel Distribucion Sao Paulo S.A | Brazil | JOSÉ HENRIQUE DOS SANTOS SOUSA / JOSÉ ANTUNES GOMES DE SOUSA | Brazilian Reals [Member] | Two to three years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	4	5
Enel Distribucion Sao Paulo S.A | Brazil | JOSÉ HENRIQUE DOS SANTOS SOUSA / JOSÉ ANTUNES GOMES DE SOUSA | Brazilian Reals [Member] | Three to four years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	$ 1	5
Enel Distribucion Sao Paulo S.A | Brazil | JOSÉ HENRIQUE DOS SANTOS SOUSA / JOSÉ ANTUNES GOMES DE SOUSA | Brazilian Reals [Member] | Four to five years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability		$ 2
Enel Distribucion Sao Paulo S.A | Brazil | MARIA ANGELA RODRIGUES LODO MOTA | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	735.00%	11.25%
Current lease liabilities	$ 3	$ 3
Non-current lease liability	8	11
Enel Distribucion Sao Paulo S.A | Brazil | MARIA ANGELA RODRIGUES LODO MOTA | Brazilian Reals [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	1	1
Enel Distribucion Sao Paulo S.A | Brazil | MARIA ANGELA RODRIGUES LODO MOTA | Brazilian Reals [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	2	2
Enel Distribucion Sao Paulo S.A | Brazil | MARIA ANGELA RODRIGUES LODO MOTA | Brazilian Reals [Member] | One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	3	3
Enel Distribucion Sao Paulo S.A | Brazil | MARIA ANGELA RODRIGUES LODO MOTA | Brazilian Reals [Member] | Two to three years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	3	3
Enel Distribucion Sao Paulo S.A | Brazil | MARIA ANGELA RODRIGUES LODO MOTA | Brazilian Reals [Member] | Three to four years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	$ 2	3
Enel Distribucion Sao Paulo S.A | Brazil | MARIA ANGELA RODRIGUES LODO MOTA | Brazilian Reals [Member] | Four to five years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability		$ 2
Enel Distribucion Sao Paulo S.A | Brazil | HONÓRIO PEREIRA DOMINGUES | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	741.00%	11.25%
Current lease liabilities	$ 3	$ 3
Non-current lease liability	8	12
Enel Distribucion Sao Paulo S.A | Brazil | HONÓRIO PEREIRA DOMINGUES | Brazilian Reals [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	1	1
Enel Distribucion Sao Paulo S.A | Brazil | HONÓRIO PEREIRA DOMINGUES | Brazilian Reals [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	2	2
Enel Distribucion Sao Paulo S.A | Brazil | HONÓRIO PEREIRA DOMINGUES | Brazilian Reals [Member] | One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	3	3
Enel Distribucion Sao Paulo S.A | Brazil | HONÓRIO PEREIRA DOMINGUES | Brazilian Reals [Member] | Two to three years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	3	3
Enel Distribucion Sao Paulo S.A | Brazil | HONÓRIO PEREIRA DOMINGUES | Brazilian Reals [Member] | Three to four years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	$ 2	4
Enel Distribucion Sao Paulo S.A | Brazil | HONÓRIO PEREIRA DOMINGUES | Brazilian Reals [Member] | Four to five years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability		$ 2
Enel Distribucion Sao Paulo S.A | Brazil | EDNEIA DE SOUZA SOARES | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	741.00%	8.43%
Current lease liabilities	$ 3	$ 3
Non-current lease liability	7	12
Enel Distribucion Sao Paulo S.A | Brazil | EDNEIA DE SOUZA SOARES | Brazilian Reals [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	1	1
Enel Distribucion Sao Paulo S.A | Brazil | EDNEIA DE SOUZA SOARES | Brazilian Reals [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	2	2
Enel Distribucion Sao Paulo S.A | Brazil | EDNEIA DE SOUZA SOARES | Brazilian Reals [Member] | One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	3	3
Enel Distribucion Sao Paulo S.A | Brazil | EDNEIA DE SOUZA SOARES | Brazilian Reals [Member] | Two to three years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	3	4
Enel Distribucion Sao Paulo S.A | Brazil | EDNEIA DE SOUZA SOARES | Brazilian Reals [Member] | Three to four years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	$ 1	4
Enel Distribucion Sao Paulo S.A | Brazil | EDNEIA DE SOUZA SOARES | Brazilian Reals [Member] | Four to five years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability		$ 1
Enel Distribucion Sao Paulo S.A | Brazil | MADALENA OLIVEIRA DA SILVA / RENAN OLIVEIRA SILVA / SULIVAN OLIVEIRA SILVA | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	735.00%	11.25%
Current lease liabilities	$ 3	$ 3
Non-current lease liability	10	13
Enel Distribucion Sao Paulo S.A | Brazil | MADALENA OLIVEIRA DA SILVA / RENAN OLIVEIRA SILVA / SULIVAN OLIVEIRA SILVA | Brazilian Reals [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	1	1
Enel Distribucion Sao Paulo S.A | Brazil | MADALENA OLIVEIRA DA SILVA / RENAN OLIVEIRA SILVA / SULIVAN OLIVEIRA SILVA | Brazilian Reals [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	2	2
Enel Distribucion Sao Paulo S.A | Brazil | MADALENA OLIVEIRA DA SILVA / RENAN OLIVEIRA SILVA / SULIVAN OLIVEIRA SILVA | Brazilian Reals [Member] | One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	4	3
Enel Distribucion Sao Paulo S.A | Brazil | MADALENA OLIVEIRA DA SILVA / RENAN OLIVEIRA SILVA / SULIVAN OLIVEIRA SILVA | Brazilian Reals [Member] | Two to three years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	4	4
Enel Distribucion Sao Paulo S.A | Brazil | MADALENA OLIVEIRA DA SILVA / RENAN OLIVEIRA SILVA / SULIVAN OLIVEIRA SILVA | Brazilian Reals [Member] | Three to four years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	$ 2	4
Enel Distribucion Sao Paulo S.A | Brazil | MADALENA OLIVEIRA DA SILVA / RENAN OLIVEIRA SILVA / SULIVAN OLIVEIRA SILVA | Brazilian Reals [Member] | Four to five years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability		$ 2
Enel Distribucion Sao Paulo S.A | Brazil | ADAQUIR PRISCO | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	782.00%	11.25%
Current lease liabilities	$ 5	$ 6
Non-current lease liability	13	20
Enel Distribucion Sao Paulo S.A | Brazil | ADAQUIR PRISCO | Brazilian Reals [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	2	2
Enel Distribucion Sao Paulo S.A | Brazil | ADAQUIR PRISCO | Brazilian Reals [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	3	4
Enel Distribucion Sao Paulo S.A | Brazil | ADAQUIR PRISCO | Brazilian Reals [Member] | One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	5	5
Enel Distribucion Sao Paulo S.A | Brazil | ADAQUIR PRISCO | Brazilian Reals [Member] | Two to three years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	5	6
Enel Distribucion Sao Paulo S.A | Brazil | ADAQUIR PRISCO | Brazilian Reals [Member] | Three to four years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	$ 3	6
Enel Distribucion Sao Paulo S.A | Brazil | ADAQUIR PRISCO | Brazilian Reals [Member] | Four to five years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability		$ 3
Enel Distribucion Sao Paulo S.A | Brazil | NEWTON PEREIRA DA SILVA | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	693.00%	8.43%
Current lease liabilities	$ 7	$ 7
Non-current lease liability	16	26
Enel Distribucion Sao Paulo S.A | Brazil | NEWTON PEREIRA DA SILVA | Brazilian Reals [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	2	2
Enel Distribucion Sao Paulo S.A | Brazil | NEWTON PEREIRA DA SILVA | Brazilian Reals [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	5	5
Enel Distribucion Sao Paulo S.A | Brazil | NEWTON PEREIRA DA SILVA | Brazilian Reals [Member] | One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	7	7
Enel Distribucion Sao Paulo S.A | Brazil | NEWTON PEREIRA DA SILVA | Brazilian Reals [Member] | Two to three years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	7	8
Enel Distribucion Sao Paulo S.A | Brazil | NEWTON PEREIRA DA SILVA | Brazilian Reals [Member] | Three to four years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	$ 2	8
Enel Distribucion Sao Paulo S.A | Brazil | NEWTON PEREIRA DA SILVA | Brazilian Reals [Member] | Four to five years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability		$ 3
Enel Distribucion Sao Paulo S.A | Brazil | DALMAS PARTICIPAÇÕES LTDA. | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	802.00%	11.25%
Current lease liabilities	$ 14	$ 14
Non-current lease liability	36	53
Enel Distribucion Sao Paulo S.A | Brazil | DALMAS PARTICIPAÇÕES LTDA. | Brazilian Reals [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	5	5
Enel Distribucion Sao Paulo S.A | Brazil | DALMAS PARTICIPAÇÕES LTDA. | Brazilian Reals [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	9	9
Enel Distribucion Sao Paulo S.A | Brazil | DALMAS PARTICIPAÇÕES LTDA. | Brazilian Reals [Member] | One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	13	13
Enel Distribucion Sao Paulo S.A | Brazil | DALMAS PARTICIPAÇÕES LTDA. | Brazilian Reals [Member] | Two to three years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	14	14
Enel Distribucion Sao Paulo S.A | Brazil | DALMAS PARTICIPAÇÕES LTDA. | Brazilian Reals [Member] | Three to four years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	$ 9	16
Enel Distribucion Sao Paulo S.A | Brazil | DALMAS PARTICIPAÇÕES LTDA. | Brazilian Reals [Member] | Four to five years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability		$ 10
Enel Distribucion Sao Paulo S.A | Brazil | ACG PROJETOS & DECORAÇÕES LTDA | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	1125.00%	11.25%
Current lease liabilities	$ 9	$ 11
Non-current lease liability	24	42
Enel Distribucion Sao Paulo S.A | Brazil | ACG PROJETOS & DECORAÇÕES LTDA | Brazilian Reals [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	3	4
Enel Distribucion Sao Paulo S.A | Brazil | ACG PROJETOS & DECORAÇÕES LTDA | Brazilian Reals [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	6	7
Enel Distribucion Sao Paulo S.A | Brazil | ACG PROJETOS & DECORAÇÕES LTDA | Brazilian Reals [Member] | One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	8	10
Enel Distribucion Sao Paulo S.A | Brazil | ACG PROJETOS & DECORAÇÕES LTDA | Brazilian Reals [Member] | Two to three years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	9	11
Enel Distribucion Sao Paulo S.A | Brazil | ACG PROJETOS & DECORAÇÕES LTDA | Brazilian Reals [Member] | Three to four years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	$ 7	12
Enel Distribucion Sao Paulo S.A | Brazil | ACG PROJETOS & DECORAÇÕES LTDA | Brazilian Reals [Member] | Four to five years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability		$ 9
Enel Distribucion Sao Paulo S.A | Brazil | ADA MARIA VASONE / OLGA MARIA VASONE DE CASTRO CONDE / PATRICIA MARIA VASONE SPINGOLA / ARMANDO VASONE FILHO | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	782.00%	8.43%
Current lease liabilities	$ 27	$ 30
Non-current lease liability	56	97
Enel Distribucion Sao Paulo S.A | Brazil | ADA MARIA VASONE / OLGA MARIA VASONE DE CASTRO CONDE / PATRICIA MARIA VASONE SPINGOLA / ARMANDO VASONE FILHO | Brazilian Reals [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	9	10
Enel Distribucion Sao Paulo S.A | Brazil | ADA MARIA VASONE / OLGA MARIA VASONE DE CASTRO CONDE / PATRICIA MARIA VASONE SPINGOLA / ARMANDO VASONE FILHO | Brazilian Reals [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	18	20
Enel Distribucion Sao Paulo S.A | Brazil | ADA MARIA VASONE / OLGA MARIA VASONE DE CASTRO CONDE / PATRICIA MARIA VASONE SPINGOLA / ARMANDO VASONE FILHO | Brazilian Reals [Member] | One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	26	29
Enel Distribucion Sao Paulo S.A | Brazil | ADA MARIA VASONE / OLGA MARIA VASONE DE CASTRO CONDE / PATRICIA MARIA VASONE SPINGOLA / ARMANDO VASONE FILHO | Brazilian Reals [Member] | Two to three years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	28	31
Enel Distribucion Sao Paulo S.A | Brazil | ADA MARIA VASONE / OLGA MARIA VASONE DE CASTRO CONDE / PATRICIA MARIA VASONE SPINGOLA / ARMANDO VASONE FILHO | Brazilian Reals [Member] | Three to four years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	$ 2	34
Enel Distribucion Sao Paulo S.A | Brazil | ADA MARIA VASONE / OLGA MARIA VASONE DE CASTRO CONDE / PATRICIA MARIA VASONE SPINGOLA / ARMANDO VASONE FILHO | Brazilian Reals [Member] | Four to five years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability		$ 3
Enel Distribucion Sao Paulo S.A | Brazil | FUNDAÇÃO PADRE ANCHIETA - CENTRO PAULISTA DE RÁDIO TV EDUCATIVAS | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	782.00%	10.32%
Current lease liabilities	$ 248	$ 208
Non-current lease liability	343	619
Enel Distribucion Sao Paulo S.A | Brazil | FUNDAÇÃO PADRE ANCHIETA - CENTRO PAULISTA DE RÁDIO TV EDUCATIVAS | Brazilian Reals [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	121	71
Enel Distribucion Sao Paulo S.A | Brazil | FUNDAÇÃO PADRE ANCHIETA - CENTRO PAULISTA DE RÁDIO TV EDUCATIVAS | Brazilian Reals [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	127	137
Enel Distribucion Sao Paulo S.A | Brazil | FUNDAÇÃO PADRE ANCHIETA - CENTRO PAULISTA DE RÁDIO TV EDUCATIVAS | Brazilian Reals [Member] | One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	181	199
Enel Distribucion Sao Paulo S.A | Brazil | FUNDAÇÃO PADRE ANCHIETA - CENTRO PAULISTA DE RÁDIO TV EDUCATIVAS | Brazilian Reals [Member] | Two to three years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	$ 162	220
Enel Distribucion Sao Paulo S.A | Brazil | FUNDAÇÃO PADRE ANCHIETA - CENTRO PAULISTA DE RÁDIO TV EDUCATIVAS | Brazilian Reals [Member] | Three to four years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability		$ 200
Enel Distribucion Sao Paulo S.A | Brazil | RUJO CONSTRUÇÕES E EMPREENDIMENTOS IMOBILIÁRIOS LTDA | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	741.00%	11.25%
Current lease liabilities	$ 33	$ 33
Non-current lease liability	84	120
Enel Distribucion Sao Paulo S.A | Brazil | RUJO CONSTRUÇÕES E EMPREENDIMENTOS IMOBILIÁRIOS LTDA | Brazilian Reals [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	11	13
Enel Distribucion Sao Paulo S.A | Brazil | RUJO CONSTRUÇÕES E EMPREENDIMENTOS IMOBILIÁRIOS LTDA | Brazilian Reals [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	22	20
Enel Distribucion Sao Paulo S.A | Brazil | RUJO CONSTRUÇÕES E EMPREENDIMENTOS IMOBILIÁRIOS LTDA | Brazilian Reals [Member] | One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	32	30
Enel Distribucion Sao Paulo S.A | Brazil | RUJO CONSTRUÇÕES E EMPREENDIMENTOS IMOBILIÁRIOS LTDA | Brazilian Reals [Member] | Two to three years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	34	33
Enel Distribucion Sao Paulo S.A | Brazil | RUJO CONSTRUÇÕES E EMPREENDIMENTOS IMOBILIÁRIOS LTDA | Brazilian Reals [Member] | Three to four years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	$ 18	37
Enel Distribucion Sao Paulo S.A | Brazil | RUJO CONSTRUÇÕES E EMPREENDIMENTOS IMOBILIÁRIOS LTDA | Brazilian Reals [Member] | Four to five years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability		$ 20
Enel Distribucion Sao Paulo S.A | Brazil | TIVIT TERCEIRIZAÇÃO DE PROCESSOS, SERVIÇOS E TECNOLOGIA S.A. | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	893.00%	8.93%
Current lease liabilities	$ 776	$ 3,944
Non-current lease liability		630
Enel Distribucion Sao Paulo S.A | Brazil | TIVIT TERCEIRIZAÇÃO DE PROCESSOS, SERVIÇOS E TECNOLOGIA S.A. | Brazilian Reals [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	$ 776	1,216
Enel Distribucion Sao Paulo S.A | Brazil | TIVIT TERCEIRIZAÇÃO DE PROCESSOS, SERVIÇOS E TECNOLOGIA S.A. | Brazilian Reals [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		2,728
Enel Distribucion Sao Paulo S.A | Brazil | TIVIT TERCEIRIZAÇÃO DE PROCESSOS, SERVIÇOS E TECNOLOGIA S.A. | Brazilian Reals [Member] | One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability		$ 630
Enel Distribucion Sao Paulo S.A | Brazil | FUNDAÇÃO COELCE DE SEGURIDADE SOCIAL - FAELCE | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	242.00%	9.35%
Current lease liabilities	$ 527	$ 190
Enel Distribucion Sao Paulo S.A | Brazil | FUNDAÇÃO COELCE DE SEGURIDADE SOCIAL - FAELCE | Brazilian Reals [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	$ 527	33
Enel Distribucion Sao Paulo S.A | Brazil | FUNDAÇÃO COELCE DE SEGURIDADE SOCIAL - FAELCE | Brazilian Reals [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		$ 157
Enel Distribucion Sao Paulo S.A | Brazil | FUNDAÇÃO AMPLA DE SEGURIDADE SOCIAL - BRASILETROS | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	583.00%
Current lease liabilities	$ 274
Non-current lease liability	153
Enel Distribucion Sao Paulo S.A | Brazil | FUNDAÇÃO AMPLA DE SEGURIDADE SOCIAL - BRASILETROS | Brazilian Reals [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	85
Enel Distribucion Sao Paulo S.A | Brazil | FUNDAÇÃO AMPLA DE SEGURIDADE SOCIAL - BRASILETROS | Brazilian Reals [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	189
Enel Distribucion Sao Paulo S.A | Brazil | FUNDAÇÃO AMPLA DE SEGURIDADE SOCIAL - BRASILETROS | Brazilian Reals [Member] | One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	$ 153
Enel Distribucion Sao Paulo S.A | Brazil | ITAPOAM ADMINISTRADORA DE BENS LTDA | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	987.00%	9.89%
Current lease liabilities	$ 153	$ 436
Non-current lease liability	550	797
Enel Distribucion Sao Paulo S.A | Brazil | ITAPOAM ADMINISTRADORA DE BENS LTDA | Brazilian Reals [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	67	98
Enel Distribucion Sao Paulo S.A | Brazil | ITAPOAM ADMINISTRADORA DE BENS LTDA | Brazilian Reals [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	86	338
Enel Distribucion Sao Paulo S.A | Brazil | ITAPOAM ADMINISTRADORA DE BENS LTDA | Brazilian Reals [Member] | One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	124	489
Enel Distribucion Sao Paulo S.A | Brazil | ITAPOAM ADMINISTRADORA DE BENS LTDA | Brazilian Reals [Member] | Two to three years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	137	$ 308
Enel Distribucion Sao Paulo S.A | Brazil | ITAPOAM ADMINISTRADORA DE BENS LTDA | Brazilian Reals [Member] | Three to four years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	151
Enel Distribucion Sao Paulo S.A | Brazil | ITAPOAM ADMINISTRADORA DE BENS LTDA | Brazilian Reals [Member] | Four to five years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	$ 138
Enel Distribucion Sao Paulo S.A | Brazil | JSL | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	945.00%
Current lease liabilities	$ 2,869
Non-current lease liability	14,107
Enel Distribucion Sao Paulo S.A | Brazil | JSL | Brazilian Reals [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	1,228
Enel Distribucion Sao Paulo S.A | Brazil | JSL | Brazilian Reals [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	1,641
Enel Distribucion Sao Paulo S.A | Brazil | JSL | Brazilian Reals [Member] | One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	2,368
Enel Distribucion Sao Paulo S.A | Brazil | JSL | Brazilian Reals [Member] | Two to three years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	2,592
Enel Distribucion Sao Paulo S.A | Brazil | JSL | Brazilian Reals [Member] | Three to four years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	2,836
Enel Distribucion Sao Paulo S.A | Brazil | JSL | Brazilian Reals [Member] | Four to five years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	3,104
Enel Distribucion Sao Paulo S.A | Brazil | JSL | Brazilian Reals [Member] | More than five years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	$ 3,207
Enel Distribucion Sao Paulo S.A | Brazil | MAESTRO | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	728.00%	7.28%
Current lease liabilities	$ 546	$ 880
Non-current lease liability	895	1,860
Enel Distribucion Sao Paulo S.A | Brazil | MAESTRO | Brazilian Reals [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	133	383
Enel Distribucion Sao Paulo S.A | Brazil | MAESTRO | Brazilian Reals [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	413	497
Enel Distribucion Sao Paulo S.A | Brazil | MAESTRO | Brazilian Reals [Member] | One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	586	705
Enel Distribucion Sao Paulo S.A | Brazil | MAESTRO | Brazilian Reals [Member] | Two to three years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	$ 309	756
Enel Distribucion Sao Paulo S.A | Brazil | MAESTRO | Brazilian Reals [Member] | Three to four years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability		$ 399
Enel Distribucion Sao Paulo S.A | Brazil | VAMOS | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	728.00%	7.28%
Current lease liabilities	$ 831	$ 1,178
Non-current lease liability	1,203	2,626
Enel Distribucion Sao Paulo S.A | Brazil | VAMOS | Brazilian Reals [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	202	421
Enel Distribucion Sao Paulo S.A | Brazil | VAMOS | Brazilian Reals [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	629	757
Enel Distribucion Sao Paulo S.A | Brazil | VAMOS | Brazilian Reals [Member] | One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	892	1,073
Enel Distribucion Sao Paulo S.A | Brazil | VAMOS | Brazilian Reals [Member] | Two to three years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	$ 311	1,151
Enel Distribucion Sao Paulo S.A | Brazil | VAMOS | Brazilian Reals [Member] | Three to four years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability		$ 402
Enel Distribucion Sao Paulo S.A | Brazil | DHL | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	1339.00%	13.39%
Current lease liabilities	$ 363	$ 468
Non-current lease liability	557	1,048
Enel Distribucion Sao Paulo S.A | Brazil | DHL | Brazilian Reals [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	69	78
Enel Distribucion Sao Paulo S.A | Brazil | DHL | Brazilian Reals [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	294	390
Enel Distribucion Sao Paulo S.A | Brazil | DHL | Brazilian Reals [Member] | One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	252	372
Enel Distribucion Sao Paulo S.A | Brazil | DHL | Brazilian Reals [Member] | Two to three years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	$ 305	422
Enel Distribucion Sao Paulo S.A | Brazil | DHL | Brazilian Reals [Member] | Three to four years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability		$ 254
Enel Distribucion Sao Paulo S.A | Brazil | AGASUS | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	657.00%	6.57%
Current lease liabilities	$ 1,407	$ 1,828
Non-current lease liability	520	2,211
Enel Distribucion Sao Paulo S.A | Brazil | AGASUS | Brazilian Reals [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	505	353
Enel Distribucion Sao Paulo S.A | Brazil | AGASUS | Brazilian Reals [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	902	1,475
Enel Distribucion Sao Paulo S.A | Brazil | AGASUS | Brazilian Reals [Member] | One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	$ 520	1,540
Enel Distribucion Sao Paulo S.A | Brazil | AGASUS | Brazilian Reals [Member] | Two to three years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability		$ 671
Enel Distribucion Sao Paulo S.A | Brazil | FRANCISCO PERINE | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate		9.35%
Current lease liabilities		$ 5
Enel Distribucion Sao Paulo S.A | Brazil | FRANCISCO PERINE | Brazilian Reals [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		2
Enel Distribucion Sao Paulo S.A | Brazil | FRANCISCO PERINE | Brazilian Reals [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		$ 3
Enel Distribucion Sao Paulo S.A | Brazil | ARVAL BRASIL LTDA. | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate		4.65%
Current lease liabilities		$ 647
Enel Distribucion Sao Paulo S.A | Brazil | ARVAL BRASIL LTDA. | Brazilian Reals [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		$ 647
Enel Distribucion Sao Paulo S.A | Brazil | JSL S.A. | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate		9.45%
Current lease liabilities		$ 2,733
Non-current lease liability		15,629
Enel Distribucion Sao Paulo S.A | Brazil | JSL S.A. | Brazilian Reals [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		1,310
Enel Distribucion Sao Paulo S.A | Brazil | JSL S.A. | Brazilian Reals [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		1,423
Enel Distribucion Sao Paulo S.A | Brazil | JSL S.A. | Brazilian Reals [Member] | One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability		2,054
Enel Distribucion Sao Paulo S.A | Brazil | JSL S.A. | Brazilian Reals [Member] | Two to three years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability		2,248
Enel Distribucion Sao Paulo S.A | Brazil | JSL S.A. | Brazilian Reals [Member] | Three to four years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability		2,461
Enel Distribucion Sao Paulo S.A | Brazil | JSL S.A. | Brazilian Reals [Member] | Four to five years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability		2,693
Enel Distribucion Sao Paulo S.A | Brazil | JSL S.A. | Brazilian Reals [Member] | More than five years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability		$ 6,173
Enel Distribucion Sao Paulo S.A | Brazil | JSL S.A. | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate		9.45%
Current lease liabilities		$ 866
Non-current lease liability		4,756
Enel Distribucion Sao Paulo S.A | Brazil | JSL S.A. | Brazilian Reals [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		408
Enel Distribucion Sao Paulo S.A | Brazil | JSL S.A. | Brazilian Reals [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		458
Enel Distribucion Sao Paulo S.A | Brazil | JSL S.A. | Brazilian Reals [Member] | One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability		660
Enel Distribucion Sao Paulo S.A | Brazil | JSL S.A. | Brazilian Reals [Member] | Two to three years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability		723
Enel Distribucion Sao Paulo S.A | Brazil | JSL S.A. | Brazilian Reals [Member] | Three to four years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability		791
Enel Distribucion Sao Paulo S.A | Brazil | JSL S.A. | Brazilian Reals [Member] | Four to five years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability		866
Enel Distribucion Sao Paulo S.A | Brazil | JSL S.A. | Brazilian Reals [Member] | More than five years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability		$ 1,716
Enel Distribucion Sao Paulo S.A | Brazil | JSL S.A. | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate		4.65%
Current lease liabilities		$ 64
Enel Distribucion Sao Paulo S.A | Brazil | JSL S.A. | Brazilian Reals [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		33
Enel Distribucion Sao Paulo S.A | Brazil | JSL S.A. | Brazilian Reals [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		$ 31
Enel Distribucion Sao Paulo S.A | Brazil | JSL S.A. | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate		9.45%
Current lease liabilities		$ 107
Non-current lease liability		625
Enel Distribucion Sao Paulo S.A | Brazil | JSL S.A. | Brazilian Reals [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		52
Enel Distribucion Sao Paulo S.A | Brazil | JSL S.A. | Brazilian Reals [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		55
Enel Distribucion Sao Paulo S.A | Brazil | JSL S.A. | Brazilian Reals [Member] | One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability		79
Enel Distribucion Sao Paulo S.A | Brazil | JSL S.A. | Brazilian Reals [Member] | Two to three years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability		87
Enel Distribucion Sao Paulo S.A | Brazil | JSL S.A. | Brazilian Reals [Member] | Three to four years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability		95
Enel Distribucion Sao Paulo S.A | Brazil | JSL S.A. | Brazilian Reals [Member] | Four to five years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability		104
Enel Distribucion Sao Paulo S.A | Brazil | JSL S.A. | Brazilian Reals [Member] | More than five years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability		$ 260
Enel Generación Perú (formerly named Edegel S.A.A.) | Peru | BBVA | U.S. Dollar [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	281.00%	3.38%
Current lease liabilities	$ 6,762	$ 1,269
Non-current lease liability		3,873
Enel Generación Perú (formerly named Edegel S.A.A.) | Peru | BBVA | U.S. Dollar [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	2,233
Enel Generación Perú (formerly named Edegel S.A.A.) | Peru | BBVA | U.S. Dollar [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	$ 4,529	1,269
Enel Generación Perú (formerly named Edegel S.A.A.) | Peru | BBVA | U.S. Dollar [Member] | One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability		$ 3,873
Enel Generación Perú (formerly named Edegel S.A.A.) | Peru | BBVA | Peruvian sol [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	159.00%
Current lease liabilities	$ 45
Non-current lease liability	226
Enel Generación Perú (formerly named Edegel S.A.A.) | Peru | BBVA | Peruvian sol [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	45
Enel Generación Perú (formerly named Edegel S.A.A.) | Peru | BBVA | Peruvian sol [Member] | One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	181
Enel Generación Perú (formerly named Edegel S.A.A.) | Peru | BBVA | Peruvian sol [Member] | Two to three years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	$ 45
Enel Generación Perú (formerly named Edegel S.A.A.) | Peru | RENTAEQUIPOS LEASING PERU S.A. | U.S. Dollar [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	412.00%
Current lease liabilities	$ 6
Enel Generación Perú (formerly named Edegel S.A.A.) | Peru | RENTAEQUIPOS LEASING PERU S.A. | U.S. Dollar [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	3
Enel Generación Perú (formerly named Edegel S.A.A.) | Peru | RENTAEQUIPOS LEASING PERU S.A. | U.S. Dollar [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	$ 3
Enel Generación Perú (formerly named Edegel S.A.A.) | Peru | ELIAS MARCELO LAOS HUAMAN | U.S. Dollar [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	223.00%	2.23%
Current lease liabilities	$ 20	$ 25
Non-current lease liability		22
Enel Generación Perú (formerly named Edegel S.A.A.) | Peru | ELIAS MARCELO LAOS HUAMAN | U.S. Dollar [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	6	6
Enel Generación Perú (formerly named Edegel S.A.A.) | Peru | ELIAS MARCELO LAOS HUAMAN | U.S. Dollar [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	$ 14	19
Enel Generación Perú (formerly named Edegel S.A.A.) | Peru | ELIAS MARCELO LAOS HUAMAN | U.S. Dollar [Member] | One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability		$ 22
Enel Generación Perú (formerly named Edegel S.A.A.) | Peru | RENTING S.A.C. | Peruvian sol [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	545.00%	5.45%
Current lease liabilities	$ 5	$ 9
Non-current lease liability		7
Enel Generación Perú (formerly named Edegel S.A.A.) | Peru | RENTING S.A.C. | Peruvian sol [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	2	2
Enel Generación Perú (formerly named Edegel S.A.A.) | Peru | RENTING S.A.C. | Peruvian sol [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	$ 3	7
Enel Generación Perú (formerly named Edegel S.A.A.) | Peru | RENTING S.A.C. | Peruvian sol [Member] | One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability		$ 7
Enel Generación Perú (formerly named Edegel S.A.A.) | Peru | RENTAEQUIPOS LEASING PERU S.A. | U.S. Dollar [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	451.00%
Current lease liabilities	$ 28
Non-current lease liability	26
Enel Generación Perú (formerly named Edegel S.A.A.) | Peru | RENTAEQUIPOS LEASING PERU S.A. | U.S. Dollar [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	7
Enel Generación Perú (formerly named Edegel S.A.A.) | Peru | RENTAEQUIPOS LEASING PERU S.A. | U.S. Dollar [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	21
Enel Generación Perú (formerly named Edegel S.A.A.) | Peru | RENTAEQUIPOS LEASING PERU S.A. | U.S. Dollar [Member] | One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	$ 26
Enel Generación Perú (formerly named Edegel S.A.A.) | Peru | RENTAEQUIPOS LEASING PERU S.A. | U.S. Dollar [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	223.00%	4.12%
Current lease liabilities	$ 362	$ 28
Non-current lease liability	6,882
Enel Generación Perú (formerly named Edegel S.A.A.) | Peru | RENTAEQUIPOS LEASING PERU S.A. | U.S. Dollar [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		10
Enel Generación Perú (formerly named Edegel S.A.A.) | Peru | RENTAEQUIPOS LEASING PERU S.A. | U.S. Dollar [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	362	$ 18
Enel Generación Perú (formerly named Edegel S.A.A.) | Peru | RENTAEQUIPOS LEASING PERU S.A. | U.S. Dollar [Member] | One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	802
Enel Generación Perú (formerly named Edegel S.A.A.) | Peru | RENTAEQUIPOS LEASING PERU S.A. | U.S. Dollar [Member] | Two to three years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	802
Enel Generación Perú (formerly named Edegel S.A.A.) | Peru | RENTAEQUIPOS LEASING PERU S.A. | U.S. Dollar [Member] | Three to four years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	802
Enel Generación Perú (formerly named Edegel S.A.A.) | Peru | RENTAEQUIPOS LEASING PERU S.A. | U.S. Dollar [Member] | Four to five years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	802
Enel Generación Perú (formerly named Edegel S.A.A.) | Peru | RENTAEQUIPOS LEASING PERU S.A. | U.S. Dollar [Member] | More than five years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	$ 3,674
Enel Generación Perú (formerly named Edegel S.A.A.) | Peru | RENTAEQUIPOS LEASING PERU S.A. | U.S. Dollar [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate		4.12%
Current lease liabilities		$ 12
Non-current lease liability		6
Enel Generación Perú (formerly named Edegel S.A.A.) | Peru | RENTAEQUIPOS LEASING PERU S.A. | U.S. Dollar [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		3
Enel Generación Perú (formerly named Edegel S.A.A.) | Peru | RENTAEQUIPOS LEASING PERU S.A. | U.S. Dollar [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		9
Enel Generación Perú (formerly named Edegel S.A.A.) | Peru | RENTAEQUIPOS LEASING PERU S.A. | U.S. Dollar [Member] | One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability		$ 6
Enel Generación Perú (formerly named Edegel S.A.A.) | Peru | RENTAEQUIPOS LEASING PERU S.A. | U.S. Dollar [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate		4.31%
Current lease liabilities		$ 6
Enel Generación Perú (formerly named Edegel S.A.A.) | Peru | RENTAEQUIPOS LEASING PERU S.A. | U.S. Dollar [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		2
Enel Generación Perú (formerly named Edegel S.A.A.) | Peru | RENTAEQUIPOS LEASING PERU S.A. | U.S. Dollar [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		$ 4
Enel Generación Perú (formerly named Edegel S.A.A.) | Peru | RENTAEQUIPOS LEASING PERU S.A. | U.S. Dollar [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate		4.11%
Current lease liabilities		$ 3
Enel Generación Perú (formerly named Edegel S.A.A.) | Peru | RENTAEQUIPOS LEASING PERU S.A. | U.S. Dollar [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		2
Enel Generación Perú (formerly named Edegel S.A.A.) | Peru | RENTAEQUIPOS LEASING PERU S.A. | U.S. Dollar [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		$ 1
Enel Generación Perú (formerly named Edegel S.A.A.) | Peru | RENTAEQUIPOS LEASING PERU S.A. | U.S. Dollar [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate		4.11%
Current lease liabilities		$ 12
Enel Generación Perú (formerly named Edegel S.A.A.) | Peru | RENTAEQUIPOS LEASING PERU S.A. | U.S. Dollar [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		4
Enel Generación Perú (formerly named Edegel S.A.A.) | Peru | RENTAEQUIPOS LEASING PERU S.A. | U.S. Dollar [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		$ 8
Enel Generación Perú (formerly named Edegel S.A.A.) | Peru | FM EDIFICACIONES | U.S. Dollar [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate		4.83%
Current lease liabilities		$ 13
Non-current lease liability		13
Enel Generación Perú (formerly named Edegel S.A.A.) | Peru | FM EDIFICACIONES | U.S. Dollar [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		3
Enel Generación Perú (formerly named Edegel S.A.A.) | Peru | FM EDIFICACIONES | U.S. Dollar [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		10
Enel Generación Perú (formerly named Edegel S.A.A.) | Peru | FM EDIFICACIONES | U.S. Dollar [Member] | One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability		5
Enel Generación Perú (formerly named Edegel S.A.A.) | Peru | FM EDIFICACIONES | U.S. Dollar [Member] | Two to three years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability		5
Enel Generación Perú (formerly named Edegel S.A.A.) | Peru | FM EDIFICACIONES | U.S. Dollar [Member] | Three to four years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability		$ 3
Enel Generación Perú (formerly named Edegel S.A.A.) | Peru | RENTAEQUIPOS LEASING PERU S.A. | U.S. Dollar [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate		4.51%
Current lease liabilities		$ 31
Non-current lease liability		59
Enel Generación Perú (formerly named Edegel S.A.A.) | Peru | RENTAEQUIPOS LEASING PERU S.A. | U.S. Dollar [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		8
Enel Generación Perú (formerly named Edegel S.A.A.) | Peru | RENTAEQUIPOS LEASING PERU S.A. | U.S. Dollar [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		23
Enel Generación Perú (formerly named Edegel S.A.A.) | Peru | RENTAEQUIPOS LEASING PERU S.A. | U.S. Dollar [Member] | One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability		34
Enel Generación Perú (formerly named Edegel S.A.A.) | Peru | RENTAEQUIPOS LEASING PERU S.A. | U.S. Dollar [Member] | Two to three years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability		$ 25
EGP Cachoeira Dourada S.A. (formerly named Cachoeira Dourada) [Member] | Brazil | FUNDAÇÃO AMPLA DE SEGURIDADE SOCIAL - BRASILETROS | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	1242.00%	6.30%
Current lease liabilities	$ 48	$ 20
Non-current lease liability	31	18
EGP Cachoeira Dourada S.A. (formerly named Cachoeira Dourada) [Member] | Brazil | FUNDAÇÃO AMPLA DE SEGURIDADE SOCIAL - BRASILETROS | Brazilian Reals [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	12	12
EGP Cachoeira Dourada S.A. (formerly named Cachoeira Dourada) [Member] | Brazil | FUNDAÇÃO AMPLA DE SEGURIDADE SOCIAL - BRASILETROS | Brazilian Reals [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	36	8
EGP Cachoeira Dourada S.A. (formerly named Cachoeira Dourada) [Member] | Brazil | FUNDAÇÃO AMPLA DE SEGURIDADE SOCIAL - BRASILETROS | Brazilian Reals [Member] | One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	$ 31	11
EGP Cachoeira Dourada S.A. (formerly named Cachoeira Dourada) [Member] | Brazil | FUNDAÇÃO AMPLA DE SEGURIDADE SOCIAL - BRASILETROS | Brazilian Reals [Member] | Two to three years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability		$ 7
EGP Cachoeira Dourada S.A. (formerly named Cachoeira Dourada) [Member] | Brazil | FUNDAÇÃO COELCE DE SEGURIDADE SOCIAL - FAELCE | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate		6.04%
Current lease liabilities		$ 4
EGP Cachoeira Dourada S.A. (formerly named Cachoeira Dourada) [Member] | Brazil | FUNDAÇÃO COELCE DE SEGURIDADE SOCIAL - FAELCE | Brazilian Reals [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		1
EGP Cachoeira Dourada S.A. (formerly named Cachoeira Dourada) [Member] | Brazil | FUNDAÇÃO COELCE DE SEGURIDADE SOCIAL - FAELCE | Brazilian Reals [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		$ 3
Enel Brasil S A | Brazil | FUNDAÇÃO AMPLA DE SEGURIDADE SOCIAL - BRASILETROS | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate		6.30%
Current lease liabilities		$ 134
Non-current lease liability		124
Enel Brasil S A | Brazil | FUNDAÇÃO AMPLA DE SEGURIDADE SOCIAL - BRASILETROS | Brazilian Reals [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		79
Enel Brasil S A | Brazil | FUNDAÇÃO AMPLA DE SEGURIDADE SOCIAL - BRASILETROS | Brazilian Reals [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		55
Enel Brasil S A | Brazil | FUNDAÇÃO AMPLA DE SEGURIDADE SOCIAL - BRASILETROS | Brazilian Reals [Member] | One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability		77
Enel Brasil S A | Brazil | FUNDAÇÃO AMPLA DE SEGURIDADE SOCIAL - BRASILETROS | Brazilian Reals [Member] | Two to three years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability		$ 47
Enel Brasil S A | Brazil | FUNDAÇÃO AMPLA DE SEGURIDADE SOCIAL - BRASILETROS | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	1093.00%
Current lease liabilities	$ 36
Non-current lease liability	22
Enel Brasil S A | Brazil | FUNDAÇÃO AMPLA DE SEGURIDADE SOCIAL - BRASILETROS | Brazilian Reals [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	9
Enel Brasil S A | Brazil | FUNDAÇÃO AMPLA DE SEGURIDADE SOCIAL - BRASILETROS | Brazilian Reals [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	27
Enel Brasil S A | Brazil | FUNDAÇÃO AMPLA DE SEGURIDADE SOCIAL - BRASILETROS | Brazilian Reals [Member] | One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	$ 22
Enel Brasil S A | Brazil | FUNDAÇÃO COELCE DE SEGURIDADE SOCIAL - FAELCE | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate		6.04%
Current lease liabilities		$ 33
Enel Brasil S A | Brazil | FUNDAÇÃO COELCE DE SEGURIDADE SOCIAL - FAELCE | Brazilian Reals [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		10
Enel Brasil S A | Brazil | FUNDAÇÃO COELCE DE SEGURIDADE SOCIAL - FAELCE | Brazilian Reals [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		$ 23
Enel Brasil S A | Brazil | COLUNA IMOBILIÁRIA LTDA | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate		9.35%
Current lease liabilities		$ 93
Enel Brasil S A | Brazil | COLUNA IMOBILIÁRIA LTDA | Brazilian Reals [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		87
Enel Brasil S A | Brazil | COLUNA IMOBILIÁRIA LTDA | Brazilian Reals [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		$ 6
Enel Brasil S A | Spain | EL CORTE INGLES | Euros [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate		0.10%
Current lease liabilities		$ 5
Enel Brasil S A | Spain | EL CORTE INGLES | Euros [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		$ 5
Enel X Brasil S.A [Member] | Brazil | FUNDAÇÃO AMPLA DE SEGURIDADE SOCIAL - BRASILETROS | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate		6.30%
Current lease liabilities		$ 32
Non-current lease liability		50
Enel X Brasil S.A [Member] | Brazil | FUNDAÇÃO AMPLA DE SEGURIDADE SOCIAL - BRASILETROS | Brazilian Reals [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		10
Enel X Brasil S.A [Member] | Brazil | FUNDAÇÃO AMPLA DE SEGURIDADE SOCIAL - BRASILETROS | Brazilian Reals [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		22
Enel X Brasil S.A [Member] | Brazil | FUNDAÇÃO AMPLA DE SEGURIDADE SOCIAL - BRASILETROS | Brazilian Reals [Member] | One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability		31
Enel X Brasil S.A [Member] | Brazil | FUNDAÇÃO AMPLA DE SEGURIDADE SOCIAL - BRASILETROS | Brazilian Reals [Member] | Two to three years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability		$ 19
Enel X Brasil S.A [Member] | Brazil | FUNDAÇÃO AMPLA DE SEGURIDADE SOCIAL - BRASILETROS | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	1242.00%
Current lease liabilities	$ 61
Non-current lease liability	38
Enel X Brasil S.A [Member] | Brazil | FUNDAÇÃO AMPLA DE SEGURIDADE SOCIAL - BRASILETROS | Brazilian Reals [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	15
Enel X Brasil S.A [Member] | Brazil | FUNDAÇÃO AMPLA DE SEGURIDADE SOCIAL - BRASILETROS | Brazilian Reals [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	46
Enel X Brasil S.A [Member] | Brazil | FUNDAÇÃO AMPLA DE SEGURIDADE SOCIAL - BRASILETROS | Brazilian Reals [Member] | One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	$ 38
Enel X Brasil S.A [Member] | Brazil | VINICOLA DO VALE DO SÃO FRANCISCO | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	931.00%
Current lease liabilities	$ 17
Non-current lease liability	386
Enel X Brasil S.A [Member] | Brazil | VINICOLA DO VALE DO SÃO FRANCISCO | Brazilian Reals [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	15
Enel X Brasil S.A [Member] | Brazil | VINICOLA DO VALE DO SÃO FRANCISCO | Brazilian Reals [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	2
Enel X Brasil S.A [Member] | Brazil | VINICOLA DO VALE DO SÃO FRANCISCO | Brazilian Reals [Member] | One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	3
Enel X Brasil S.A [Member] | Brazil | VINICOLA DO VALE DO SÃO FRANCISCO | Brazilian Reals [Member] | Two to three years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	4
Enel X Brasil S.A [Member] | Brazil | VINICOLA DO VALE DO SÃO FRANCISCO | Brazilian Reals [Member] | Three to four years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	4
Enel X Brasil S.A [Member] | Brazil | VINICOLA DO VALE DO SÃO FRANCISCO | Brazilian Reals [Member] | Four to five years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	4
Enel X Brasil S.A [Member] | Brazil | VINICOLA DO VALE DO SÃO FRANCISCO | Brazilian Reals [Member] | More than five years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	$ 371
Enel X Brasil S.A [Member] | Brazil | BM LOGÍSTICA S.A. | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	594.00%	5.94%
Current lease liabilities	$ 15	$ 42
Non-current lease liability		17
Enel X Brasil S.A [Member] | Brazil | BM LOGÍSTICA S.A. | Brazilian Reals [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	10	13
Enel X Brasil S.A [Member] | Brazil | BM LOGÍSTICA S.A. | Brazilian Reals [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	$ 5	29
Enel X Brasil S.A [Member] | Brazil | BM LOGÍSTICA S.A. | Brazilian Reals [Member] | One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability		$ 17
Enel X Brasil S.A [Member] | Brazil | VINICOLA DO VALE DO SÃO FRANCISCO | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	1311.00%	13.11%
Current lease liabilities	$ 38	$ 23
Non-current lease liability	138	178
Enel X Brasil S.A [Member] | Brazil | VINICOLA DO VALE DO SÃO FRANCISCO | Brazilian Reals [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	38	23
Enel X Brasil S.A [Member] | Brazil | VINICOLA DO VALE DO SÃO FRANCISCO | Brazilian Reals [Member] | More than five years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	$ 138	$ 178
Enel X Brasil S.A [Member] | Brazil | LM TRANSPORTES INTERESTADUAIS SERVIÇOS E COMÉRCIO S.A. | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	623.00%
Non-current lease liability	$ 8
Enel X Brasil S.A [Member] | Brazil | LM TRANSPORTES INTERESTADUAIS SERVIÇOS E COMÉRCIO S.A. | Brazilian Reals [Member] | One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	3
Enel X Brasil S.A [Member] | Brazil | LM TRANSPORTES INTERESTADUAIS SERVIÇOS E COMÉRCIO S.A. | Brazilian Reals [Member] | Two to three years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	3
Enel X Brasil S.A [Member] | Brazil | LM TRANSPORTES INTERESTADUAIS SERVIÇOS E COMÉRCIO S.A. | Brazilian Reals [Member] | More than five years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	$ 2
Enel X Brasil S.A [Member] | Brazil | LOCALIZA RENT A CAR | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	741.00%
Non-current lease liability	$ 6
Enel X Brasil S.A [Member] | Brazil | LOCALIZA RENT A CAR | Brazilian Reals [Member] | More than five years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	$ 6
Enel X Brasil S.A [Member] | Brazil | PAULO ANDRADE DE SOUZA PINTO FILHO | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate		6.08%
Current lease liabilities		$ 43
Enel X Brasil S.A [Member] | Brazil | PAULO ANDRADE DE SOUZA PINTO FILHO | Brazilian Reals [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		13
Enel X Brasil S.A [Member] | Brazil | PAULO ANDRADE DE SOUZA PINTO FILHO | Brazilian Reals [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		$ 30
Enel X Brasil S.A [Member] | Brazil | PMINAS BRASIL CONSTRUÇÃO CIVIL E SE | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate		8.97%
Current lease liabilities		$ 26
Enel X Brasil S.A [Member] | Brazil | PMINAS BRASIL CONSTRUÇÃO CIVIL E SE | Brazilian Reals [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		$ 26
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | FUNDAÇÃO AMPLA DE SEGURIDADE SOCIAL - BRASILETROS | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate		6.30%
Current lease liabilities		$ 377
Non-current lease liability		403
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | FUNDAÇÃO AMPLA DE SEGURIDADE SOCIAL - BRASILETROS | Brazilian Reals [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		198
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | FUNDAÇÃO AMPLA DE SEGURIDADE SOCIAL - BRASILETROS | Brazilian Reals [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		179
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | FUNDAÇÃO AMPLA DE SEGURIDADE SOCIAL - BRASILETROS | Brazilian Reals [Member] | One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability		250
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | FUNDAÇÃO AMPLA DE SEGURIDADE SOCIAL - BRASILETROS | Brazilian Reals [Member] | Two to three years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability		$ 153
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | INTER EMPRENDIMENTOS IMOBILIARIOS L | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	476.00%	7.11%
Current lease liabilities	$ 15	$ 22
Non-current lease liability	6	26
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | INTER EMPRENDIMENTOS IMOBILIARIOS L | Brazilian Reals [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	4	9
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | INTER EMPRENDIMENTOS IMOBILIARIOS L | Brazilian Reals [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	11	13
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | INTER EMPRENDIMENTOS IMOBILIARIOS L | Brazilian Reals [Member] | One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	$ 6	18
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | INTER EMPRENDIMENTOS IMOBILIARIOS L | Brazilian Reals [Member] | Two to three years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability		$ 8
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | GABRIELA DA SILVA BRAGA | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	242.00%	5.57%
Current lease liabilities	$ 4	$ 7
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | GABRIELA DA SILVA BRAGA | Brazilian Reals [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	3	6
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | GABRIELA DA SILVA BRAGA | Brazilian Reals [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	$ 1	$ 1
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | MAIANA DE FÁTIMA BEZERRA PINHEIRO | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	242.00%	6.04%
Current lease liabilities	$ 5	$ 25
Non-current lease liability		7
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | MAIANA DE FÁTIMA BEZERRA PINHEIRO | Brazilian Reals [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	4	10
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | MAIANA DE FÁTIMA BEZERRA PINHEIRO | Brazilian Reals [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	$ 1	15
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | MAIANA DE FÁTIMA BEZERRA PINHEIRO | Brazilian Reals [Member] | One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability		$ 7
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | SJ ADMINISTRAÇÃO DE IMÓVEIS | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	967.00%	4.01%
Current lease liabilities	$ 1	$ 4
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | SJ ADMINISTRAÇÃO DE IMÓVEIS | Brazilian Reals [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	$ 1	$ 4
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | VALTER FURTADO ADVOGADOS ASSOCIADOS | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	741.00%	4.01%
Current lease liabilities	$ 8	$ 5
Non-current lease liability	11
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | VALTER FURTADO ADVOGADOS ASSOCIADOS | Brazilian Reals [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	2	$ 5
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | VALTER FURTADO ADVOGADOS ASSOCIADOS | Brazilian Reals [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	6
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | VALTER FURTADO ADVOGADOS ASSOCIADOS | Brazilian Reals [Member] | One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	9
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | VALTER FURTADO ADVOGADOS ASSOCIADOS | Brazilian Reals [Member] | Two to three years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	$ 2
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | CARLOS NILBERTO LIMA VENANCIO | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	1001.00%	7.11%
Current lease liabilities	$ 4	$ 7
Non-current lease liability		5
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | CARLOS NILBERTO LIMA VENANCIO | Brazilian Reals [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	1	3
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | CARLOS NILBERTO LIMA VENANCIO | Brazilian Reals [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	$ 3	4
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | CARLOS NILBERTO LIMA VENANCIO | Brazilian Reals [Member] | One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability		$ 5
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | FUNDAÇÃO COELCE DE SEGURIDADE SOCIAL - FAELCE | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	347.00%
Current lease liabilities	$ 45
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | FUNDAÇÃO COELCE DE SEGURIDADE SOCIAL - FAELCE | Brazilian Reals [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	$ 45
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | FUNDAÇÃO AMPLA DE SEGURIDADE SOCIAL - BRASILETROS | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	1093.00%
Current lease liabilities	$ 115
Non-current lease liability	72
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | FUNDAÇÃO AMPLA DE SEGURIDADE SOCIAL - BRASILETROS | Brazilian Reals [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	29
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | FUNDAÇÃO AMPLA DE SEGURIDADE SOCIAL - BRASILETROS | Brazilian Reals [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	86
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | FUNDAÇÃO AMPLA DE SEGURIDADE SOCIAL - BRASILETROS | Brazilian Reals [Member] | One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	$ 72
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | UNIMÓVEIS | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	1001.00%	9.34%
Current lease liabilities	$ 5	$ 4
Non-current lease liability		2
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | UNIMÓVEIS | Brazilian Reals [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	4	2
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | UNIMÓVEIS | Brazilian Reals [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	$ 1	2
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | UNIMÓVEIS | Brazilian Reals [Member] | One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability		$ 2
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | ELUÍSIO SOARES DA SILVA | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	1001.00%	7.11%
Current lease liabilities	$ 1	$ 3
Non-current lease liability		2
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | ELUÍSIO SOARES DA SILVA | Brazilian Reals [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		1
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | ELUÍSIO SOARES DA SILVA | Brazilian Reals [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	$ 1	2
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | ELUÍSIO SOARES DA SILVA | Brazilian Reals [Member] | One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability		$ 2
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | FRANCISCO FELIPE DE SOUSA | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	801.00%	8.01%
Current lease liabilities	$ 3	$ 4
Non-current lease liability	11	18
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | FRANCISCO FELIPE DE SOUSA | Brazilian Reals [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	1	2
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | FRANCISCO FELIPE DE SOUSA | Brazilian Reals [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	2	2
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | FRANCISCO FELIPE DE SOUSA | Brazilian Reals [Member] | One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	3	3
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | FRANCISCO FELIPE DE SOUSA | Brazilian Reals [Member] | Two to three years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	3	4
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | FRANCISCO FELIPE DE SOUSA | Brazilian Reals [Member] | Three to four years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	3	4
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | FRANCISCO FELIPE DE SOUSA | Brazilian Reals [Member] | Four to five years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	$ 2	4
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | FRANCISCO FELIPE DE SOUSA | Brazilian Reals [Member] | More than five years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability		$ 3
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | F OLIVEIRA CORRETOR | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	693.00%	8.36%
Current lease liabilities	$ 8	$ 11
Non-current lease liability	19	42
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | F OLIVEIRA CORRETOR | Brazilian Reals [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	2	5
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | F OLIVEIRA CORRETOR | Brazilian Reals [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	6	6
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | F OLIVEIRA CORRETOR | Brazilian Reals [Member] | One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	8	8
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | F OLIVEIRA CORRETOR | Brazilian Reals [Member] | Two to three years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	8	9
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | F OLIVEIRA CORRETOR | Brazilian Reals [Member] | Three to four years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	$ 3	10
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | F OLIVEIRA CORRETOR | Brazilian Reals [Member] | Four to five years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability		11
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | F OLIVEIRA CORRETOR | Brazilian Reals [Member] | More than five years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability		$ 4
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | FRANCISCO DE ASSIS ROCHA RODRIGUES | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	693.00%	8.43%
Current lease liabilities	$ 8	$ 12
Non-current lease liability	18	32
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | FRANCISCO DE ASSIS ROCHA RODRIGUES | Brazilian Reals [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	2	5
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | FRANCISCO DE ASSIS ROCHA RODRIGUES | Brazilian Reals [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	6	7
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | FRANCISCO DE ASSIS ROCHA RODRIGUES | Brazilian Reals [Member] | One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	8	10
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | FRANCISCO DE ASSIS ROCHA RODRIGUES | Brazilian Reals [Member] | Two to three years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	9	10
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | FRANCISCO DE ASSIS ROCHA RODRIGUES | Brazilian Reals [Member] | Three to four years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	$ 1	11
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | FRANCISCO DE ASSIS ROCHA RODRIGUES | Brazilian Reals [Member] | Four to five years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability		$ 1
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | MADELINE CORDEIRO CAVALCANTE | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	831.00%	12.71%
Current lease liabilities	$ 3	$ 3
Non-current lease liability	26	22
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | MADELINE CORDEIRO CAVALCANTE | Brazilian Reals [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	1	2
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | MADELINE CORDEIRO CAVALCANTE | Brazilian Reals [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	2	1
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | MADELINE CORDEIRO CAVALCANTE | Brazilian Reals [Member] | One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	3	2
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | MADELINE CORDEIRO CAVALCANTE | Brazilian Reals [Member] | Two to three years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	3	2
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | MADELINE CORDEIRO CAVALCANTE | Brazilian Reals [Member] | Three to four years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	4	2
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | MADELINE CORDEIRO CAVALCANTE | Brazilian Reals [Member] | Four to five years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	4	3
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | MADELINE CORDEIRO CAVALCANTE | Brazilian Reals [Member] | More than five years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	$ 12	$ 13
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | MARIA OTACIANA NOGUEIRA CASTRO | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	583.00%	8.01%
Current lease liabilities	$ 4	$ 4
Non-current lease liability	2	19
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | MARIA OTACIANA NOGUEIRA CASTRO | Brazilian Reals [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	1	2
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | MARIA OTACIANA NOGUEIRA CASTRO | Brazilian Reals [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	3	2
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | MARIA OTACIANA NOGUEIRA CASTRO | Brazilian Reals [Member] | One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	$ 2	4
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | MARIA OTACIANA NOGUEIRA CASTRO | Brazilian Reals [Member] | Two to three years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability		4
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | MARIA OTACIANA NOGUEIRA CASTRO | Brazilian Reals [Member] | Three to four years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability		4
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | MARIA OTACIANA NOGUEIRA CASTRO | Brazilian Reals [Member] | Four to five years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability		4
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | MARIA OTACIANA NOGUEIRA CASTRO | Brazilian Reals [Member] | More than five years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability		$ 3
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | MARIA DAS GRACAS TIMBO D MARTINS | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	775.00%	9.56%
Current lease liabilities	$ 2	$ 2
Non-current lease liability	19	24
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | MARIA DAS GRACAS TIMBO D MARTINS | Brazilian Reals [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	1	1
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | MARIA DAS GRACAS TIMBO D MARTINS | Brazilian Reals [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	1	1
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | MARIA DAS GRACAS TIMBO D MARTINS | Brazilian Reals [Member] | One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	1	1
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | MARIA DAS GRACAS TIMBO D MARTINS | Brazilian Reals [Member] | Two to three years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	1	1
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | MARIA DAS GRACAS TIMBO D MARTINS | Brazilian Reals [Member] | Three to four years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	2	2
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | MARIA DAS GRACAS TIMBO D MARTINS | Brazilian Reals [Member] | Four to five years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	2	2
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | MARIA DAS GRACAS TIMBO D MARTINS | Brazilian Reals [Member] | More than five years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	$ 13	$ 18
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | FRANCISCO CANUTO LINS | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	1251.00%	12.51%
Current lease liabilities	$ 4	$ 7
Non-current lease liability	30	44
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | FRANCISCO CANUTO LINS | Brazilian Reals [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	1	4
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | FRANCISCO CANUTO LINS | Brazilian Reals [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	3	3
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | FRANCISCO CANUTO LINS | Brazilian Reals [Member] | One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	4	5
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | FRANCISCO CANUTO LINS | Brazilian Reals [Member] | Two to three years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	4	5
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | FRANCISCO CANUTO LINS | Brazilian Reals [Member] | Three to four years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	5	6
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | FRANCISCO CANUTO LINS | Brazilian Reals [Member] | Four to five years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	6	6
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | FRANCISCO CANUTO LINS | Brazilian Reals [Member] | More than five years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	$ 11	$ 22
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | LUIZA MARTINS CAVALCANTI | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	648.00%	6.30%
Current lease liabilities	$ 3	$ 4
Non-current lease liability	2	5
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | LUIZA MARTINS CAVALCANTI | Brazilian Reals [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	1	2
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | LUIZA MARTINS CAVALCANTI | Brazilian Reals [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	2	2
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | LUIZA MARTINS CAVALCANTI | Brazilian Reals [Member] | One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	$ 2	3
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | LUIZA MARTINS CAVALCANTI | Brazilian Reals [Member] | Two to three years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability		$ 2
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | S.M. ALVES MOURA-ME | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	591.00%	6.30%
Current lease liabilities	$ 5	$ 8
Non-current lease liability	4	10
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | S.M. ALVES MOURA-ME | Brazilian Reals [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	1	3
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | S.M. ALVES MOURA-ME | Brazilian Reals [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	4	5
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | S.M. ALVES MOURA-ME | Brazilian Reals [Member] | One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	$ 4	6
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | S.M. ALVES MOURA-ME | Brazilian Reals [Member] | Two to three years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability		$ 4
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | BERTRANS BERTOTTI TRANSPORTES DE CARGAS SECAS | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	444.00%	9.89%
Current lease liabilities	$ 256	$ 168
Non-current lease liability		142
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | BERTRANS BERTOTTI TRANSPORTES DE CARGAS SECAS | Brazilian Reals [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	171	70
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | BERTRANS BERTOTTI TRANSPORTES DE CARGAS SECAS | Brazilian Reals [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	$ 85	98
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | BERTRANS BERTOTTI TRANSPORTES DE CARGAS SECAS | Brazilian Reals [Member] | One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability		$ 142
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | CLAUDIO SEBASTIÃO DE LIMA | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	537.00%
Current lease liabilities	$ 3
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | CLAUDIO SEBASTIÃO DE LIMA | Brazilian Reals [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	1
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | CLAUDIO SEBASTIÃO DE LIMA | Brazilian Reals [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	$ 2
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | SOLI EMPREENDIMENTOS E CONSTRUÇÕES LTDA | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	583.00%
Current lease liabilities	$ 60
Non-current lease liability	28
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | SOLI EMPREENDIMENTOS E CONSTRUÇÕES LTDA | Brazilian Reals [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	38
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | SOLI EMPREENDIMENTOS E CONSTRUÇÕES LTDA | Brazilian Reals [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	22
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | SOLI EMPREENDIMENTOS E CONSTRUÇÕES LTDA | Brazilian Reals [Member] | One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	$ 28
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | EXPEDITO ARAGÃO PONTES | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	678.00%
Current lease liabilities	$ 4
Non-current lease liability	6
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | EXPEDITO ARAGÃO PONTES | Brazilian Reals [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	1
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | EXPEDITO ARAGÃO PONTES | Brazilian Reals [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	3
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | EXPEDITO ARAGÃO PONTES | Brazilian Reals [Member] | One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	4
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | EXPEDITO ARAGÃO PONTES | Brazilian Reals [Member] | Two to three years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	$ 2
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | FUNDAÇÃO COELCE DE SEGURIDADE SOCIAL - FAELCE | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate		6.08%
Current lease liabilities		$ 678
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | FUNDAÇÃO COELCE DE SEGURIDADE SOCIAL - FAELCE | Brazilian Reals [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		168
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | FUNDAÇÃO COELCE DE SEGURIDADE SOCIAL - FAELCE | Brazilian Reals [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		$ 510
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | FUNDAÇÃO COELCE DE SEGURIDADE SOCIAL - FAELCE | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate		6.08%
Current lease liabilities		$ 44
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | FUNDAÇÃO COELCE DE SEGURIDADE SOCIAL - FAELCE | Brazilian Reals [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		11
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | FUNDAÇÃO COELCE DE SEGURIDADE SOCIAL - FAELCE | Brazilian Reals [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		$ 33
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | FUNDAÇÃO COELCE DE SEGURIDADE SOCIAL - FAELCE | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate		6.08%
Current lease liabilities		$ 22
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | FUNDAÇÃO COELCE DE SEGURIDADE SOCIAL - FAELCE | Brazilian Reals [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		5
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | FUNDAÇÃO COELCE DE SEGURIDADE SOCIAL - FAELCE | Brazilian Reals [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		$ 17
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | VALDERLI LIMA CARDOSO | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate		4.77%
Current lease liabilities		$ 3
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | VALDERLI LIMA CARDOSO | Brazilian Reals [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		2
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | VALDERLI LIMA CARDOSO | Brazilian Reals [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		$ 1
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | EXPEDITO FILHO XIMENES CARNEIRO | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate		6.08%
Current lease liabilities		$ 16
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | EXPEDITO FILHO XIMENES CARNEIRO | Brazilian Reals [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		7
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | EXPEDITO FILHO XIMENES CARNEIRO | Brazilian Reals [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		$ 9
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | FUNTELC - FUND. TELEDUCAÇÃO - CE | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate		6.08%
Current lease liabilities		$ 28
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | FUNTELC - FUND. TELEDUCAÇÃO - CE | Brazilian Reals [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		21
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | FUNTELC - FUND. TELEDUCAÇÃO - CE | Brazilian Reals [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		$ 7
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | TELEVISAO VERDES MARES LTDA | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate		4.01%
Current lease liabilities		$ 10
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | TELEVISAO VERDES MARES LTDA | Brazilian Reals [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		9
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | TELEVISAO VERDES MARES LTDA | Brazilian Reals [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		$ 1
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | LOK MOTORS | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate		8.97%
Current lease liabilities		$ 139
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | LOK MOTORS | Brazilian Reals [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		71
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | LOK MOTORS | Brazilian Reals [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		$ 68
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | FUNDAÇÃO COELCE DE SEGURIDADE SOCIAL - FAELCE | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate		6.08%
Current lease liabilities		$ 118
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | FUNDAÇÃO COELCE DE SEGURIDADE SOCIAL - FAELCE | Brazilian Reals [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		29
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | FUNDAÇÃO COELCE DE SEGURIDADE SOCIAL - FAELCE | Brazilian Reals [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		$ 89
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | FUNDAÇÃO COELCE DE SEGURIDADE SOCIAL - FAELCE | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate		6.08%
Current lease liabilities		$ 34
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | FUNDAÇÃO COELCE DE SEGURIDADE SOCIAL - FAELCE | Brazilian Reals [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		8
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | FUNDAÇÃO COELCE DE SEGURIDADE SOCIAL - FAELCE | Brazilian Reals [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		$ 26
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | FUNDAÇÃO COELCE DE SEGURIDADE SOCIAL - FAELCE | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate		6.08%
Current lease liabilities		$ 37
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | FUNDAÇÃO COELCE DE SEGURIDADE SOCIAL - FAELCE | Brazilian Reals [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		9
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | FUNDAÇÃO COELCE DE SEGURIDADE SOCIAL - FAELCE | Brazilian Reals [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		$ 28
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | FUNDAÇÃO COELCE DE SEGURIDADE SOCIAL - FAELCE | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate		6.08%
Current lease liabilities		$ 17
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | FUNDAÇÃO COELCE DE SEGURIDADE SOCIAL - FAELCE | Brazilian Reals [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		4
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | FUNDAÇÃO COELCE DE SEGURIDADE SOCIAL - FAELCE | Brazilian Reals [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		$ 13
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | FUNDAÇÃO COELCE DE SEGURIDADE SOCIAL - FAELCE | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate		6.08%
Current lease liabilities		$ 12
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | FUNDAÇÃO COELCE DE SEGURIDADE SOCIAL - FAELCE | Brazilian Reals [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		3
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | FUNDAÇÃO COELCE DE SEGURIDADE SOCIAL - FAELCE | Brazilian Reals [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		$ 9
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | FUNDAÇÃO COELCE DE SEGURIDADE SOCIAL - FAELCE | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate		6.08%
Current lease liabilities		$ 45
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | FUNDAÇÃO COELCE DE SEGURIDADE SOCIAL - FAELCE | Brazilian Reals [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		37
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | FUNDAÇÃO COELCE DE SEGURIDADE SOCIAL - FAELCE | Brazilian Reals [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		$ 8
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | PRIME PLUS LOCACAO VEICULOS E TRANS | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate		8.97%
Current lease liabilities		$ 56
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | PRIME PLUS LOCACAO VEICULOS E TRANS | Brazilian Reals [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		48
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | PRIME PLUS LOCACAO VEICULOS E TRANS | Brazilian Reals [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		$ 8
Enel Cien S.A. [Member] | Brazil | FUNDAÇÃO AMPLA DE SEGURIDADE SOCIAL - BRASILETROS | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate		6.30%
Current lease liabilities		$ 40
Non-current lease liability		40
Enel Cien S.A. [Member] | Brazil | FUNDAÇÃO AMPLA DE SEGURIDADE SOCIAL - BRASILETROS | Brazilian Reals [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		22
Enel Cien S.A. [Member] | Brazil | FUNDAÇÃO AMPLA DE SEGURIDADE SOCIAL - BRASILETROS | Brazilian Reals [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		18
Enel Cien S.A. [Member] | Brazil | FUNDAÇÃO AMPLA DE SEGURIDADE SOCIAL - BRASILETROS | Brazilian Reals [Member] | One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability		25
Enel Cien S.A. [Member] | Brazil | FUNDAÇÃO AMPLA DE SEGURIDADE SOCIAL - BRASILETROS | Brazilian Reals [Member] | Two to three years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability		$ 15
Enel Cien S.A. [Member] | Brazil | FUNDAÇÃO COELCE DE SEGURIDADE SOCIAL - FAELCE | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	466.00%
Current lease liabilities	$ 13
Enel Cien S.A. [Member] | Brazil | FUNDAÇÃO COELCE DE SEGURIDADE SOCIAL - FAELCE | Brazilian Reals [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	$ 13
Enel Cien S.A. [Member] | Brazil | FUNDAÇÃO AMPLA DE SEGURIDADE SOCIAL - BRASILETROS | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	1242.00%
Current lease liabilities	$ 11
Non-current lease liability	7
Enel Cien S.A. [Member] | Brazil | FUNDAÇÃO AMPLA DE SEGURIDADE SOCIAL - BRASILETROS | Brazilian Reals [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	3
Enel Cien S.A. [Member] | Brazil | FUNDAÇÃO AMPLA DE SEGURIDADE SOCIAL - BRASILETROS | Brazilian Reals [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	8
Enel Cien S.A. [Member] | Brazil | FUNDAÇÃO AMPLA DE SEGURIDADE SOCIAL - BRASILETROS | Brazilian Reals [Member] | One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	$ 7
Enel Cien S.A. [Member] | Brazil | ELETROSUL CENTRAIS ELETRICAS S.A. | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	650.00%	5.81%
Current lease liabilities	$ 16	$ 13
Non-current lease liability	4
Enel Cien S.A. [Member] | Brazil | ELETROSUL CENTRAIS ELETRICAS S.A. | Brazilian Reals [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	11	5
Enel Cien S.A. [Member] | Brazil | ELETROSUL CENTRAIS ELETRICAS S.A. | Brazilian Reals [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	5	$ 8
Enel Cien S.A. [Member] | Brazil | ELETROSUL CENTRAIS ELETRICAS S.A. | Brazilian Reals [Member] | One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	$ 4
Enel Cien S.A. [Member] | Brazil | FUNDAÇÃO COELCE DE SEGURIDADE SOCIAL - FAELCE | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate		6.08%
Current lease liabilities		$ 10
Enel Cien S.A. [Member] | Brazil | FUNDAÇÃO COELCE DE SEGURIDADE SOCIAL - FAELCE | Brazilian Reals [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		2
Enel Cien S.A. [Member] | Brazil | FUNDAÇÃO COELCE DE SEGURIDADE SOCIAL - FAELCE | Brazilian Reals [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		$ 8
Enel Cien S.A. [Member] | Brazil | ELETROSUL CENTRAIS ELETRICAS S.A. | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate		6.50%
Current lease liabilities		$ 10
Non-current lease liability		13
Enel Cien S.A. [Member] | Brazil | ELETROSUL CENTRAIS ELETRICAS S.A. | Brazilian Reals [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		4
Enel Cien S.A. [Member] | Brazil | ELETROSUL CENTRAIS ELETRICAS S.A. | Brazilian Reals [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		6
Enel Cien S.A. [Member] | Brazil | ELETROSUL CENTRAIS ELETRICAS S.A. | Brazilian Reals [Member] | One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability		8
Enel Cien S.A. [Member] | Brazil | ELETROSUL CENTRAIS ELETRICAS S.A. | Brazilian Reals [Member] | Two to three years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability		$ 5
Enel Distribución Rio S.A. (formerly Ampla Energía S.A.) | Brazil | FUNDAÇÃO AMPLA DE SEGURIDADE SOCIAL - BRASILETROS | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate		6.30%
Current lease liabilities		$ 815
Non-current lease liability		1,246
Enel Distribución Rio S.A. (formerly Ampla Energía S.A.) | Brazil | FUNDAÇÃO AMPLA DE SEGURIDADE SOCIAL - BRASILETROS | Brazilian Reals [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		265
Enel Distribución Rio S.A. (formerly Ampla Energía S.A.) | Brazil | FUNDAÇÃO AMPLA DE SEGURIDADE SOCIAL - BRASILETROS | Brazilian Reals [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		550
Enel Distribución Rio S.A. (formerly Ampla Energía S.A.) | Brazil | FUNDAÇÃO AMPLA DE SEGURIDADE SOCIAL - BRASILETROS | Brazilian Reals [Member] | One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability		773
Enel Distribución Rio S.A. (formerly Ampla Energía S.A.) | Brazil | FUNDAÇÃO AMPLA DE SEGURIDADE SOCIAL - BRASILETROS | Brazilian Reals [Member] | Two to three years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability		$ 473
Enel Distribución Rio S.A. (formerly Ampla Energía S.A.) | Brazil | VINÍCIUS ANJOS DE SOUZA | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	855.00%	10.55%
Current lease liabilities	$ 21	$ 25
Non-current lease liability	130	177
Enel Distribución Rio S.A. (formerly Ampla Energía S.A.) | Brazil | VINÍCIUS ANJOS DE SOUZA | Brazilian Reals [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	6	10
Enel Distribución Rio S.A. (formerly Ampla Energía S.A.) | Brazil | VINÍCIUS ANJOS DE SOUZA | Brazilian Reals [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	15	15
Enel Distribución Rio S.A. (formerly Ampla Energía S.A.) | Brazil | VINÍCIUS ANJOS DE SOUZA | Brazilian Reals [Member] | One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	22	23
Enel Distribución Rio S.A. (formerly Ampla Energía S.A.) | Brazil | VINÍCIUS ANJOS DE SOUZA | Brazilian Reals [Member] | Two to three years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	24	25
Enel Distribución Rio S.A. (formerly Ampla Energía S.A.) | Brazil | VINÍCIUS ANJOS DE SOUZA | Brazilian Reals [Member] | Three to four years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	26	28
Enel Distribución Rio S.A. (formerly Ampla Energía S.A.) | Brazil | VINÍCIUS ANJOS DE SOUZA | Brazilian Reals [Member] | Four to five years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	28	30
Enel Distribución Rio S.A. (formerly Ampla Energía S.A.) | Brazil | VINÍCIUS ANJOS DE SOUZA | Brazilian Reals [Member] | More than five years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	$ 30	$ 71
Enel Distribución Rio S.A. (formerly Ampla Energía S.A.) | Brazil | MAURÍCIO MANHÃE DE LIMA | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	530.00%	7.11%
Current lease liabilities	$ 34	$ 41
Non-current lease liability		40
Enel Distribución Rio S.A. (formerly Ampla Energía S.A.) | Brazil | MAURÍCIO MANHÃE DE LIMA | Brazilian Reals [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	10	13
Enel Distribución Rio S.A. (formerly Ampla Energía S.A.) | Brazil | MAURÍCIO MANHÃE DE LIMA | Brazilian Reals [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	$ 24	28
Enel Distribución Rio S.A. (formerly Ampla Energía S.A.) | Brazil | MAURÍCIO MANHÃE DE LIMA | Brazilian Reals [Member] | One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability		$ 40
Enel Distribución Rio S.A. (formerly Ampla Energía S.A.) | Brazil | MOACYR JOSÉ DA CRUZ | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	534.00%	5.34%
Current lease liabilities	$ 40	$ 121
Non-current lease liability		52
Enel Distribución Rio S.A. (formerly Ampla Energía S.A.) | Brazil | MOACYR JOSÉ DA CRUZ | Brazilian Reals [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	24	30
Enel Distribución Rio S.A. (formerly Ampla Energía S.A.) | Brazil | MOACYR JOSÉ DA CRUZ | Brazilian Reals [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	$ 16	91
Enel Distribución Rio S.A. (formerly Ampla Energía S.A.) | Brazil | MOACYR JOSÉ DA CRUZ | Brazilian Reals [Member] | One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability		$ 52
Enel Distribución Rio S.A. (formerly Ampla Energía S.A.) | Brazil | PAULO ALBERTO SILVA DE ANDRADE | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	1001.00%
Current lease liabilities	$ 17
Non-current lease liability	4
Enel Distribución Rio S.A. (formerly Ampla Energía S.A.) | Brazil | PAULO ALBERTO SILVA DE ANDRADE | Brazilian Reals [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	4
Enel Distribución Rio S.A. (formerly Ampla Energía S.A.) | Brazil | PAULO ALBERTO SILVA DE ANDRADE | Brazilian Reals [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	13
Enel Distribución Rio S.A. (formerly Ampla Energía S.A.) | Brazil | PAULO ALBERTO SILVA DE ANDRADE | Brazilian Reals [Member] | One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	$ 4
Enel Distribución Rio S.A. (formerly Ampla Energía S.A.) | Brazil | JOSÉ CLAUDIO MACHADO | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	989.00%	9.89%
Current lease liabilities	$ 4	$ 5
Non-current lease liability	2	7
Enel Distribución Rio S.A. (formerly Ampla Energía S.A.) | Brazil | JOSÉ CLAUDIO MACHADO | Brazilian Reals [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	1	2
Enel Distribución Rio S.A. (formerly Ampla Energía S.A.) | Brazil | JOSÉ CLAUDIO MACHADO | Brazilian Reals [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	3	3
Enel Distribución Rio S.A. (formerly Ampla Energía S.A.) | Brazil | JOSÉ CLAUDIO MACHADO | Brazilian Reals [Member] | One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	$ 2	4
Enel Distribución Rio S.A. (formerly Ampla Energía S.A.) | Brazil | JOSÉ CLAUDIO MACHADO | Brazilian Reals [Member] | Two to three years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability		$ 3
Enel Distribución Rio S.A. (formerly Ampla Energía S.A.) | Brazil | OLIVER DA SILVA BARRETO | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	967.00%	5.57%
Current lease liabilities	$ 1	$ 3
Enel Distribución Rio S.A. (formerly Ampla Energía S.A.) | Brazil | OLIVER DA SILVA BARRETO | Brazilian Reals [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	$ 1	$ 3
Enel Distribución Rio S.A. (formerly Ampla Energía S.A.) | Brazil | MAURO JOSÉ RODRIGUES FELGA | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	1178.00%	10.55%
Current lease liabilities	$ 13	$ 18
Non-current lease liability	81	115
Enel Distribución Rio S.A. (formerly Ampla Energía S.A.) | Brazil | MAURO JOSÉ RODRIGUES FELGA | Brazilian Reals [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	4	8
Enel Distribución Rio S.A. (formerly Ampla Energía S.A.) | Brazil | MAURO JOSÉ RODRIGUES FELGA | Brazilian Reals [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	9	10
Enel Distribución Rio S.A. (formerly Ampla Energía S.A.) | Brazil | MAURO JOSÉ RODRIGUES FELGA | Brazilian Reals [Member] | One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	13	15
Enel Distribución Rio S.A. (formerly Ampla Energía S.A.) | Brazil | MAURO JOSÉ RODRIGUES FELGA | Brazilian Reals [Member] | Two to three years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	14	16
Enel Distribución Rio S.A. (formerly Ampla Energía S.A.) | Brazil | MAURO JOSÉ RODRIGUES FELGA | Brazilian Reals [Member] | Three to four years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	16	18
Enel Distribución Rio S.A. (formerly Ampla Energía S.A.) | Brazil | MAURO JOSÉ RODRIGUES FELGA | Brazilian Reals [Member] | Four to five years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	18	20
Enel Distribución Rio S.A. (formerly Ampla Energía S.A.) | Brazil | MAURO JOSÉ RODRIGUES FELGA | Brazilian Reals [Member] | More than five years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	$ 20	$ 46
Enel Distribución Rio S.A. (formerly Ampla Energía S.A.) | Brazil | FUNDAÇÃO COELCE DE SEGURIDADE SOCIAL - FAELCE | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	347.00%
Current lease liabilities	$ 140
Enel Distribución Rio S.A. (formerly Ampla Energía S.A.) | Brazil | FUNDAÇÃO COELCE DE SEGURIDADE SOCIAL - FAELCE | Brazilian Reals [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	$ 140
Enel Distribución Rio S.A. (formerly Ampla Energía S.A.) | Brazil | FUNDAÇÃO AMPLA DE SEGURIDADE SOCIAL - BRASILETROS | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	1093.00%
Current lease liabilities	$ 665
Non-current lease liability	415
Enel Distribución Rio S.A. (formerly Ampla Energía S.A.) | Brazil | FUNDAÇÃO AMPLA DE SEGURIDADE SOCIAL - BRASILETROS | Brazilian Reals [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	167
Enel Distribución Rio S.A. (formerly Ampla Energía S.A.) | Brazil | FUNDAÇÃO AMPLA DE SEGURIDADE SOCIAL - BRASILETROS | Brazilian Reals [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	498
Enel Distribución Rio S.A. (formerly Ampla Energía S.A.) | Brazil | FUNDAÇÃO AMPLA DE SEGURIDADE SOCIAL - BRASILETROS | Brazilian Reals [Member] | One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	$ 415
Enel Distribución Rio S.A. (formerly Ampla Energía S.A.) | Brazil | MARILENE DAFLON JAPOR TORRES | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	476.00%	9.89%
Current lease liabilities	$ 9	$ 11
Non-current lease liability	3	14
Enel Distribución Rio S.A. (formerly Ampla Energía S.A.) | Brazil | MARILENE DAFLON JAPOR TORRES | Brazilian Reals [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	2	4
Enel Distribución Rio S.A. (formerly Ampla Energía S.A.) | Brazil | MARILENE DAFLON JAPOR TORRES | Brazilian Reals [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	7	7
Enel Distribución Rio S.A. (formerly Ampla Energía S.A.) | Brazil | MARILENE DAFLON JAPOR TORRES | Brazilian Reals [Member] | One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	$ 3	10
Enel Distribución Rio S.A. (formerly Ampla Energía S.A.) | Brazil | MARILENE DAFLON JAPOR TORRES | Brazilian Reals [Member] | Two to three years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability		$ 4
Enel Distribución Rio S.A. (formerly Ampla Energía S.A.) | Brazil | FUNDO DE INVESTIMENTO IMOBILIÁRIO PATRIMONIAL III | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	854.00%	8.54%
Current lease liabilities	$ 1,851	$ 1,399
Non-current lease liability	4,280	6,380
Enel Distribución Rio S.A. (formerly Ampla Energía S.A.) | Brazil | FUNDO DE INVESTIMENTO IMOBILIÁRIO PATRIMONIAL III | Brazilian Reals [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	1,851	1,399
Enel Distribución Rio S.A. (formerly Ampla Energía S.A.) | Brazil | FUNDO DE INVESTIMENTO IMOBILIÁRIO PATRIMONIAL III | Brazilian Reals [Member] | One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	717	853
Enel Distribución Rio S.A. (formerly Ampla Energía S.A.) | Brazil | FUNDO DE INVESTIMENTO IMOBILIÁRIO PATRIMONIAL III | Brazilian Reals [Member] | Two to three years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	778	925
Enel Distribución Rio S.A. (formerly Ampla Energía S.A.) | Brazil | FUNDO DE INVESTIMENTO IMOBILIÁRIO PATRIMONIAL III | Brazilian Reals [Member] | Three to four years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	844	1,005
Enel Distribución Rio S.A. (formerly Ampla Energía S.A.) | Brazil | FUNDO DE INVESTIMENTO IMOBILIÁRIO PATRIMONIAL III | Brazilian Reals [Member] | Four to five years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	919	1,090
Enel Distribución Rio S.A. (formerly Ampla Energía S.A.) | Brazil | FUNDO DE INVESTIMENTO IMOBILIÁRIO PATRIMONIAL III | Brazilian Reals [Member] | More than five years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	$ 1,022	$ 2,507
Enel Distribución Rio S.A. (formerly Ampla Energía S.A.) | Brazil | LIGIA RIBEIRO GARCIA DE REZENDE | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	1032.00%	10.32%
Current lease liabilities	$ 3	$ 4
Non-current lease liability	5	10
Enel Distribución Rio S.A. (formerly Ampla Energía S.A.) | Brazil | LIGIA RIBEIRO GARCIA DE REZENDE | Brazilian Reals [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	1	2
Enel Distribución Rio S.A. (formerly Ampla Energía S.A.) | Brazil | LIGIA RIBEIRO GARCIA DE REZENDE | Brazilian Reals [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	2	2
Enel Distribución Rio S.A. (formerly Ampla Energía S.A.) | Brazil | LIGIA RIBEIRO GARCIA DE REZENDE | Brazilian Reals [Member] | One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	3	3
Enel Distribución Rio S.A. (formerly Ampla Energía S.A.) | Brazil | LIGIA RIBEIRO GARCIA DE REZENDE | Brazilian Reals [Member] | Two to three years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	$ 2	4
Enel Distribución Rio S.A. (formerly Ampla Energía S.A.) | Brazil | LIGIA RIBEIRO GARCIA DE REZENDE | Brazilian Reals [Member] | Three to four years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability		$ 3
Enel Distribución Rio S.A. (formerly Ampla Energía S.A.) | Brazil | LUIZ ANTONIO SIQUEIRA GONÇALVES | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	1001.00%	7.11%
Current lease liabilities	$ 9	$ 9
Non-current lease liability		8
Enel Distribución Rio S.A. (formerly Ampla Energía S.A.) | Brazil | LUIZ ANTONIO SIQUEIRA GONÇALVES | Brazilian Reals [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	4	3
Enel Distribución Rio S.A. (formerly Ampla Energía S.A.) | Brazil | LUIZ ANTONIO SIQUEIRA GONÇALVES | Brazilian Reals [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	$ 5	6
Enel Distribución Rio S.A. (formerly Ampla Energía S.A.) | Brazil | LUIZ ANTONIO SIQUEIRA GONÇALVES | Brazilian Reals [Member] | One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability		$ 8
Enel Distribución Rio S.A. (formerly Ampla Energía S.A.) | Brazil | CONSÓRCIO GDA SERVIÇOS DE TRANSPOR | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	897.00%	8.97%
Current lease liabilities	$ 7	$ 401
Enel Distribución Rio S.A. (formerly Ampla Energía S.A.) | Brazil | CONSÓRCIO GDA SERVIÇOS DE TRANSPOR | Brazilian Reals [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	$ 7	184
Enel Distribución Rio S.A. (formerly Ampla Energía S.A.) | Brazil | CONSÓRCIO GDA SERVIÇOS DE TRANSPOR | Brazilian Reals [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		$ 217
Enel Distribución Rio S.A. (formerly Ampla Energía S.A.) | Brazil | JOSUÉ COUTO DE OLIVEIRA | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	711.00%	7.11%
Current lease liabilities	$ 3	$ 3
Non-current lease liability		4
Enel Distribución Rio S.A. (formerly Ampla Energía S.A.) | Brazil | JOSUÉ COUTO DE OLIVEIRA | Brazilian Reals [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	1	1
Enel Distribución Rio S.A. (formerly Ampla Energía S.A.) | Brazil | JOSUÉ COUTO DE OLIVEIRA | Brazilian Reals [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	$ 2	2
Enel Distribución Rio S.A. (formerly Ampla Energía S.A.) | Brazil | JOSUÉ COUTO DE OLIVEIRA | Brazilian Reals [Member] | One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability		3
Enel Distribución Rio S.A. (formerly Ampla Energía S.A.) | Brazil | JOSUÉ COUTO DE OLIVEIRA | Brazilian Reals [Member] | Two to three years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability		$ 1
Enel Distribución Rio S.A. (formerly Ampla Energía S.A.) | Brazil | ALOYSIO DOS SANTOS ERTHAL | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	730.00%	7.30%
Current lease liabilities	$ 2	$ 3
Non-current lease liability	5	8
Enel Distribución Rio S.A. (formerly Ampla Energía S.A.) | Brazil | ALOYSIO DOS SANTOS ERTHAL | Brazilian Reals [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	1	1
Enel Distribución Rio S.A. (formerly Ampla Energía S.A.) | Brazil | ALOYSIO DOS SANTOS ERTHAL | Brazilian Reals [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	1	2
Enel Distribución Rio S.A. (formerly Ampla Energía S.A.) | Brazil | ALOYSIO DOS SANTOS ERTHAL | Brazilian Reals [Member] | One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	2	2
Enel Distribución Rio S.A. (formerly Ampla Energía S.A.) | Brazil | ALOYSIO DOS SANTOS ERTHAL | Brazilian Reals [Member] | Two to three years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	2	2
Enel Distribución Rio S.A. (formerly Ampla Energía S.A.) | Brazil | ALOYSIO DOS SANTOS ERTHAL | Brazilian Reals [Member] | Three to four years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	$ 1	3
Enel Distribución Rio S.A. (formerly Ampla Energía S.A.) | Brazil | ALOYSIO DOS SANTOS ERTHAL | Brazilian Reals [Member] | Four to five years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability		$ 1
Enel Distribución Rio S.A. (formerly Ampla Energía S.A.) | Brazil | MIGUEL GUERREIRO MARTINS | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	630.00%	6.30%
Current lease liabilities	$ 5	$ 8
Non-current lease liability	1	9
Enel Distribución Rio S.A. (formerly Ampla Energía S.A.) | Brazil | MIGUEL GUERREIRO MARTINS | Brazilian Reals [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	1	3
Enel Distribución Rio S.A. (formerly Ampla Energía S.A.) | Brazil | MIGUEL GUERREIRO MARTINS | Brazilian Reals [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	4	5
Enel Distribución Rio S.A. (formerly Ampla Energía S.A.) | Brazil | MIGUEL GUERREIRO MARTINS | Brazilian Reals [Member] | One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	$ 1	7
Enel Distribución Rio S.A. (formerly Ampla Energía S.A.) | Brazil | MIGUEL GUERREIRO MARTINS | Brazilian Reals [Member] | Two to three years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability		$ 2
Enel Distribución Rio S.A. (formerly Ampla Energía S.A.) | Brazil | NITERÓI EMPRESA DE LAZER E TURISMO S/A | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	1294.00%	12.94%
Current lease liabilities	$ 17	$ 4
Non-current lease liability	35	50
Enel Distribución Rio S.A. (formerly Ampla Energía S.A.) | Brazil | NITERÓI EMPRESA DE LAZER E TURISMO S/A | Brazilian Reals [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	15	2
Enel Distribución Rio S.A. (formerly Ampla Energía S.A.) | Brazil | NITERÓI EMPRESA DE LAZER E TURISMO S/A | Brazilian Reals [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	2	2
Enel Distribución Rio S.A. (formerly Ampla Energía S.A.) | Brazil | NITERÓI EMPRESA DE LAZER E TURISMO S/A | Brazilian Reals [Member] | One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	3	3
Enel Distribución Rio S.A. (formerly Ampla Energía S.A.) | Brazil | NITERÓI EMPRESA DE LAZER E TURISMO S/A | Brazilian Reals [Member] | Two to three years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	3	4
Enel Distribución Rio S.A. (formerly Ampla Energía S.A.) | Brazil | NITERÓI EMPRESA DE LAZER E TURISMO S/A | Brazilian Reals [Member] | Three to four years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	3	4
Enel Distribución Rio S.A. (formerly Ampla Energía S.A.) | Brazil | NITERÓI EMPRESA DE LAZER E TURISMO S/A | Brazilian Reals [Member] | Four to five years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	4	5
Enel Distribución Rio S.A. (formerly Ampla Energía S.A.) | Brazil | NITERÓI EMPRESA DE LAZER E TURISMO S/A | Brazilian Reals [Member] | More than five years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	$ 22	$ 34
Enel Distribución Rio S.A. (formerly Ampla Energía S.A.) | Brazil | LEONARDO CAMPOS | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	1032.00%	10.32%
Current lease liabilities	$ 4	$ 7
Non-current lease liability	10	17
Enel Distribución Rio S.A. (formerly Ampla Energía S.A.) | Brazil | LEONARDO CAMPOS | Brazilian Reals [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	1	3
Enel Distribución Rio S.A. (formerly Ampla Energía S.A.) | Brazil | LEONARDO CAMPOS | Brazilian Reals [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	3	4
Enel Distribución Rio S.A. (formerly Ampla Energía S.A.) | Brazil | LEONARDO CAMPOS | Brazilian Reals [Member] | One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	5	5
Enel Distribución Rio S.A. (formerly Ampla Energía S.A.) | Brazil | LEONARDO CAMPOS | Brazilian Reals [Member] | Two to three years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	$ 5	6
Enel Distribución Rio S.A. (formerly Ampla Energía S.A.) | Brazil | LEONARDO CAMPOS | Brazilian Reals [Member] | Three to four years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability		$ 6
Enel Distribución Rio S.A. (formerly Ampla Energía S.A.) | Brazil | JOÃO LOPES MEZAVILLA JUNIOR | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	944.00%	12.51%
Current lease liabilities	$ 13	$ 12
Non-current lease liability	29	49
Enel Distribución Rio S.A. (formerly Ampla Energía S.A.) | Brazil | JOÃO LOPES MEZAVILLA JUNIOR | Brazilian Reals [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	10	9
Enel Distribución Rio S.A. (formerly Ampla Energía S.A.) | Brazil | JOÃO LOPES MEZAVILLA JUNIOR | Brazilian Reals [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	3	3
Enel Distribución Rio S.A. (formerly Ampla Energía S.A.) | Brazil | JOÃO LOPES MEZAVILLA JUNIOR | Brazilian Reals [Member] | One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	4	5
Enel Distribución Rio S.A. (formerly Ampla Energía S.A.) | Brazil | JOÃO LOPES MEZAVILLA JUNIOR | Brazilian Reals [Member] | Two to three years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	4	5
Enel Distribución Rio S.A. (formerly Ampla Energía S.A.) | Brazil | JOÃO LOPES MEZAVILLA JUNIOR | Brazilian Reals [Member] | Three to four years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	5	6
Enel Distribución Rio S.A. (formerly Ampla Energía S.A.) | Brazil | JOÃO LOPES MEZAVILLA JUNIOR | Brazilian Reals [Member] | Four to five years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	5	7
Enel Distribución Rio S.A. (formerly Ampla Energía S.A.) | Brazil | JOÃO LOPES MEZAVILLA JUNIOR | Brazilian Reals [Member] | More than five years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	$ 11	$ 26
Enel Distribución Rio S.A. (formerly Ampla Energía S.A.) | Brazil | ALICE ALT BITTENCOURT | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	989.00%	9.89%
Current lease liabilities	$ 17	$ 13
Non-current lease liability	6	17
Enel Distribución Rio S.A. (formerly Ampla Energía S.A.) | Brazil | ALICE ALT BITTENCOURT | Brazilian Reals [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	11	6
Enel Distribución Rio S.A. (formerly Ampla Energía S.A.) | Brazil | ALICE ALT BITTENCOURT | Brazilian Reals [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	6	7
Enel Distribución Rio S.A. (formerly Ampla Energía S.A.) | Brazil | ALICE ALT BITTENCOURT | Brazilian Reals [Member] | One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	$ 6	10
Enel Distribución Rio S.A. (formerly Ampla Energía S.A.) | Brazil | ALICE ALT BITTENCOURT | Brazilian Reals [Member] | Two to three years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability		$ 7
Enel Distribución Rio S.A. (formerly Ampla Energía S.A.) | Brazil | JOÃO COELHO DE ALENCAR | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	944.00%	12.51%
Current lease liabilities	$ 13	$ 22
Non-current lease liability	94	171
Enel Distribución Rio S.A. (formerly Ampla Energía S.A.) | Brazil | JOÃO COELHO DE ALENCAR | Brazilian Reals [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	4	11
Enel Distribución Rio S.A. (formerly Ampla Energía S.A.) | Brazil | JOÃO COELHO DE ALENCAR | Brazilian Reals [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	9	11
Enel Distribución Rio S.A. (formerly Ampla Energía S.A.) | Brazil | JOÃO COELHO DE ALENCAR | Brazilian Reals [Member] | One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	12	17
Enel Distribución Rio S.A. (formerly Ampla Energía S.A.) | Brazil | JOÃO COELHO DE ALENCAR | Brazilian Reals [Member] | Two to three years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	14	19
Enel Distribución Rio S.A. (formerly Ampla Energía S.A.) | Brazil | JOÃO COELHO DE ALENCAR | Brazilian Reals [Member] | Three to four years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	15	21
Enel Distribución Rio S.A. (formerly Ampla Energía S.A.) | Brazil | JOÃO COELHO DE ALENCAR | Brazilian Reals [Member] | Four to five years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	16	24
Enel Distribución Rio S.A. (formerly Ampla Energía S.A.) | Brazil | JOÃO COELHO DE ALENCAR | Brazilian Reals [Member] | More than five years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	$ 37	$ 90
Enel Distribución Rio S.A. (formerly Ampla Energía S.A.) | Brazil | ISIDRO DA SILVA FERREIRA | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	1088.00%	10.88%
Current lease liabilities	$ 4	$ 4
Non-current lease liability	36	52
Enel Distribución Rio S.A. (formerly Ampla Energía S.A.) | Brazil | ISIDRO DA SILVA FERREIRA | Brazilian Reals [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	1	1
Enel Distribución Rio S.A. (formerly Ampla Energía S.A.) | Brazil | ISIDRO DA SILVA FERREIRA | Brazilian Reals [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	3	3
Enel Distribución Rio S.A. (formerly Ampla Energía S.A.) | Brazil | ISIDRO DA SILVA FERREIRA | Brazilian Reals [Member] | One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	4	5
Enel Distribución Rio S.A. (formerly Ampla Energía S.A.) | Brazil | ISIDRO DA SILVA FERREIRA | Brazilian Reals [Member] | Two to three years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	4	5
Enel Distribución Rio S.A. (formerly Ampla Energía S.A.) | Brazil | ISIDRO DA SILVA FERREIRA | Brazilian Reals [Member] | Three to four years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	5	6
Enel Distribución Rio S.A. (formerly Ampla Energía S.A.) | Brazil | ISIDRO DA SILVA FERREIRA | Brazilian Reals [Member] | Four to five years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	6	6
Enel Distribución Rio S.A. (formerly Ampla Energía S.A.) | Brazil | ISIDRO DA SILVA FERREIRA | Brazilian Reals [Member] | More than five years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	$ 17	$ 30
Enel Distribución Rio S.A. (formerly Ampla Energía S.A.) | Brazil | JOSÉ MARTINS FILHO | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	855.00%
Current lease liabilities	$ 1
Non-current lease liability	6
Enel Distribución Rio S.A. (formerly Ampla Energía S.A.) | Brazil | JOSÉ MARTINS FILHO | Brazilian Reals [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	1
Enel Distribución Rio S.A. (formerly Ampla Energía S.A.) | Brazil | JOSÉ MARTINS FILHO | Brazilian Reals [Member] | One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	2
Enel Distribución Rio S.A. (formerly Ampla Energía S.A.) | Brazil | JOSÉ MARTINS FILHO | Brazilian Reals [Member] | Two to three years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	2
Enel Distribución Rio S.A. (formerly Ampla Energía S.A.) | Brazil | JOSÉ MARTINS FILHO | Brazilian Reals [Member] | Three to four years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	$ 2
Enel Distribución Rio S.A. (formerly Ampla Energía S.A.) | Brazil | LEIDIMAR BELIENY DE CASTRO ANDRADE | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate		5.57%
Current lease liabilities		$ 7
Enel Distribución Rio S.A. (formerly Ampla Energía S.A.) | Brazil | LEIDIMAR BELIENY DE CASTRO ANDRADE | Brazilian Reals [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		$ 7
Enel Distribución Rio S.A. (formerly Ampla Energía S.A.) | Brazil | MOACYR JOSÉ DA CRUZ | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate		6.08%
Current lease liabilities		$ 73
Enel Distribución Rio S.A. (formerly Ampla Energía S.A.) | Brazil | MOACYR JOSÉ DA CRUZ | Brazilian Reals [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		40
Enel Distribución Rio S.A. (formerly Ampla Energía S.A.) | Brazil | MOACYR JOSÉ DA CRUZ | Brazilian Reals [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		$ 33
Enel Distribución Rio S.A. (formerly Ampla Energía S.A.) | Brazil | FUNDAÇÃO COELCE DE SEGURIDADE SOCIAL - FAELCE | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate		6.04%
Current lease liabilities		$ 98
Enel Distribución Rio S.A. (formerly Ampla Energía S.A.) | Brazil | FUNDAÇÃO COELCE DE SEGURIDADE SOCIAL - FAELCE | Brazilian Reals [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		24
Enel Distribución Rio S.A. (formerly Ampla Energía S.A.) | Brazil | FUNDAÇÃO COELCE DE SEGURIDADE SOCIAL - FAELCE | Brazilian Reals [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		$ 74
Enel Distribución Rio S.A. (formerly Ampla Energía S.A.) | Brazil | OSWALDO CARDOSO LIMA | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate		5.34%
Current lease liabilities		$ 27
Enel Distribución Rio S.A. (formerly Ampla Energía S.A.) | Brazil | OSWALDO CARDOSO LIMA | Brazilian Reals [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		9
Enel Distribución Rio S.A. (formerly Ampla Energía S.A.) | Brazil | OSWALDO CARDOSO LIMA | Brazilian Reals [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		$ 18
Enel Distribución Rio S.A. (formerly Ampla Energía S.A.) | Brazil | LOACIR ANTONIO DE CARVALHO | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate		4.01%
Current lease liabilities		$ 2
Enel Distribución Rio S.A. (formerly Ampla Energía S.A.) | Brazil | LOACIR ANTONIO DE CARVALHO | Brazilian Reals [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		$ 2
Enel Distribución Rio S.A. (formerly Ampla Energía S.A.) | Brazil | ANTONIO EDUARDO SARKIS | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate		6.08%
Current lease liabilities		$ 16
Enel Distribución Rio S.A. (formerly Ampla Energía S.A.) | Brazil | ANTONIO EDUARDO SARKIS | Brazilian Reals [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		8
Enel Distribución Rio S.A. (formerly Ampla Energía S.A.) | Brazil | ANTONIO EDUARDO SARKIS | Brazilian Reals [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		$ 8
Enel Distribución Rio S.A. (formerly Ampla Energía S.A.) | Brazil | FUNDAÇÃO CERJ DE SEGURIDADE SOCIAL - BRASILETROS | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate		5.57%
Current lease liabilities		$ 19
Enel Distribución Rio S.A. (formerly Ampla Energía S.A.) | Brazil | FUNDAÇÃO CERJ DE SEGURIDADE SOCIAL - BRASILETROS | Brazilian Reals [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		$ 19
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | FUNDAÇÃO AMPLA DE SEGURIDADE SOCIAL - BRASILETROS | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate		6.30%
Current lease liabilities		$ 353
Non-current lease liability		361
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | FUNDAÇÃO AMPLA DE SEGURIDADE SOCIAL - BRASILETROS | Brazilian Reals [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		194
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | FUNDAÇÃO AMPLA DE SEGURIDADE SOCIAL - BRASILETROS | Brazilian Reals [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		159
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | FUNDAÇÃO AMPLA DE SEGURIDADE SOCIAL - BRASILETROS | Brazilian Reals [Member] | One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability		224
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | FUNDAÇÃO AMPLA DE SEGURIDADE SOCIAL - BRASILETROS | Brazilian Reals [Member] | Two to three years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability		$ 137
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | AGNOS COMÉRCIO DE PARAF. LTDA | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	497.00%	9.34%
Current lease liabilities	$ 3	$ 9
Non-current lease liability		2
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | AGNOS COMÉRCIO DE PARAF. LTDA | Brazilian Reals [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	2	4
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | AGNOS COMÉRCIO DE PARAF. LTDA | Brazilian Reals [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	$ 1	5
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | AGNOS COMÉRCIO DE PARAF. LTDA | Brazilian Reals [Member] | One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability		$ 2
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | LUSIA GOMES JESUS | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	466.00%	9.34%
Current lease liabilities	$ 1	$ 6
Non-current lease liability		1
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | LUSIA GOMES JESUS | Brazilian Reals [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	$ 1	2
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | LUSIA GOMES JESUS | Brazilian Reals [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		4
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | LUSIA GOMES JESUS | Brazilian Reals [Member] | One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability		$ 1
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | FUNDAÇÃO COELCE DE SEGURIDADE SOCIAL - FAELCE | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	466.00%
Current lease liabilities	$ 113
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | FUNDAÇÃO COELCE DE SEGURIDADE SOCIAL - FAELCE | Brazilian Reals [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	$ 113
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | FUNDAÇÃO AMPLA DE SEGURIDADE SOCIAL - BRASILETROS | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	573.00%
Current lease liabilities	$ 108
Non-current lease liability	65
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | FUNDAÇÃO AMPLA DE SEGURIDADE SOCIAL - BRASILETROS | Brazilian Reals [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	27
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | FUNDAÇÃO AMPLA DE SEGURIDADE SOCIAL - BRASILETROS | Brazilian Reals [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	81
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | FUNDAÇÃO AMPLA DE SEGURIDADE SOCIAL - BRASILETROS | Brazilian Reals [Member] | One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	$ 65
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | ITA EMPRESA DE TRANSPORTES LTDA | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	893.00%	8.93%
Current lease liabilities	$ 754	$ 2,656
Non-current lease liability		853
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | ITA EMPRESA DE TRANSPORTES LTDA | Brazilian Reals [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	587	821
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | ITA EMPRESA DE TRANSPORTES LTDA | Brazilian Reals [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	$ 167	1,835
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | ITA EMPRESA DE TRANSPORTES LTDA | Brazilian Reals [Member] | One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability		$ 853
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | ITA EMPRESA DE TRANSPORTES LTDA | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	581.00%	5.81%
Current lease liabilities	$ 102	$ 62
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | ITA EMPRESA DE TRANSPORTES LTDA | Brazilian Reals [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	$ 102	17
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | ITA EMPRESA DE TRANSPORTES LTDA | Brazilian Reals [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		$ 45
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | RAMES ABRAHÃO BASÍLIO | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	608.00%	6.08%
Current lease liabilities	$ 19	$ 46
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | RAMES ABRAHÃO BASÍLIO | Brazilian Reals [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	$ 19	31
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | RAMES ABRAHÃO BASÍLIO | Brazilian Reals [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		$ 15
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | ANTÔNIO FRANCISCO DE MIRANDA | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	910.00%	9.35%
Current lease liabilities	$ 3	$ 4
Non-current lease liability	10
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | ANTÔNIO FRANCISCO DE MIRANDA | Brazilian Reals [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	1	3
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | ANTÔNIO FRANCISCO DE MIRANDA | Brazilian Reals [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	2	$ 1
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | ANTÔNIO FRANCISCO DE MIRANDA | Brazilian Reals [Member] | One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	4
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | ANTÔNIO FRANCISCO DE MIRANDA | Brazilian Reals [Member] | Two to three years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	4
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | ANTÔNIO FRANCISCO DE MIRANDA | Brazilian Reals [Member] | Three to four years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	$ 2
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | ANTÔNIO SERGIO MACHADO | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	886.00%	9.35%
Current lease liabilities	$ 3	$ 1
Non-current lease liability	6
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | ANTÔNIO SERGIO MACHADO | Brazilian Reals [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	1	$ 1
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | ANTÔNIO SERGIO MACHADO | Brazilian Reals [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	2
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | ANTÔNIO SERGIO MACHADO | Brazilian Reals [Member] | One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	2
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | ANTÔNIO SERGIO MACHADO | Brazilian Reals [Member] | Two to three years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	3
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | ANTÔNIO SERGIO MACHADO | Brazilian Reals [Member] | Three to four years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	$ 1
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | SANT'ANA DINIZ & MOURA AGORPECUÁRIA LTDA. | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	934.00%	9.34%
Current lease liabilities	$ 13	$ 77
Non-current lease liability		16
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | SANT'ANA DINIZ & MOURA AGORPECUÁRIA LTDA. | Brazilian Reals [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	$ 13	30
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | SANT'ANA DINIZ & MOURA AGORPECUÁRIA LTDA. | Brazilian Reals [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		47
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | SANT'ANA DINIZ & MOURA AGORPECUÁRIA LTDA. | Brazilian Reals [Member] | One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability		$ 16
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | NERCI BERNARDO DA COSTA | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	910.00%	11.25%
Current lease liabilities	$ 4	$ 5
Non-current lease liability	9	17
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | NERCI BERNARDO DA COSTA | Brazilian Reals [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	1	2
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | NERCI BERNARDO DA COSTA | Brazilian Reals [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	3	3
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | NERCI BERNARDO DA COSTA | Brazilian Reals [Member] | One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	4	5
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | NERCI BERNARDO DA COSTA | Brazilian Reals [Member] | Two to three years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	$ 5	5
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | NERCI BERNARDO DA COSTA | Brazilian Reals [Member] | Three to four years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability		6
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | NERCI BERNARDO DA COSTA | Brazilian Reals [Member] | Four to five years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability		$ 1
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | JOÃO FRANCISCO DOURADO | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	1125.00%	11.25%
Current lease liabilities	$ 4	$ 5
Non-current lease liability	8	14
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | JOÃO FRANCISCO DOURADO | Brazilian Reals [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	1	2
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | JOÃO FRANCISCO DOURADO | Brazilian Reals [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	3	3
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | JOÃO FRANCISCO DOURADO | Brazilian Reals [Member] | One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	4	4
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | JOÃO FRANCISCO DOURADO | Brazilian Reals [Member] | Two to three years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	$ 4	5
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | JOÃO FRANCISCO DOURADO | Brazilian Reals [Member] | Three to four years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability		$ 5
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | FLÁVIO DE OLIVEIRA BRAGA | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	801.00%	8.01%
Current lease liabilities	$ 6	$ 9
Non-current lease liability	23	38
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | FLÁVIO DE OLIVEIRA BRAGA | Brazilian Reals [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	1	4
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | FLÁVIO DE OLIVEIRA BRAGA | Brazilian Reals [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	5	5
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | FLÁVIO DE OLIVEIRA BRAGA | Brazilian Reals [Member] | One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	7	8
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | FLÁVIO DE OLIVEIRA BRAGA | Brazilian Reals [Member] | Two to three years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	8	9
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | FLÁVIO DE OLIVEIRA BRAGA | Brazilian Reals [Member] | Three to four years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	$ 8	10
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | FLÁVIO DE OLIVEIRA BRAGA | Brazilian Reals [Member] | Four to five years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability		$ 11
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | EDIVALDO GODOI DA SILVA | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	730.00%	7.30%
Current lease liabilities	$ 3	$ 3
Non-current lease liability	9	14
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | EDIVALDO GODOI DA SILVA | Brazilian Reals [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	1	1
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | EDIVALDO GODOI DA SILVA | Brazilian Reals [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	2	2
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | EDIVALDO GODOI DA SILVA | Brazilian Reals [Member] | One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	3	3
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | EDIVALDO GODOI DA SILVA | Brazilian Reals [Member] | Two to three years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	3	4
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | EDIVALDO GODOI DA SILVA | Brazilian Reals [Member] | Three to four years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	$ 3	4
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | EDIVALDO GODOI DA SILVA | Brazilian Reals [Member] | Four to five years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability		$ 3
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | ADAIR DEODORO SILVA | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	801.00%	8.01%
Current lease liabilities	$ 4	$ 7
Non-current lease liability	15	25
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | ADAIR DEODORO SILVA | Brazilian Reals [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	1	3
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | ADAIR DEODORO SILVA | Brazilian Reals [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	3	4
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | ADAIR DEODORO SILVA | Brazilian Reals [Member] | One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	5	6
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | ADAIR DEODORO SILVA | Brazilian Reals [Member] | Two to three years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	5	6
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | ADAIR DEODORO SILVA | Brazilian Reals [Member] | Three to four years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	$ 5	7
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | ADAIR DEODORO SILVA | Brazilian Reals [Member] | Four to five years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability		$ 6
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | SELSSI GUEDES DOURADO | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	984.00%
Current lease liabilities	$ 3
Non-current lease liability	10
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | SELSSI GUEDES DOURADO | Brazilian Reals [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	1
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | SELSSI GUEDES DOURADO | Brazilian Reals [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	2
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | SELSSI GUEDES DOURADO | Brazilian Reals [Member] | One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	3
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | SELSSI GUEDES DOURADO | Brazilian Reals [Member] | Two to three years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	3
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | SELSSI GUEDES DOURADO | Brazilian Reals [Member] | Three to four years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	3
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | SELSSI GUEDES DOURADO | Brazilian Reals [Member] | Four to five years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	$ 1
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | ANA MARIA IANNACONI BORGES | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	984.00%
Current lease liabilities	$ 8
Non-current lease liability	21
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | ANA MARIA IANNACONI BORGES | Brazilian Reals [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	4
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | ANA MARIA IANNACONI BORGES | Brazilian Reals [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	4
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | ANA MARIA IANNACONI BORGES | Brazilian Reals [Member] | One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	6
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | ANA MARIA IANNACONI BORGES | Brazilian Reals [Member] | Two to three years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	6
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | ANA MARIA IANNACONI BORGES | Brazilian Reals [Member] | Three to four years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	7
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | ANA MARIA IANNACONI BORGES | Brazilian Reals [Member] | Four to five years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	$ 2
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | TEREZINHA DO CARMOS DE JESUS | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	984.00%
Current lease liabilities	$ 3
Non-current lease liability	10
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | TEREZINHA DO CARMOS DE JESUS | Brazilian Reals [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	1
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | TEREZINHA DO CARMOS DE JESUS | Brazilian Reals [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	2
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | TEREZINHA DO CARMOS DE JESUS | Brazilian Reals [Member] | One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	3
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | TEREZINHA DO CARMOS DE JESUS | Brazilian Reals [Member] | Two to three years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	3
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | TEREZINHA DO CARMOS DE JESUS | Brazilian Reals [Member] | Three to four years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	$ 4
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | MARY CELMA ALVES DE ASSIS | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate		4.01%
Current lease liabilities		$ 4
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | MARY CELMA ALVES DE ASSIS | Brazilian Reals [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		3
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | MARY CELMA ALVES DE ASSIS | Brazilian Reals [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		$ 1
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | JOSÉ FERNANDES DE CASTRO | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate		9.34%
Current lease liabilities		$ 2
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | JOSÉ FERNANDES DE CASTRO | Brazilian Reals [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		1
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | JOSÉ FERNANDES DE CASTRO | Brazilian Reals [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		$ 1
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | EULER ANTÔNIO DE ARAÚJO | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate		9.35%
Current lease liabilities		$ 2
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | EULER ANTÔNIO DE ARAÚJO | Brazilian Reals [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		1
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | EULER ANTÔNIO DE ARAÚJO | Brazilian Reals [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		$ 1
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | ANA DA MOTA YESÃO GONÇALVES | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate		9.35%
Current lease liabilities		$ 7
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | ANA DA MOTA YESÃO GONÇALVES | Brazilian Reals [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		4
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | ANA DA MOTA YESÃO GONÇALVES | Brazilian Reals [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		$ 3
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | FUNDAÇÃO COELCE DE SEGURIDADE SOCIAL - FAELCE | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate		6.08%
Current lease liabilities		$ 90
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | FUNDAÇÃO COELCE DE SEGURIDADE SOCIAL - FAELCE | Brazilian Reals [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		22
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | FUNDAÇÃO COELCE DE SEGURIDADE SOCIAL - FAELCE | Brazilian Reals [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		$ 68
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | HEBERT CHAVES DE SOUZA | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate		9.35%
Current lease liabilities		$ 7
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | HEBERT CHAVES DE SOUZA | Brazilian Reals [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		4
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | HEBERT CHAVES DE SOUZA | Brazilian Reals [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		$ 3
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | ISABELLA FERNANDES/LETÍCIA FERNANDES | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate		6.04%
Current lease liabilities		$ 6
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | ISABELLA FERNANDES/LETÍCIA FERNANDES | Brazilian Reals [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		3
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | ISABELLA FERNANDES/LETÍCIA FERNANDES | Brazilian Reals [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		$ 3
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | MARA LILIAM DE OLIVEIRA | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate		9.35%
Current lease liabilities		$ 3
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | MARA LILIAM DE OLIVEIRA | Brazilian Reals [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		2
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | MARA LILIAM DE OLIVEIRA | Brazilian Reals [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		$ 1
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | SILVIO LUCIANO SAGGIN | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate		9.35%
Current lease liabilities		$ 7
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | SILVIO LUCIANO SAGGIN | Brazilian Reals [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		4
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | SILVIO LUCIANO SAGGIN | Brazilian Reals [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		$ 3
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | VILMA ALVES PIM | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate		9.35%
Current lease liabilities		$ 10
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | VILMA ALVES PIM | Brazilian Reals [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		6
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | VILMA ALVES PIM | Brazilian Reals [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		$ 4
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | DANÚBIA DE FREITAS QUEIROZ | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate		5.34%
Current lease liabilities		$ 5
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | DANÚBIA DE FREITAS QUEIROZ | Brazilian Reals [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		2
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | DANÚBIA DE FREITAS QUEIROZ | Brazilian Reals [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		$ 3
Enel Generación Fortaleza S.A. [Member] | Brazil | FUNDAÇÃO AMPLA DE SEGURIDADE SOCIAL - BRASILETROS | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate		6.30%
Current lease liabilities		$ 18
Non-current lease liability		16
Enel Generación Fortaleza S.A. [Member] | Brazil | FUNDAÇÃO AMPLA DE SEGURIDADE SOCIAL - BRASILETROS | Brazilian Reals [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		11
Enel Generación Fortaleza S.A. [Member] | Brazil | FUNDAÇÃO AMPLA DE SEGURIDADE SOCIAL - BRASILETROS | Brazilian Reals [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		7
Enel Generación Fortaleza S.A. [Member] | Brazil | FUNDAÇÃO AMPLA DE SEGURIDADE SOCIAL - BRASILETROS | Brazilian Reals [Member] | One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability		10
Enel Generación Fortaleza S.A. [Member] | Brazil | FUNDAÇÃO AMPLA DE SEGURIDADE SOCIAL - BRASILETROS | Brazilian Reals [Member] | Two to three years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability		$ 6
Enel Generación Fortaleza S.A. [Member] | Brazil | FUNDAÇÃO AMPLA DE SEGURIDADE SOCIAL - BRASILETROS | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	1242.00%
Current lease liabilities	$ 45
Non-current lease liability	29
Enel Generación Fortaleza S.A. [Member] | Brazil | FUNDAÇÃO AMPLA DE SEGURIDADE SOCIAL - BRASILETROS | Brazilian Reals [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	11
Enel Generación Fortaleza S.A. [Member] | Brazil | FUNDAÇÃO AMPLA DE SEGURIDADE SOCIAL - BRASILETROS | Brazilian Reals [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	34
Enel Generación Fortaleza S.A. [Member] | Brazil | FUNDAÇÃO AMPLA DE SEGURIDADE SOCIAL - BRASILETROS | Brazilian Reals [Member] | One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	$ 29
Enel Generación Fortaleza S.A. [Member] | Brazil | FUNDAÇÃO COELCE DE SEGURIDADE SOCIAL - FAELCE | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate		6.04%
Current lease liabilities		$ 4
Enel Generación Fortaleza S.A. [Member] | Brazil | FUNDAÇÃO COELCE DE SEGURIDADE SOCIAL - FAELCE | Brazilian Reals [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		1
Enel Generación Fortaleza S.A. [Member] | Brazil | FUNDAÇÃO COELCE DE SEGURIDADE SOCIAL - FAELCE | Brazilian Reals [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		$ 3
Edesur | Argentina | SOCIEDAD DE HECHO ENTRE DEL TORO LEONARDO Y DEL TORO DOMINGO | Argentine peso [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	62.00%	0.62%
Current lease liabilities	$ 78	$ 7
Non-current lease liability	45	7
Edesur | Argentina | SOCIEDAD DE HECHO ENTRE DEL TORO LEONARDO Y DEL TORO DOMINGO | Argentine peso [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	78	7
Edesur | Argentina | SOCIEDAD DE HECHO ENTRE DEL TORO LEONARDO Y DEL TORO DOMINGO | Argentine peso [Member] | One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	$ 45	$ 7
Enel Green Power Volta Grande [Member] | Brazil | FUNDAÇÃO AMPLA DE SEGURIDADE SOCIAL - BRASILETROS | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate		7.67%
Current lease liabilities		$ 8
Non-current lease liability		30
Enel Green Power Volta Grande [Member] | Brazil | FUNDAÇÃO AMPLA DE SEGURIDADE SOCIAL - BRASILETROS | Brazilian Reals [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		3
Enel Green Power Volta Grande [Member] | Brazil | FUNDAÇÃO AMPLA DE SEGURIDADE SOCIAL - BRASILETROS | Brazilian Reals [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		5
Enel Green Power Volta Grande [Member] | Brazil | FUNDAÇÃO AMPLA DE SEGURIDADE SOCIAL - BRASILETROS | Brazilian Reals [Member] | One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability		14
Enel Green Power Volta Grande [Member] | Brazil | FUNDAÇÃO AMPLA DE SEGURIDADE SOCIAL - BRASILETROS | Brazilian Reals [Member] | Two to three years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability		15
Enel Green Power Volta Grande [Member] | Brazil | FUNDAÇÃO AMPLA DE SEGURIDADE SOCIAL - BRASILETROS | Brazilian Reals [Member] | Three to four years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability		$ 1
Enel Green Power Volta Grande [Member] | Brazil | FUNDAÇÃO COELCE DE SEGURIDADE SOCIAL - FAELCE | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	650.00%
Current lease liabilities	$ 2
Enel Green Power Volta Grande [Member] | Brazil | FUNDAÇÃO COELCE DE SEGURIDADE SOCIAL - FAELCE | Brazilian Reals [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	1
Enel Green Power Volta Grande [Member] | Brazil | FUNDAÇÃO COELCE DE SEGURIDADE SOCIAL - FAELCE | Brazilian Reals [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	$ 1
Enel Green Power Volta Grande [Member] | Brazil | FUNDAÇÃO AMPLA DE SEGURIDADE SOCIAL - BRASILETROS | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	767.00%
Current lease liabilities	$ 3
Non-current lease liability	12
Enel Green Power Volta Grande [Member] | Brazil | FUNDAÇÃO AMPLA DE SEGURIDADE SOCIAL - BRASILETROS | Brazilian Reals [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	1
Enel Green Power Volta Grande [Member] | Brazil | FUNDAÇÃO AMPLA DE SEGURIDADE SOCIAL - BRASILETROS | Brazilian Reals [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	2
Enel Green Power Volta Grande [Member] | Brazil | FUNDAÇÃO AMPLA DE SEGURIDADE SOCIAL - BRASILETROS | Brazilian Reals [Member] | One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	11
Enel Green Power Volta Grande [Member] | Brazil | FUNDAÇÃO AMPLA DE SEGURIDADE SOCIAL - BRASILETROS | Brazilian Reals [Member] | Two to three years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	$ 1
Enel Green Power Volta Grande [Member] | Brazil | FUNDAÇÃO COELCE DE SEGURIDADE SOCIAL - FAELCE | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate		6.50%
Current lease liabilities		$ 3
Non-current lease liability		3
Enel Green Power Volta Grande [Member] | Brazil | FUNDAÇÃO COELCE DE SEGURIDADE SOCIAL - FAELCE | Brazilian Reals [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		1
Enel Green Power Volta Grande [Member] | Brazil | FUNDAÇÃO COELCE DE SEGURIDADE SOCIAL - FAELCE | Brazilian Reals [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		2
Enel Green Power Volta Grande [Member] | Brazil | FUNDAÇÃO COELCE DE SEGURIDADE SOCIAL - FAELCE | Brazilian Reals [Member] | One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability		$ 3
Enel Américas S.A. | Chile | COMPAÑIA DE LEASING TATTERSALL S A. | Unidad de Fomento (funds code)
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	1.00%	0.01%
Current lease liabilities	$ 19	$ 11
Non-current lease liability		8
Enel Américas S.A. | Chile | COMPAÑIA DE LEASING TATTERSALL S A. | Unidad de Fomento (funds code) | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	11	2
Enel Américas S.A. | Chile | COMPAÑIA DE LEASING TATTERSALL S A. | Unidad de Fomento (funds code) | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	$ 8	9
Enel Américas S.A. | Chile | COMPAÑIA DE LEASING TATTERSALL S A. | Unidad de Fomento (funds code) | One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability		$ 8